As filed with the Securities and Exchange Commission on February 9, 2016

File No. 33-8982

ICA No. 811-4852

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 136	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 137

Victory Portfolios

(Exact name of Registrant as Specified in Trust Instrument)

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

(Address of Principal Executive Office)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Christopher K. Dyer Victory Portfolios 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144	Jay G. Baris Morrison & Foerster LLP 250 West 55th Street New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                 , 2016

CLASS A, C, R, AND Y SHARES

ALTERNATIVES	CLASS A	CLASS C	CLASS R	CLASS Y
Victory RS Focused Opportunity Fund	RSFOX	RSOCX	—	RSOYX
Victory RS Focused Growth Opportunity Fund	RSFGX	RGOCX	—	RGOYX

VALUE
Victory RS Partners Fund	RSPFX	—	RSPKX	RSPYX
Victory RS Value Fund	RSVAX	RVACX	RSVKX	RSVYX
Victory RS Large Cap Alpha Fund	GPAFX	RCOCX	RCEKX	RCEYX
Victory RS Investors Fund	RSINX	RIVCX	RSIKX	RSIYX

GLOBAL NATURAL RESOURCES
Victory Global Natural Resources Fund	RSNRX	RGNCX	RSNKX	RSNYX

GROWTH
Victory RS Small Cap Growth Fund	RSEGX	REGWX	RSEKX	RSYEX
Victory RS Select Growth Fund	RSDGX	RSGFX	RSDKX	RSSYX
Victory RS Mid Cap Growth Fund	RSMOX	RMOCX	RSMKX	RMOYX
Victory RS Growth Fund	RSGRX	RGWCX	RSGKX	RGRYX
Victory RS Technology Fund	RSIFX	RINCX	RIFKX	RIFYX
Victory RS Small Cap Equity Fund	GPSCX	RSCCX	RSCKX	RSCYX

INTERNATIONAL
Victory RS International Fund	GUBGX	RIGCX	RIGKX	RSIGX
Victory RS Global Fund	RSGGX	RGGCX	RGGKX	RGGYX
Victory RS Emerging Markets Fund	GBEMX	REMGX	REMKX	RSENX
Victory RS Emerging Markets Small Cap Fund	RSMSX	RSMGX	—	RSMYX
Victory RS China Fund	RSCHX	RCHCX	RCHKX	RCHYX

FIXED INCOME
Victory INCORE Investment Quality Bond Fund	GUIQX	RIQCX	RIQKX	RSQYX
Victory INCORE Low Duration Bond Fund	RLDAX	RLDCX	RLDKX	RSDYX
Victory High Yield Fund	GUHYX	RHYCX	RHYKX	RSYYX
Victory Tax-Exempt Fund	GUTEX	RETCX	—	RSTYX
Victory High Income Municipal Bond Fund	RSHMX	RSHCX	—	RHMYX
Victory Floating Rate Fund	RSFLX	RSFCX	RSFKX	RSFYX
Victory Strategic Income Fund	RSIAX	RSICX	RINKX	RSRYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RSFunds.com
800.766.3863

TABLE OF CONTENTS

Alternatives Fund Summaries
Victory RS Focused Opportunity Fund	1
Victory RS Focused Growth Opportunity Fund	7

Value Fund Summaries
Victory RS Partners Fund	13
Victory RS Value Fund	18
Victory RS Large Cap Alpha Fund	23
Victory RS Investors Fund	28

Global Natural Resources Fund Summary
Victory Global Natural Resources Fund	33

Growth Fund Summaries
Victory RS Small Cap Growth Fund	39
Victory RS Select Growth Fund	44
Victory RS Mid Cap Growth Fund	50
Victory RS Growth Fund	55
Victory RS Technology Fund	60
Victory RS Small Cap Equity Fund	66

International Fund Summaries
Victory RS International Fund	71
Victory RS Global Fund	76
Victory RS Emerging Markets Fund	81
Victory RS Emerging Markets Small Cap Fund	86
Victory RS China Fund	92

Fixed Income Fund Summaries
Victory INCORE Investment Quality Bond Fund	98
Victory INCORE Low Duration Bond Fund	104
Victory High Yield Fund	110
Victory Tax-Exempt Fund	116
Victory High Income Municipal Bond Fund	122
Victory Floating Rate Fund	128
Victory Strategic Income Fund	134

Additional Information
Additional Information About Principal Risks	140
Additional Information About the Funds’ Investment Strategies and Risks	140
Fund Benchmarks
Additional Information on Expenses	156
Impact on Returns
Management of the Funds	156

Investment Team Biographical Information
Types of Shares Available	163
How Shares Are Priced	169
How to Purchase Shares	170
How to Sell Shares	172

i

Exchanges	175
Cost Basis Reporting	175
Frequent Purchases and Redemptions	175
Special Purchase and Sale Plans	176
USA Patriot Act	177
Dividends and Distributions	177
Taxes	178
Disclosure of Portfolio Holdings	180

Financial Highlights
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Large Cap Alpha Fund
Victory RS Investors Fund
Victory Global Natural Resources Fund
Victory RS Small Cap Growth Fund
Victory RS Select Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Growth Fund
Victory RS Technology Fund
Victory RS Small Cap Equity Fund
Victory RS International Fund
Victory RS Global Fund
Victory RS Emerging Markets Fund
Victory RS Emerging Markets Small Cap Fund
Victory RS China Fund
Victory INCORE Investment Quality Bond Fund
Victory INCORE Low Duration Bond Fund
Victory High Yield Fund
Victory Tax-Exempt Fund
Victory High Income Municipal Bond Fund
Victory Floating Rate Fund
Victory Strategic Income Fund

Appendix A
Supplemental Performance Information for RS Focused Growth Opportunity Fund	A-1

ii

Victory RS Focused Opportunity Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	(1)	1.00%		None

Share Class	Class A		Class C		Class Y
Management Fees	1.25%		1.25%		1.25%
Distribution (12b-1) Fees	0.25%		1.00%		None
Dividend/Interest Expense on Short Sales	[ ]	%	[ ]	%	[ ]	%
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.90%, 2.65%, and 1.65% of the Fund’s Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund commenced operations in February 2015.  During the period from the Fund’s commencement of operations through December 31, 2015, the Acquired Fund’s portfolio turnover rate was 152% of the average value of the Fund’s portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in a diversified portfolio of equity securities of U.S. companies that the Adviser considers to be high quality companies. The Fund will take short positions in an attempt to eliminate or reduce specific investment or risk exposures within the portfolio and to focus the Fund’s potential for investment return on the most desirable opportunities presented by its portfolio of investments.

In selecting long investments for the Fund, the Adviser identifies companies using a fundamental stock selection process. The process seeks to identify companies with, among other things, attractive relative valuations, strong and stable growth, increasing return on invested capital, and improving market sentiment. The Adviser also uses a quantitative analytical model, taking into account many of the same factors, to evaluate individual securities and to aid in the portfolio construction process.

The Adviser currently expects that the Fund will typically hold between 40 and 70 equity securities in long positions. The Fund may hold any number of short positions, and the number and aggregate investment exposure of the Fund’s short positions at any time may be greater than the number and aggregate exposure of the Fund’s long positions. The Fund may use derivatives transactions, including options, total return swaps, futures, and contracts for differences, to gain long or short exposure to equity securities as an alternative to direct positions in those equity securities.

Although short positions will be used primarily to reduce specific risk exposures in the Fund’s portfolio, RS Investments will generally attempt to enter into short positions on securities it expects to decline in value, attempting to create over time an incremental total return, or “alpha,” to the Fund.

Through the combination of long and short positions, the Adviser intends to create a portfolio with significantly less exposure to broad market risks than a typical long-only portfolio, and with focused exposures to individual company, industry, and broad market themes. The Fund generally expects to forego some of the potential up-side return associated with a long-only investment strategy in return for the potential for reduced volatility provided by its short positions, although the Adviser seeks to minimize this effect over time through above-average returns on the Fund’s long investments. The Fund’s use of short sales may create investment leverage in the portfolio, and the Fund may lose money both on the long positions in its portfolio and on the short positions. The Adviser will, however, enter into short positions in an effort to eliminate or reduce risk exposure in the Fund’s long positions. The aggregate of the investment exposures created by the Fund’s long positions and its short positions will likely exceed the value of the Fund’s assets.

The Fund invests primarily in equity securities of companies of any size market capitalization. Equity securities may include common and preferred stocks, and options, warrants, or rights with respect to common or preferred stocks. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, exchange-traded funds (“ETFs”), and private investment vehicles, including investment companies sponsored or managed by RS Investments or its affiliates.

The Fund typically invests most of its assets in equity securities of U.S. companies but may invest any portion of its assets in foreign securities, including direct investments and investments through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

The Fund’s short positions might include, for example, taking a short position on a basket of equity securities or index of equity securities to reduce broad equity market risk. The Fund might also take a short position on one or a small number of equity securities in order to eliminate more specific investment elements, such as risks of investments in particular industries or sectors, or certain risks the Adviser identifies as potentially affecting a number of the Fund’s portfolio investments. The Adviser may create short positions for the Fund by entering into short sales of specific equity securities or groups of securities, or by entering into derivatives transactions, including options, total return swaps, futures, and contracts for differences, providing short exposure to one or more equity securities or indices of equity securities. The Adviser relies on fundamental and quantitative analyses in identifying investment exposures and risks it might seek to reduce within the Fund’s portfolio and in identifying the specific short exposures that are intended to reduce those exposures and risks.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•          Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•          Investment Style Risk

A mutual fund investing principally in growth and value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•          Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•          Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

•          Short Sale Risk

An increase in the value of a security over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Adviser will be able to close out the position at any particular time or at an acceptable price. The loss from a short position is potentially unlimited. A Fund’s use of short sales will likely result in the creation of leverage in the Fund.

•          Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•          Leverage Risk

Use of leverage by the Fund may have the effect of increasing the volatility of the value of the Fund’s portfolio, and may entail risk of loss in excess of the Fund’s invested capital.

•          Overweighting Risk

Overweighting investments in companies relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

•          Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s primary benchmark.

•          Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•          Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•          Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•          Prime Brokerage Risk

In the event of a default, insolvency, or failure of the prime broker used by a Fund in connection with its short investments, there is no guarantee that the Fund would be able to recover its assets from the prime broker. The Fund may be delayed or prevented from recovering its assets, resulting in losses to the Fund.

•          Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•          Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•          Underlying Investment Vehicle Risk

An investment company or similar vehicle (including an ETF) in which the Fund invests does not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this Prospectus. The performance figures for the Fund, once included, will reflect the historical performance of the RS Focused Opportunity Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC).

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Rick Brandt is a Portfolio Manager of the Adviser and has been a member of the Fund’s investment team since inception of the Fund (including the predecessor fund) in March 2015.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans. You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Focused Opportunity Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Focused Growth Opportunity Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	(1)	1.00%		None

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class Y
Management Fees	1.25%		1.25%		1.25%
Distribution (12b-1) Fees	0.25%		1.00%		None
Dividend/Interest Expense on Short Sales	[ ]	%	[ ]	%	[ ]	%
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.90%, 2.65%, and 1.65% of the Fund’s Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund commenced operations in February 2015.  During the period from the Fund’s commencement of operations through December 31, 2015, the Acquired Fund’s portfolio turnover rate was 139% of the average value of the Fund’s portfolio.

Principal Investment Strategies

The Fund invests principally in a diversified portfolio of growth-oriented equity securities selected by the Adviser using a fundamental stock selection process. The Fund will take short positions in an attempt to eliminate or reduce specific investment or risk exposures within the portfolio and to focus the Fund’s potential for investment return on the most desirable opportunities presented by its portfolio of investments.

In selecting long investments for the Fund, the Adviser employs fundamental analysis to identify companies that can produce sustainable earnings growth over a multi-year horizon. Those companies typically exhibit some or all of the following key characteristics: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations. The Adviser also applies a quantitative analytical model to evaluate overall portfolio construction and investment themes within the portfolio.

The Adviser currently expects that the Fund will typically hold between 40 and 70 equity securities in long positions. The Fund may hold any number of short positions, and the number and aggregate investment exposure of the Fund’s short positions at any time may be greater than the number and aggregate exposure of the Fund’s long positions. The Fund may use derivatives transactions, including options, total return swaps, futures, and contracts for differences, to gain long or short exposure to equity securities, as an alternative to direct positions in those securities.

Although short positions will be used primarily to reduce specific risk exposures in the Fund’s portfolio, RS Investments will generally attempt to enter into short positions on securities it expects to decline in value, attempting to create over time an incremental total return, or “alpha,” to the Fund.

Through the combination of long and short positions, the Adviser intends to create a portfolio with significantly less exposure to broad market risks than a typical long-only portfolio, and with focused exposures to individual company, industry, and broad market themes. The Fund generally expects to forego some of the potential up-side return associated with a long-only investment strategy in return for the potential for reduced volatility provided by its short positions, although the Adviser seeks to minimize this effect over time through above-average returns on the Fund’s long investments. The Fund’s use of short sales may create investment leverage in the portfolio, and the Fund may lose money both on the long positions in its portfolio and on the short positions. The Adviser will, however, enter into short positions in an effort to eliminate or reduce risk exposure in the Fund’s long positions. The aggregate of the investment exposures created by the Fund’s long positions and its short positions will likely exceed the value of the Fund’s assets.

The Fund invests primarily in equity securities of companies of any size market capitalization. Equity securities may include common and preferred stocks, and options, warrants, or rights with respect to common or preferred stocks. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, exchange-traded funds (“ETFs”), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its affiliates.

The Fund typically invests most of its assets in equity securities of U.S. companies but may invest any portion of its assets in foreign securities, including direct investments and investments through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

The Fund’s short positions might include, for example, taking a short position on a basket of equity securities or index of equity securities to reduce broad equity market risk. The Fund might also take a short position on one or a small number of equity securities in order to eliminate more specific investment elements, such as risks of investments in particular industries or sectors, or certain risks the Adviser identifies as potentially affecting a number of the Fund’s portfolio investments. The Adviser may create short positions for the Fund by entering into short sales of specific equity securities or groups of securities, or by entering into derivatives transactions, including options, total return swaps, futures, and contracts for differences, providing short exposure to one or more equity securities or indices of equity securities. The Adviser relies on fundamental and quantitative analyses in identifying investment exposures and risks it might seek to reduce within the Fund’s portfolio and in identifying the specific short exposures that are intended to reduce those exposures and risks.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•          Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•          Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•          Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•          Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

•          Short Sale Risk

An increase in the value of a security over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Adviser will be able to close out the position at any particular time or at an acceptable price. The loss from a short position is potentially unlimited. A Fund’s use of short sales will likely result in the creation of leverage in the Fund.

•          Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•          Leverage Risk

Use of leverage by the Fund may have the effect of increasing the volatility of the value of the Fund’s portfolio, and may entail risk of loss in excess of the Fund’s invested capital.

•          Overweighting Risk

Overweighting investments in companies relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

•          Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s primary benchmark.

•          Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•          Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•          Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•          Prime Brokerage Risk

In the event of a default, insolvency, or failure of the prime broker used by a Fund in connection with its short investments, there is no guarantee that the Fund would be able to recover its assets from the prime broker. The Fund may be delayed or prevented from recovering its assets, resulting in losses to the Fund.

•          Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•          Foreign Securities Risk

Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•          Underlying Investment Vehicle Risk

An investment company or similar vehicle (including an ETF) in which the Fund invests does not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this Prospectus. The performance figures for the Fund, once included, will reflect the historical performance of the RS Focused Growth Opportunity Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC).

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Rick Brandt is a Portfolio Manager of the Adviser and has been a member of the Fund’s investment team since its inception of the Fund (including the predecessor fund) in March 2015.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Focused Growth Opportunity Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Partners Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 124 of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class R		Class Y
Management Fees	1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 1.81%, and 1.12% of the Fund’s Class A, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of small-capitalization companies. The Adviser considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $[ ] billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Adviser currently expects that the Fund typically will hold between 40 and 65 securities positions.

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•         Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•   Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class K and Class Y shares of the RS Partners Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  23.54%            Worst Quarter  Fourth Quarter 2008  -29.23%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 7/12/95	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Class R Shares	10/13/06			—
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)				—
Class Y Shares	5/1/07			—
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Byron E. Penstock, CFA, is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2012.

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2013.

Paul Hamilos, CFA, is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Robert J. Harris is a Portfolio Manager of the Adviser and  has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page [ ] of the Fund’s Prospectus.

Investment Minimums	Class A	Class R	Class Y
Minimum Initial Investment	$2,500	None	$1,000,000
Minimum Subsequent Investments	$500	None	None

For Class A shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Partners Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Value Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	(1)	1.00%	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.85%		0.85%		0.85%		0.85%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.30%, 2.07%, 1.69% and 1.06% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities that the Fund’s investment team believes are undervalued, of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $[ ] billion, based on the size of the largest company in the Index on March 31, 2016). The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Adviser currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Value Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Third Quarter 2009  20.05%            Worst Quarter  Fourth Quarter 2008  -26.55%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 6/30/93	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	5/1/07			—
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)				—
Class R Shares	12/4/06			—
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)				—
Class Y Shares	5/1/07			—
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund’s (and the predecessor fund’s) investment team since 2013.

Byron E. Penstock, CFA, is a Portfolio Manager of the Adviser and has been a member of the Fund’s (and the predecessor fund’s) investment team since 2013; and

Paul Hamilos, CFA, is a Portfolio Manager of the Adviser and has been a member of the Fund’s (and the predecessor fund’s) investment team since 2014.

Robert J. Harris is a Portfolio Manager of the Adviser and has been a member of the Fund’s (and the predecessor fund’s) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund’s (and the predecessor fund’s) investment team since 2014.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $500 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Value Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Large Cap Alpha Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	(1)	1.00%	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.50%		0.50%		0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.89%, 1.69%, 1.26%, and 0.68% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in companies considered by the Adviser to be (at the time of purchase) large-capitalization companies.

A company is considered to be large-capitalization if its market capitalization is at least $5 billion. The Adviser currently expects that the Fund typically will hold between 35 and 50 securities positions. In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s primary benchmark.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

•   Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Large Cap Alpha Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Third Quarter 2009  17.47%            Worst Quarter  Third Quarter 2011  -20.78%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 6/1/72	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions					—
Return After Taxes on Distributions and Sale of Fund Shares					—
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)					N/A	(1)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)						(2)
Class C Shares	8/7/00
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Class R Shares	5/15/01
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Class Y Shares	5/1/07
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)				—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)				—

(1)         No since inception return for the Russell 1000® Value Index is shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000® Value Index.

(2)         Since inception return for the S&P 500® Index shown in the table for Class A shares is since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2012.

Byron E. Penstock, CFA, is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2013.

Paul Hamilos, CFA, is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Robert J. Harris is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Large Cap Alpha Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Investors Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	(1)	1.00%	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.33%, 2.07%, 1.95% and 1.05% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests in equity securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund is non-diversified and expects to hold a larger portion of its assets in smaller number of issuers. The Adviser currently expects that the Fund typically will hold between 15 and 30 securities positions.

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•   Non-Diversified Risk

A non-diversified Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Investors Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  26.20%            Worst Quarter  Fourth Quarter 2008  -35.17%

Annual Return for Class A Shares (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 11/15/05	1 Year	5 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	7/24/07
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Class R Shares	1/3/07
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Class Y Shares	5/1/07
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2013.

Byron E. Penstock, CFA, is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2013.

Paul Hamilos, CFA, is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Robert J. is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2014.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Investors Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY Global Natural Resources Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	(1)	1.00%	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.48%, 2.28%, 1.86% and 1.15% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies that SailingStone Capital Partners LLC, the Fund’s sub-adviser, (“SailingStone”) considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 20 and 30 securities positions.

In evaluating investments for the Fund, SailingStone conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. “Advantaged assets” are the low cost producers of a given commodity that SailingStone believes offer a competitive advantage in the form of achieving higher returns on capital relative to their cost of capital and the returns of other producers.

SailingStone believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. SailingStone seeks to purchase interests in companies with these characteristics when it believes the stock price reflects a limited possibility of permanent capital impairment.

SailingStone seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the natural resources industries over a commodity price cycle. The Fund may invest in companies of any size, although it is likely that many of the companies offering the most attractive long-term returns will be smaller and medium-sized companies. SailingStone does not attempt to replicate within the Fund’s portfolio the commodity exposures of broad natural resources equity indices or to replicate or approximate any index return. As a result, the representations of the various natural resources equity industries in the Fund’s portfolio will likely differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund’s investment performance will likely differ, at times substantially, from that of such indices.

Companies in natural resources industries include companies that SailingStone considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow, or net profits is, in SailingStone’s judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if SailingStone believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

•   Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

•   Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Natural Resources Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by SailingStone Capital Partners LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Third Quarter 2005  28.74%            Worst Quarter  Third Quarter 2008  -34.23%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 11/15/95	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)					N/A	(1)
S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)					N/A	(1)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	5/1/07
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)				—
S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)				—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)				—
Class R Shares	12/4/06			—
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)				—
S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)				—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)				—
Class Y Shares	5/1/07			—
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)				—
S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)				—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)

(1)         No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the MSCI World Commodity Producers Index (Gross) and the S&P North American Natural Resources Sector Index™.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

SailingStone Capital Partners LLC (“SailingStone”)

Investment Team

MacKenzie B. Davis, CFA, is a [title] of SailingStone and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2005.

Kenneth L. Settles Jr., CFA, is a [title] of SailingStone and has been a member of the Fund’s (including the predecessor fund’s) investment team since 2007

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,00,000
Minimum Subsequent Investments	$50	$50	None	100

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory Global Natural Resources Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Small Cap Growth Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	(1)	1.00%	None	None

Annual Fund Operating Expenses
(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.95%		0.95%		0.95%		0.95%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.16%, 1.86% and 1.13% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in small-capitalization companies. The Adviser currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $[ ] billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations. There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Small Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  18.99%            Worst Quarter  Fourth Quarter 2008  -25.39%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 11/30/87	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	9/6/07			—
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Class R Shares	1/22/07			—
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Class Y Shares	5/1/07			—
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund)  since 2007.

D. Scott Tracy, CFA,  is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page [ ] of the Fund’s Prospectus.

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Small Cap Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Select Growth Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses
(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.18%, 1.91% and 1.14% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $[ ] billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside these parameters due to changes in market values of those companies after the Fund’s investment in those companies.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s primary benchmark.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Select Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund”. Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Third Quarter 2009  18.08%            Worst Quarter  Fourth Quarter 2008  -25.49%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 8/1/96	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	11/15/07			—
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Class R Shares	2/12/07			—
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Class Y Shares	5/1/09			—
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund since 2007.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

D. Scott Tracy, CFA,  is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2014 and an analyst of the Fund (including the predecessor fund) since 2007.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Select Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Mid Cap Growth Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.85%		0.85%		0.85%		0.85%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses (2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 2.11%, 1.80% and 0.95% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities. The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies considered by the Adviser to be (at the time of purchase) mid-capitalization companies. The Fund invests principally in equity securities. A company is considered to be a mid-capitalization company if it has a market capitalization of between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $[ ] billion, based on the size of the largest company in the Index on March 31, 2016). The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•        Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•        Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•        Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•        Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Mid Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter First Quarter 2012  18.54%            Worst Quarter Fourth Quarter 2008  -28.85%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 7/12/95	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	5/21/07			—
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Class R Shares	12/4/06			—
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Class Y Shares	5/1/07			—
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

D. Scott Tracy, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2014 and an analyst of the Fund (including the predecessor fund) since 2007.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None		$1,000,000
Minimum Subsequent Investments	$50	$50	None	$	None

A $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Growth Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses (2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.93%, 1.71% and 0.83% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is at least $5 billion. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•        Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•       Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•        Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•        Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•        Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•        Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•        Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•        Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•        Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment

Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter First Quarter 2012  15.38%            Worst Quarter Fourth Quarter 2008  -23.61%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 5/12/92	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	6/30/07			—
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Class R Shares	11/27/06			—
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)				—
Class Y Shares	5/1/07			—
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund since 2009.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

D. Scott Tracy, CFA,  is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund(including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

A $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans. You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Science and Technology Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.49%, 2.28%, 1.93% and 1.24% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in science and/or technology companies. The Fund invests principally in equity securities and may invest in companies of any size. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Adviser employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the Adviser’s proprietary earnings calculations.

A particular company will be considered to be a science or technology company if the Adviser determines that it applies scientific or technological developments or discoveries to grow its business or increase its competitive advantage. Science and technology companies may also include companies whose products, processes or services, in the opinion of the Adviser, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Acquiring Fund also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Science and Technology Concentration Risk

Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s primary benchmark.

•   Science and Technology Investment Risk

Investments in science and technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Technology Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  29.79%          Worst Quarter  Fourth Quarter 2008  -27.06%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 11/15/95	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes)						(1)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	5/2/07			—
S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes)				—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)				—
Class R Shares	1/19/07			—
S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes)				—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)				—

Class Y Shares	5/1/07	—
S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes)		—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		—

(1)         Since inception return for the S&P North American Technology Sector Index™ reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2001.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2016.

Paul Leung, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2016.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Science and Technology Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Small Cap Equity Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 1.75% and 1.10% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Adviser considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $   billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•   Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on April 16, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Small Cap Equity Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  18.93%           Worst Quarter  Third Quarter 2011  -23.30%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 5/1/97	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	8/7/00
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Class R Shares	5/15/01
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Class Y Shares	5/1/07			—
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

D. Scott Tracy, CFA,  is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page [ ] of the Fund’s Prospectus.

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Small Cap Equity Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS International Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.80%		0.80%		0.80%		0.80%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.17%, 1.82% and 1.17% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which Adviser considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States.

The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia/Pacific region (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Adviser believes it would be appropriate to do so.

The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Foreign Securities Risk

Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•   Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS International Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on July 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  25.30%            Worst Quarter  Fourth Quarter 2008  -23.14%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 2/16/93	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)						(1)
Class C Shares	8/7/00
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Class R Shares	5/15/01
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)

Class Y Shares	3/10/09	—
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)		—

(1)         Since inception return for MSCI EAFE Index (Gross) shown in the table for Class A shares is since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

U-Wen Kok is a Portfolio Manager of the Adviser and has been the portfolio manager of the Fund (including the predecessor fund) since 2013.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS International Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS GLOBAL FUND

RS Global Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.80%		0.80%		0.80%		0.80%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.40%, 2.17%,1.81 and 1.09% of the Fund’s Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Foreign Securities Risk

Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•   Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•   Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on July 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  First Quarter 2012  13.08%            Worst Quarter  Second Quarter 2012  -6.84%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	1 Year	Since Inception (5/16/11)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Class C Shares
Class R Shares
Class Y Shares
MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

U-Wen Kok is a Portfolio Manager of the Adviser and has been the portfolio manager of the Fund (including the predecessor fund) since 2013.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Global Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

VICTORY RS Emerging Markets Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information.

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.65%, 2.45%, 1.96% and 1.32% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.

The Fund generally defines an emerging market country as one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. The Fund defines an emerging market company as one (1) that is organized under the laws of, or has its principal office in, an emerging market country; (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or (3) for which the principal securities market is located in an emerging market country.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Foreign Securities Risk

Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•   Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

•   Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Emerging Markets Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  44.06%            Worst Quarter  Fourth Quarter 2008  -29.41%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 5/1/97	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)						(1)
Class C Shares	8/7/00
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)
Class R Shares	5/15/01
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)
Class Y Shares	3/10/09			—
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)				—

(1)         Since inception return for MSCI Emerging Markets Index (Gross) shown in the table for Class A shares is since April 30, 1997, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Michael Reynal is a Portfolio Manager of the Adviser and has been a portfolio manager of the Fund (including the predecessor fund) since 2013.

Michael Ade, CFA, is a Portfolio Manager of the Adviser and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Emerging Markets Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS Emerging Markets Small Cap Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class Y
Management Fees	1.25%		1.25%		1.25%
Distribution (12b-1) Fees	0.25%		1.00%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.75%, 2.50%, and 1.50% of the Fund’s Class A, Class C, and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees..

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of small-capitalization emerging market companies. The Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $5 billion or less or 120% or less of the market capitalization of the largest company included in the MSCI Emerging Markets Small Cap Index on the last day of the most recent quarter (currently, approximately $[ ] billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater.

The Fund generally defines an emerging market country as one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. The Fund defines an emerging market company as one (1) that is organized under the laws of, or has its principal office in, an emerging market country; (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or (3) for which the principal securities market is located in an emerging market country.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Adviser.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

The Fund’s investments may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Foreign Securities Risk

Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

•   Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year and since inception compare with those of broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class K and Class Y shares of the RS Emerging Markets Small Cap Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

VICTORY RS EMERGING MARKETS SMALL CAP FUND

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  23.54%            Worst Quarter  Fourth Quarter 2008  -29.23%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date [ ]	1 Year	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)
Class C Shares
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)

Class Y Shares
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Michael Reynal is a Portfolio Manager of the Adviser and has been a portfolio manager of the Fund (including the predecessor fund) since its inception.

Michael Ade, CFA, is a Portfolio Manager of the Adviser and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

Maria Freund, CFA has been a portfolio manager of the Fund since July 2015 and an analyst of the Fund since its inception.

Peter Luo, CFA, is a Portfolio Manager of the Adviser and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS Emerging Markets Small Cap Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY RS China Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses
(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	1.10%		1.10%		1.10%		1.10%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Acquired Fund Fees and Expenses(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(4)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.75%, 2.50%, 2.14% and 1.42% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the Fund’s net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund currently defines a “Chinese company” as (1) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (2) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (3) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (4) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Adviser.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•   Foreign Securities Risk

Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

•   Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•   Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•   Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•   Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•   Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•   Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•   Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS China Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  First Quarter 2012  16.51%            Worst Quarter  Second Quarter 2012  -5.49%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	1 Year	Since Inception (5/16/11)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Class C Shares
Class R Shares
Class Y Shares
MSCI China Index (Gross) (reflects no deduction for fees, expenses or taxes)

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investment Management investment team (referred to as an investment franchise).

Investment Team

Michael Reynal has been a portfolio manager of the Fund (including the predecessor fund) since 2013.

Tony Chu, CFA, has been a portfolio manager of the Fund (including the predecessor fund) since 2014.

Michael Ade, CFA, has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory RS China Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Victory INCORE Investment Quality Bond Fund

Investment Objective

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.50%		0.50%		0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.90%, 1.77%, 1.30% and 0.66% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

The Adviser uses bond market sector allocation, comprehensive credit analysis and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund’s portfolio is expected to be between 3 and 10 years but it may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”

Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund’s assets may be invested in foreign securities, which may be denominated in foreign currencies.

The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Adviser will invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes or to seek exposure to a particular asset class.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

•   When-Issued, TBA and Delayed Delivery

The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s NAV. There is also the risk that a party fails to deliver the security on time or at all.

•   High-Yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value.  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•   Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•   Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•   Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

•   Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

•   Underlying Investment Vehicle Risk

An investment company or similar vehicle (including an ETF) in which the Fund invests does not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Effective [July 1] 2016, the Fund’s investment team changed. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Investment Quality Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Third Quarter 2009  5.27%            Worst Quarter  Second Quarter  2013  -2.92%

RS INCORE INVESTMENT QUALITY BOND FUND

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 2/16/93	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	8/7/00%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Class K Shares	5/15/01
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Class Y Shares	5/12/09			—
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s INCORE Capital Management investment team (referred to as an investment franchise).

Investment Team

Edward D. Goard is a Managing Director and a Chief Investment Officer of the Adviser and has been a Portfolio Manager of the Fund since [ ] 2016.

Richard A. Consul is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund [ ] 2016.

S. Brad Fush is a Director — Fixed Income Credit Research of the Adviser and has been a Portfolio Manager of the Fund since [ ] 2016.

James R. Kelts is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since [ ] 2016.

Gregory D. Oviatt is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since [ ] 2016.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory INCORE Investment Quality Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Victory INCORE Low Duration Bond Fund

Investment Objective

The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.45%		0.45%		0.45%		0.45%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.85%, 1.62%, 1.27% and 0.62% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

The Adviser uses bond market sector allocation, comprehensive credit analysis, and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund’s portfolio is expected to be between 1 to 3 years and an average maturity between 1 to 3 years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest up to 20% of its total assets in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”

Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund’s assets may be invested in foreign securities, which may be denominated in foreign currencies.

The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts

(both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•   Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

•   Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•   Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

•   When-Issued, TBA and Delayed Delivery Risk

The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s NAV. There is also the risk that a party fails to deliver the security on time or at all.

•   High-Yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

•   Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•   Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value.  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

•   Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•   Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•   Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

•   Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

•   Underlying Investment Vehicle Risk

An investment company or similar vehicle (including an ETF) in which the Fund invests does not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Effective [July 1] 2016, the Fund’s investment team changed. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Low Duration Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Third Quarter 2009  2.20%            Worst Quarter  Second Quarter2013  -0.92%

Average Annual Total Returns (PERIODS ENDED 12/31/14)

Class A Shares	Inception Date of Share Class 7/30/03	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	7/30/03
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Class R Shares	7/30/03
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Class Y Shares	5/12/09			—
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s INCORE Capital Management investment team (referred to as an investment franchise).

Investment Team

Edward D. Goard is a Managing Director and a Chief Investment Officer of the Adviser and has been a Portfolio Manager of the Fund since [ ] 2016.

Richard A. Consul is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund [ ] 2016.

S. Brad Fush is a Director — Fixed Income Credit Research of the Adviser and has been a Portfolio Manager of the Fund since [ ] 2016.

James R. Kelts is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since [ ] 2016.

Gregory D. Oviatt is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since [ ] 2016.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory INCORE Low Duration Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY High Yield Fund

Investment Objectives

The Fund seeks to provide current income. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses
(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.60%		0.60%		0.60%		0.60%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.00%, 1.70%, 1.35%, and 0.76% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by the Fund’s investment team to be of comparable quality.

The Fund’s investment team considers several factors in purchasing and selling securities, such as the price of the security and the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•         High-Yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

•         Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

•         Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value.  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

•         Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•         Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

•         Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•         Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•         Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

•         Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•         Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS High Yield Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and subadvised by Park Avenue Institutional Advisers LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2009  13.55%            Worst Quarter  Fourth Quarter 2008  -12.45%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 9/1/98	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	8/7/00
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Class R Shares	5/15/01
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Class Y Shares	5/12/09			—
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund) since 2009.

Paul Gillin, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

John Blaney, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund’s) since May 2015.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory High Yield Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY Tax-Exempt Fund

Investment Objective

The Fund seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None

Annual Fund Operating Expenses
(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class Y
Management Fees	0.50%		0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.80%, 1.60%, and 0.69% of the Fund’s Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”). Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval.

Park Avenue Institutional Advisers LLC, the Fund’s sub-adviser, (“Park Avenue”) allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2016, the Fund’s dollar weighted average maturity was [ ] years; the Fund’s dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

•                  general obligation bonds, guaranteed by the issuer’s full faith, credit, and taxing power;

•                  specific obligation bonds, payable by a special tax or revenue source;

•                  revenue bonds, supported by a revenue source related to the project being financed;

•                  notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

•                  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by Park Avenue to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that Park Avenue determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund’s overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund’s assets.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if Park Avenue determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•         Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

•         Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

•         High-Yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

•         Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value.  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

•         Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•         Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, and Class Y shares of the RS Tax-Exempt Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Third Quarter 2009  7.63%            Worst Quarter  Fourth Quarter 2010  -5.36%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	Inception Date of Share Class 2/16/93	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Class C Shares	8/7/00
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Class Y Shares	5/12/09			—
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)				—

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Douglas J. Gaylor, portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory Tax-Exempt Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income or alternative minimum tax purposes. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY High Income Municipal Bond Fund

Investment Objectives

The Fund seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class Y
Management Fees	0.50%		0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.80%, 1.57%, and 0.57% of the Fund’s Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval.

Park Avenue Institutional Advisers LLC, the Fund’s sub-adviser, (“Park Avenue”) allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by Park Avenue to be of comparable quality), commonly known as “high yield” or “junk” bonds.

In selecting securities for the Fund, Park Avenue performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. Park Avenue attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

Park Avenue considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

•                  general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;

•                  specific obligation bonds, payable by a special tax or revenue source;

•                  revenue bonds, supported by a revenue source related to the project being financed;

•                  notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

•                  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•         Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

•         Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

•         High-Yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time.

Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

•         Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value.  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

•         Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•         Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, and Class Y shares of the RS High Income Municipal Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Second Quarter 2011  5.30%            Worst Quarter  Fourth Quarter 2010   -5.72%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	1 Year	5 Years	Since Inception (12/31/09)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Class C Shares
Class Y Shares
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Douglas J. Gaylor, portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None

For Class A and C Shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory High Income Municipal Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY Floating Rate Fund

Investment Objective

The Fund seeks to provide a a high level of current income.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.00%, 1.80%, 1.56% and 0.78% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments. Park Avenue Institutional Advisers LLC, the Fund’s sub-adviser, (“Park Avenue”) expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

Park Avenue considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, Fund considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although Park Avenue considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on Park Avenue’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.

Park Avenue may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•         Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

•         High-Yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

•         Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value.  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

•         Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

•         Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•         Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•         Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•         Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Floating Rate Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and subadvised by Park Avenue Institutional Advisers LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  First Quarter 2012  4.22%            Worst Quarter  Third Quarter 2011  -4.49%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	1 Year	5 Years	Since Inception (12/31/09)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Class C Shares
Class R Shares
Class Y Shares
S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

John Blaney, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since 2013.

Paul Gillin, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory Floating Rate Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VICTORY Strategic Income Fund

Investment Objectives

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	1.00	%(1)	None	None

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C		Class R		Class Y
Management Fees	0.60%		0.60%		0.60%		0.60%
Distribution (12b-1) Fees	0.25%		1.00%		0.50%		None
Other Expenses(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)         Deferred sales load applies for shares sold within one year of purchase.

(2)         “Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

(3)         The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.95%, 1.74%, 1.34%, and 0.74% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class C	$	$	$	$
Class R	$	$	$	$
Class Y	$	$	$	$

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. Park Avenue Institutional Advisers LLC, the Fund’s sub-adviser, (“Park Avenue”) allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

Park Avenue selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by Park Avenue to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, Park Avenue may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•         Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

•         High-Yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

•         Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value.  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

•         Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•         Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

•         Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•         Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•         Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

•         Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•         Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

•         Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and may experience high portfolio turnover rates in the future.

•         Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Strategic Income Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and subadvised by Park Avenue Institutional Advisers LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

[table to be provided]

Best Quarter  Third Quarter 2010  4.12%            Worst Quarter  Second Quarter 2013  -2.71%

Average Annual Total Returns (PERIODS ENDED 12/31/15)

Class A Shares	1 Year	5 Years	Since Inception (12/31/09)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Class C Shares
Class R Shares
Class Y Shares
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

Robert J. Crimmins Jr. has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

David J. Marmon has been a co-portfolio manager of the Fund (including the predecessor fund) since 2012.

Demetrios Tsaparas, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since 2013.

Paul Jablansky hasbeen a co-portfolio manager of the Fund (including the predecessor fund) since 2014.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, Victory Strategic Income Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

Tax Information

The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may ‘pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YOUR INVESTMENT

Additional Information About the Funds  — Principal Investment Strategies and Risks

Each of Funds is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the “Funds.

The following section describes additional information about the principal investment strategies and principal risks that could adversely affect the value of a Fund’s shares or its total return associated with the principal investment strategies the Fund will use under normal market conditions to pursue its investment objectives.  This Prospectus does not attempt to describe all of the various investment techniques and types of investments that a Fund’s investment adviser (references to “adviser” are deemed to refer to a Fund’s adviser and sub-adviser, as applicable) may use in managing the Funds.Each Fund may be subject to additional risks other than those described below and in the following pages because the types of investments made by each Fund can change over time. The “Investments and Risks” section in the Statement of Additional Information includes more information about the Funds, their investments, and the related risks.

The analysis of an investment by a Fund’s adviser can be incorrect and the adviser’s selection of investments can lead to a Fund’s underperforming other funds with similar investment strategies. The adviser may not properly ascertain the appropriate mix of investments for any particular economic cycle.

Many of the Funds’ investment strategies and portfolio investments differ from those of most other equity mutual funds. A Fund’s adviser may aggressively seek to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. The adviser may devote more of a Fund’s assets to pursuing an investment opportunity than many other mutual funds might; the Fund may buy or sell an investment at times different from when most other mutual funds might do so; and the adviser may select investments for the Fund that would be inappropriate for other mutual funds. This approach to investing may make a Fund a more volatile investment than other mutual funds and cause the Fund to perform less favorably than other mutual funds under similar market or economic conditions.

Unless otherwise stated in a Fund’s Principal Investment Strategies or in the SAI, each Fund’s investment objective and 80% investment policy (if applicable) are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.  For purposes of a Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

	Focused Opportunity	Focused Growth Opportunity	Partners	Value	Large Cap Alpha	Investors	Global Natural Resources	Small Cap Growth	Select Growth	Mid Cap Growth	Growth	Technology
Cash Position Risk	X	X	X	X	X	X	X	X	X	X	X	X
China Risk
Concentration Risk							X					X
Credit Derivatives Risk
Currency Risk							X
Debt Securities Risk
Derivatives Risk	X	X
Emerging Market Risk
Equity	X	X	X	X	X	X	X	X	X	X	X	X

	Focused Opportunity	Focused Growth Opportunity	Partners	Value	Large Cap Alpha	Investors	Global Natural Resources	Small Cap Growth	Select Growth	Mid Cap Growth	Growth	Technology
Securities Risk
Focused Investment Risk	X	X	X	X	X	X		X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
High-Yield/Junk Bond Risk
Investment Style Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leverage Risk	X	X
Limited Portfolio Risk	X	X	X	X	X	X	X		X
Liquidity Risk	X	X	X	X		X	X	X	X			X
Loan Risk
Mortgage- and Asset-backed Securities Risk
Municipal Obligations Risk
Natural Resources Investment Risk							X
Overweighting Risk	X	X	X	X	X	X		X	X	X	X	X
Prime Brokerage Risk	X	X
Portfolio Turnover Risk	X	X				X		X	X	X	X	X
Short Sale Risk	X	X
Small and/or Mid-sized Companies Risk	X	X	X	X	X	X	X	X	X	X	X	X
Technology Investment Risk												X
Underweighting Risk	X	X	X	X	X	X		X	X	X	X	X
Underlying Investment Vehicle Risk	X	X

	Small Cap Equity	International	Global	Emerging Markets	Emerging Markets Small Cap	China	Investment Quality Bond	Low Duration Bond	High Yield	Tax- Exempt	High Income Municipal Bond	Floating Rate	Strategic Income
Cash Position Risk	X	X	X	X	X	X
China Risk						X
Concentration Risk
Credit Derivatives Risk							X	X	X	X	X	X	X
Currency Risk		X	X	X	X	X	X	X	X			X	X
Debt Securities Risk							X	X	X	X	X	X	X
Derivatives							X	X	X	X	X	X	X

	Small Cap Equity	International	Global	Emerging Markets	Emerging Markets Small Cap	China	Investment Quality Bond	Low Duration Bond	High Yield	Tax- Exempt	High Income Municipal Bond	Floating Rate	Strategic Income
Risk
Emerging Market Risk		X	X	X	X	X							X
Equity Securities Risk	X	X	X	X	X	X
Focused Investment Risk	X					X
Foreign Securities Risk	X	X	X	X	X	X	X	X	X			X	X
High-Yield/Junk Bond Risk							X	X	X	X	X	X	X
Investment Style Risk	X
Leverage Risk
Limited Portfolio Risk
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Loan Risk							X	X	X			X	X
Mortgage- and Asset-backed Securities Risk							X	X	X				X
Municipal Obligations Risk										X	X		X
Natural Resources Investment Risk
Overweighting Risk	X	X	X	X	X	X
Prime Brokerage Risk
Portfolio Turnover Risk	X	X	X	X	X	X	X	X	X				X
Short Sale Risk
Small and/or Mid-sized Companies Risk	X	X	X	X	X	X
Technology Investment Risk
Underweighting Risk	X	X	X	X	X	X
Underlying Investment Vehicle Risk							X	X

Cash Position Risk

A Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. A Fund’s adviser will determine the amount of a Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of that Fund’s net assets. To the extent a Fund holds assets in cash and otherwise uninvested, the ability of a Fund to meet its objective may be limited.

China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, and nationalization of assets. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. The Chinese economy and financial markets have experienced high levels of growth, although that growth appears to have begun to slow in recent years; any additional actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Although the Chinese government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects, at least temporarily. Additional risks of investing in Chinese companies include: (i) the lack of a large market to engage in hedging transactions to minimize renminbi foreign exchange risk, (ii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iii) limitations on the use of brokers, (iv) certain Chinese government requirements which may restrict the Fund’s investment opportunities (e.g., governmental controls on foreign investments and limitations on repatriation of invested capital).

Concentration Risk

The Technology Fund and Global Natural Resources Funds will concentrate their investments in companies in a particular sector as described in the Fund Summaries. When a Fund concentrates its investments in a particular sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector. In addition, investors may buy or sell substantial amounts of a Fund’s shares in response to factors affecting or expected to affect a sector in which the Fund concentrates its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Credit Derivatives Risk

A Fund may enter into credit derivatives, such as credit default swaps and credit default index investments, including loan credit default swaps and loan credit default index swaps. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in “Investments and Risks” in the Statement of Additional Information. Credit derivatives are also subject to the risks discussed in “Derivatives Risk.”

Currency Risk

Since foreign securities often are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, a Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions (such as foreign currency forwards or futures contracts, and foreign currency options). The use of foreign-currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and potentially the Fund’s income available for distribution. The values of foreign currencies relative to the U.S. dollar fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could adversely affect the values of a Fund’s assets denominated in those currencies or the liquidity of such investments. Foreign-currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Debt Securities Risk

The values of debt securities (and other income-producing securities, such as preferred stocks, convertible preferred stocks, equity-linked notes, and interests in income-producing trusts) change in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon securities). Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed. If a debt security is repaid more quickly than expected, the Fund may not be able to reinvest the proceeds at the same interest rate, reducing the potential for gain. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss.

Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by a Fund’s adviser. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, and market developments) and debt securities may be difficult to value during such periods. During periods of increasing interest rates, a Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. In recent periods, governmental financial regulators, including the US Federal Reserve, have taken steps to maintain historically low interest rates by purchasing bonds. Steps by those regulators to curtail or “taper” such activities could result in the effects described above, and could have a material adverse effect on prices for debt securities and on the management of the Funds.

Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s value to changes in interest rates. Unlike the maturity of a debt security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The value of a debt security also depends on the issuer’s credit quality or ability to pay principal and interest when due. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations, or if the debt security’s rating is downgraded by a credit rating agency. The obligations of issuers (and obligors of asset-backed securities) are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally. The values of many debt securities may fall in response to a general increase in investor risk aversion or a decline in the confidence of investors generally in the ability of issuers to meet their obligations.

In addition, while debt securities markets have consistently grown over the past three decades, the capacity for traditional dealer counterparties to engage in debt securities trading has not kept pace and in some cases has decreased. As a result, dealer inventories of debt securities, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, any significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the debt securities markets.

Derivatives Risk

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives include transactions where a Fund looks to an exchange or clearinghouse for purchases, and transactions entered into “over-the-counter” (“OTC”) (not on an exchange or contract market), where the Fund will depend on the ability and the willingness of its counterparty to perform its obligations under the transaction. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. Derivatives may change in value very rapidly and significantly in response to interest rate changes or other market developments, or as a result of the counterparty’s credit quality; a derivative transaction may not have the effect a Fund’s adviser anticipated. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, or index.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative, and when a Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for a Fund’s derivative positions at any time. Use of derivatives may affect the amount, timing, or character of distributions payable to, and thus taxes payable by, shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

The value of an OTC derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If the counterparty defaults, a Fund will have contractual remedies but may choose not to enforce them to avoid the cost and unpredictability of legal proceedings. In addition, if a counterparty fails to meet its contractual obligations, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is an unsecured creditor of the counterparty and runs the risk of having limited recourse if the counterparty defaults. Even if a counterparty’s obligations are secured by collateral, the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. As a result, they can be highly illiquid.

Certain types of OTC derivatives, such as certain interest rate swaps and certain credit default index swaps, are required to be cleared — meaning that a central clearing organization will be substituted as the counterparty to each side of the transaction. Each party will be required to maintain its positions with a clearing organization through one or more clearing brokers. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it poses a number of additional risks. For example, cleared derivatives transactions may be more expensive to maintain than noncleared OTC transactions. They may require a Fund to deposit increased amounts of margin. The transactions may be subject to unanticipated close-out by the clearing organization or a clearing broker. And a Fund will be subject to the risk that its clearing member or clearing organization will itself be unable to perform its obligations. A Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. A Fund also is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or which the adviser expects to be cleared), and no clearing member is willing to clear the transaction on the Fund’s behalf.

The U.S. and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including clearing (as discussed above), margin, reporting, and registration requirements. The ultimate impact of the regulations remains unclear. The effect of the regulations could be, among other things, to restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to a Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and a Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty credit risk. See “Investments and Risks” in the Statement of Additional Information for more information.

Emerging Market Risk

Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. The securities markets in emerging countries may be less developed than in other countries, causing liquidity, custodial, and settlement problems, such as higher custodial costs or delays and possible failures in settlement, and making it harder for a Fund to buy and sell securities. In certain emerging markets, the system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. Emerging market debt securities are often rated below investment grade, reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted.

In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The risks associated with investments in emerging markets may be magnified for investments in frontier market countries. Because frontier markets are among the smallest, least mature, and least liquid of the emerging markets, investments in frontier markets generally are subject to a greater risk of loss than investments in more developed emerging markets. Frontier market countries generally have smaller economies, less developed capital markets, greater market volatility, lower trading volume, more political and economic instability, greater risk of a market shutdown, more governmental limitations on foreign investments, and newer or more unsettled securities laws and settlement procedures than are typically associated with investments in more developed emerging markets.

Equity Securities Risk

The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and depositary receipts, owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund’s investment team views as unfavorable for equity securities.

Certain Funds may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). If the Adviser believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that each of the Funds will invest in the IPO, even if the security is one in which a Fund might not typically otherwise invest. It is possible, however, that a Fund will lose money on an investment in an IPO, even in such a case.

IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. For example, a Fund may not invest in an IPO if such an offering does not meet the specific investment criteria of that Fund. (In a case such as that described above, where the Adviser believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that such a Fund would nonetheless invest in that IPO.)

Investments in IPOs may have a substantial beneficial effect on a Fund’s investment performance. A Fund’s investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more-limited, or no, investments in IPOs.

Focused Investment Risk

A Fund may focus its investments in companies in a particular market or sector. When a Fund focuses its investments in a particular market or sector, financial, economic, business, and other developments affecting issuers in that market or sector will have a greater effect on the Fund than if it had not focused its assets in that market or sector. In addition, investors may buy or sell substantial amounts of a Fund’s shares in response to factors affecting or expected to affect a market or sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk

Investments in foreign securities entail risks not present in domestic investments. Because foreign securities are often denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees also are generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments (including sanctions) that could adversely affect the value of a Fund’s investments in certain foreign countries. A Fund may (but will not necessarily) buy or sell foreign currencies for future delivery and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund.

High-yield/Junk Bond Risk

Lower-quality debt securities (commonly known as “high-yield” securities or “junk bonds”) are predominantly speculative with respect to their capacity to pay interest and principal. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid, especially during periods of recession or general market decline. The rating services’ descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in “Investments and Risks” in the Statement of Additional Information.

Investment Style Risk

Different types of securities such as growth style or value style securities tend to shift into and out of favor with investors depending on changes in market and economic conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles. A mutual fund pursuing a dividend-oriented investment strategy may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Leverage Risk

Certain transactions, including short sales and derivatives, can result in investment leverage. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize, and may increase volatility in the value of the Fund’s investments. It is possible for a Fund to lose money on both the long positions in its portfolio and on the short positions, resulting in potential risk of loss in excess of invested capital.

Limited Portfolio Risk

A Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.

Although certain of the Funds are “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), they may hold a smaller number of portfolio securities than many other mutual funds.

Liquidity Risk

Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund’s investments and may lead to increased redemptions. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as a Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. This means they are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund’s NAV.

Additional risks of investments in loans include:

•                  Agent/Intermediary Risk — If the Fund holds a loan through another financial institution, or relies on another financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of the financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

•                  Collateral Impairment Risk — The terms of certain loans in which the Fund may invest require that collateral be maintained to support payment of the borrower’s obligations under the loan. However, the value of the collateral may decline after the Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, the Fund’s interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, the Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid.

•                  Subordination Risk — Senior loans are subject to the risk that a court could subordinate them to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

•                  Limited Information Risk — Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund’s investment team.

•                  Settlement Risk — Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations.

Mortgage- and Asset-backed Securities Risk

Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Municipal Obligations Risk

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Issuers, including governmental issuers of municipal obligations, may be unable to pay their obligations as they come due. Decreases in tax revenues, and increases in liabilities such as pension and health care liabilities, may increase the actual or perceived risk of default on such obligations. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer’s general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Fund to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Fund holding municipal obligations may therefore be more dependent on the analytical abilities of the Fund’s adviser.

High Income Municipal Bond Fund may invest in residual interest bonds (“inverse floaters”). Inverse floaters are a type of inverse floating rate security, and their values generally move in the opposite direction from interest rates. Inverse floaters typically are issued by a special purpose vehicle, and are structured to provide their holders with a leveraged return on a fixed-rate municipal bond held by the special purpose vehicle. The Fund’s investment in an inverse floater typically involves greater risk than an investment in a fixed-rate bond of comparable maturity and credit quality, and the value of an inverse floater is more volatile than that of a fixed-rate bond due to the leverage it entails. The Fund could lose more than the amount of its investment in certain types of inverse floaters. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.

Natural Resources Investment Risk

Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through MLPs, which are limited partnerships in which ownership units are publicly traded. While MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies that serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs.

The manner and extent of a Fund’s investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Overweighting Risk

Overweighting investments in companies relative to a Fund’s benchmark increases the risk that a Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark. Price declines may result from factors that adversely affect a particular company, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions.

Portfolio Turnover Risk

Portfolio turnover is not a principal consideration in investment decisions for the Funds, and the Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing a Fund’s investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Prime Brokerage Risk

A Fund may use one or more prime brokers. A prime broker is a third-party broker-dealer or bank that may extend credit to a Fund in connection with its investment activities and maintains physical possession of a portion of the Fund’s assets. In the event of a default, insolvency, or failure of the prime broker, there is no guarantee that the Fund would be able to recover its assets from the prime broker. In such a scenario, the Fund could potentially experience: (i) a delay in recovering assets, (ii) a freezing of its positions, (iii) market loss during the time the positions are frozen, or (iv) the loss of assets. It is likely that a prime broker will rehypothecate a portion of its customers’ assets. The prime broker may be unable to meet its obligations to return all of those assets to its customers, and the Fund may as a result incur a loss. In the event of a default, insolvency, or failure of the prime broker, if a Fund’s assets were held outside of the United States, either directly or with an affiliate of the prime broker, the Fund may also be subject to other risks that could adversely impact recovery, as foreign jurisdictions do not necessarily have protections available under U.S. law and the potential outcomes of judicial proceedings, in insolvency or otherwise, may be less certain.

Short Sale Risk

When the Adviser establishes a short position in a Fund, the Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date when the position is established and the date when it is terminated. An increase in the value of a security over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Adviser will be able to close out the position at any particular time or at an acceptable price. The loss from a short position is potentially unlimited. A Fund’s use of short sales will likely result in the creation of leverage in the Fund. If a Fund enters into short sales of securities, it will likely use one or more prime brokers. The Fund will typically be required to maintain with a prime broker the proceeds of its short sales and additional margin; the Fund’s ability to recover these amounts will depend on the ability of the prime broker to perform its obligations at the time. See “Prime Brokerage Risk.” Regulatory authorities in various jurisdictions may adopt (and in certain cases, have adopted) regulations requiring investors to report their short positions; such reporting requirements could have an adverse impact on the ability of the Fund to implement any shortselling Fund successfully. A Fund may take short positions through various derivatives transactions, including futures transactions, and will be subject to the various risks described in “Derivatives Risk” in respect of those transactions.

Small and/or Mid-sized Companies Risk

Small and mid-sized companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. Also, a Fund’s adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of small and mid-sized companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale.

Technology Investment Risk

Investments in technology companies, including companies in the Internet and biotechnology sectors, may be highly volatile. Technology companies operate in markets that are characterized by: rapid change; evolving industry standards; frequent new service and product announcements, introductions, and enhancements; and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Changes in prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Technology companies may be dependent on a limited management group, and turnover in management may have an adverse effect on a company’s profits or viability. Technology company values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of technology companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

Underweighting Risk

When a Fund underweights its investment in companies relative to a Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

Additional Information About the Funds — Other Investment Strategies and Risks

In addition to the principal investment strategies described above and in the Fund Summaries, the Funds may at times use the strategies and techniques described in this section, which involve certain special risks. As with any mutual fund, investors must rely on the professional investment judgment and skill of the investment advisers. Please see “Investments and Risks” in the Statement of Additional Information for more-detailed information about certain of the securities and the investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

All of the Funds may at times, but will not necessarily, hold a substantial portion of their assets in cash and cash equivalents.

RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and Global Natural Resources Fund

The Fund may at times invest a portion of its assets in debt securities and other income-producing securities of any quality.

RS Investors Fund

The Fund may invest any portion of its assets in debt securities and other income-producing securities. The Fund will invest only in debt securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or in other “investment-grade” debt securities. An investment grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Rating Group, Baa or BBB, respectively, or higher or, if unrated, that has been determined by the investment team to be of comparable quality.

RS International Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

As a temporary defensive measure, if the Fund’s investment team believes that investing in foreign equity securities is too risky, the Fund may significantly alter its portfolio by investing, without any percentage limit, in foreign or U.S. investment-grade, non-convertible preferred stocks, bonds, government securities, or money market instruments. To the extent that the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

RS Emerging Markets Fund and RS Emerging Markets Small Cap Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

As a temporary defensive strategy, the Fund may significantly change its portfolio if the Fund’s investment team believes that political or economic conditions make investing in emerging market countries too risky. In this case, the Fund may acquire foreign or U.S. investment-grade, non-convertible preferred stocks, bonds, government securities, and money market instruments. To the extent that the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

Tax-Exempt Fund and High Income Municipal Bond Fund

The Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry except that the Fund shall not be limited in its purchase of municipal obligations, as described in the Fund’s Prospectus at the time.

All Funds

American Depository Receipts (ADRs), European Depository Receipts (EDRs), and Global Depository Receipts (GDRs)

The Funds may invest in securities of U.S. or foreign companies that are issued or settled overseas, in the form of ADRs, EDRs, GDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, a foreign security. An EDR or a GDR is similar but is issued by a non-U.S. bank. Depositary receipts are subject to the same risks as direct investment in foreign securities.

Depositary receipts may be sponsored or unsponsored. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Borrowing

The Funds may borrow money for temporary purposes or to facilitate redemptions, and some Funds may borrow as part of their investment strategies.

Convertible Securities

The Funds may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for another security (usually common shares) at a predetermined price or rate. Convertible securities are subject to the general risks of investing in debt securities and also to the risks of investing in equity securities.

Defensive Strategies

At times, the adviser to a Fund may judge that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the adviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of a Fund’s assets. In implementing these defensive strategies, a Fund may hold assets in cash and cash equivalents and in other investments that such adviser believes to be consistent with the Fund’s best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

Dollar Roll and Reverse Repurchase Transactions

In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price.

Both types of transactions create leverage. It may be difficult or impossible for a Fund to exercise its rights under a dollar roll transaction or reverse repurchase agreement in the event of the insolvency or bankruptcy of the counterparty, and the Fund may not be able to purchase the securities or other assets subject to the transaction.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds (“ETFs”). ETFs generally trade on the NYSE Amex Equities or New York Stock Exchange (“NYSE”) and are subject to the risk that the prices of the investments held by the ETF may decline, thereby adversely affecting the value of the investment. These funds generally bear operational expenses, and a Fund that invests in such funds must bear those expenses in addition to its own Fund expenses. The Funds may invest in ETFs for cash management purposes and to gain or maintain exposure to various asset classes and markets or types of strategies and investments.

Financial Futures Contracts

The Funds may enter into financial futures contracts, in which a Fund agrees to buy or sell certain financial instruments, currencies, or index units on a specified future date at a specified price or level of interest rate. If a Fund’s adviser misjudges the direction of interest rates, markets, or foreign exchange rates, a Fund’s overall performance could suffer. The risk of loss could be far greater than the investment made because a futures contract requires only a small deposit to take a large position. When a Fund has entered into financial futures contracts, a relatively small movement in market prices could have a substantial impact on a Fund, favorable or unfavorable.

Forward Foreign-Currency Exchange Contracts

A forward foreign-currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on changes in the relative values of the currencies subject to the transaction, the ability of the adviser to predict how the U.S. dollar will fare against the foreign currency, and the ability of a Fund’s counterparty to perform its obligation. The Funds may use these contracts to facilitate the settlement of portfolio transactions or to try to manage the risk of changes in currency exchange rates.

Illiquid Securities and Exempt Commercial Paper

Illiquid securities are subject to the risks described previously under Liquidity Risk. Some securities that are restricted as to resale under federal securities laws nonetheless are eligible for resale to institutional investors and may be treated by the Funds as liquid. If a Fund’s adviser determines that these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the Statement of Additional Information. Similarly, the Funds typically treat commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Loan Prepayment

During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled, which may require a Fund to reinvest in lower-yielding securities. This may adversely affect the Fund’s NAV.

Options

The Funds may purchase or sell options to buy or sell securities, indexes of securities, financial futures contracts, or foreign currencies and foreign-currency futures. The owner of an option has the right to buy or sell the underlying instrument at a set price by a specified date in the future. The Funds may, but are not required to, use options to attempt to minimize the risk of the underlying investment and to manage exposure to changes in foreign currencies or otherwise to increase their returns. However, if the adviser misjudges the direction of the market for a security, a Fund could lose money by using options — more money than it would have lost by investing directly in the security.

REITs

The Funds may invest in real estate investment trusts (“REITs”). In a REIT, investments in a variety of real estate assets are pooled together so that shareholders receive income from rents and capital gains upon the sale of the underlying assets. Investments may be made in income-producing property or real estate loans, such as mortgages. The risks associated with investments in REITs are similar to those associated with direct investments in real estate, including volatility in the housing or commercial real estate market or other adverse economic conditions that affect real estate investments. A REIT that invests in real estate loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, including interest rate risk, and may be subject to defaults by borrowers and to self-liquidations.

Repurchase Agreements

The Funds may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

Risk of Substantial Redemptions

If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s NAV per share; in addition, a substantial reduction in the size of a Fund may make it difficult for the adviser to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by the adviser in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

Securities Lending

The Funds may lend their portfolio securities to securities dealers, banks, and other institutional investors to earn additional income. These transactions must be continuously secured by collateral, and the collateral must be marked-to-market daily. A Fund generally continues to receive all interest earned or dividends paid on the loaned securities. The aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other lower limit as the Trustees may establish) of the total assets of the Fund. It is possible that a Fund will realize losses on the investment of any cash collateralizing a securities loan; any such losses would be for the account of the Fund, not the borrower.

U.S. Government Securities

U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

When-issued or Delayed-delivery Transactions

A Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security the Fund has purchased on a when-issued or delayed-delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment. These transactions may create investment leverage.

Other

New financial products and risk management techniques continue to be developed. Each Fund may use these instruments and techniques to the extent consistent with its investment objective.

Additional Information on Expenses

Unless otherwise noted, the information shown for each Fund in the Annual Fund Operating Expenses tables is based on amounts incurred during each predecessor fund’s most recent fiscal year, adjusted to reflect estimated expenses for the current fiscal year, expressed as a percentage of average net assets during the fiscal year. A Fund’s expense ratios for the current fiscal year may be higher than the expense information presented in the tables due to factors such as a decline in average net assets due to market volatility or other factors, but not to exceed any applicable expense limitation shown.

In the Annual Fund Operating Expenses table for RS Large Cap Alpha Fund, deductions for expenses that relate to owning Class A shares of the Fund through a Value Guard variable annuity contract are not reflected. The Value Guard prospectus provides information about such expenses.

Management of the Funds

Each Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).  The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of March 31, 2016, the Adviser managed or advised assets totaling in excess of $[ ] billion for individual and institutional clients. The Adviser’s principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach  to investing. Two Victory Capital investment franchises, RS Investment Management and INCORE Capital Management, are responsible for the day-to-day investment management of certain Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with the Adviser), and negotiating commissions.  Other Funds are managed by investment sub-advisers, as set forth below.

The Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements for certain Funds as follows:

Park Avenue Institutional Advisers LLC (“Park Avenue”) serves as investment sub-adviser for each of High Yield Fund, Tax-Exempt Fund, High Income Municipal Bond Fund, Floating Rate Fund, and Strategic Income Fund. Park Avenue is responsible for the day-to-day investment management of these Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with Park Avenue), and negotiating commissions. Park Avenue is a Delaware limited liability company organized in 2015 and is a wholly-owned subsidiary of GIS. GIS, a Delaware limited liability company, and its predecessor, Guardian Investor Services Corporation, a New York corporation, served as investment sub-adviser for certain predecessor funds from 1968 through April 30, 2015. GIS is a subsidiary of The Guardian Life Insurance Company of America, a New York mutual insurance company. As of March 31, 2016, Park Avenue had $[ ] billion in assets under management.

SailingStone Capital Partners LLC (“SailingStone”) serves as investment sub-adviser for Global Natural Resources Fund. SailingStone is responsible for the day-to-day investment management of the Fund, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with SailingStone), and negotiating commissions. SailingStone is a Delaware limited liability company that commenced operations on January 2, 2014 and has provided investment advisory services since 2014. As of March 31, 2016, SailingStone had $[ ] billion in assets under management. The principal business address of SailingStone is One California Street, Suite 3050, San Francisco, CA 94111.

Since the Funds have not yet commenced operations, no advisory fees have been paid to the Adviser.  A discussion of the Board’s considerations in approving the Advisory Agreement will be included in the

Funds’ annual report to shareholders to be dated December 31, 2016. The table below sets forth the advisory fees paid by each Fund’s predecessor fund to RS Investments during the fiscal year ended December 31, 2015.

Advisory Fees Paid (as a percentage of each Fund’s average net assets)

Fund	Advisory Fees Paid(1)
RS Focused Opportunity Fund	1.25	%(2)
RS Focused Growth Opportunity Fund	1.25	%(2)
RS Partners Fund	0.92%
RS Value Fund	0.79%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	0.85%
Global Natural Resources Fund	0.99%
RS Small Cap Growth Fund	0.92%
RS Select Growth Fund	0.94%
RS Mid Cap Growth Fund	0.77%
RS Growth Fund	0.70%
RS Science and Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%
RS International Fund	0.43%
RS Global Fund	0.56%
RS Emerging Markets Fund	0.98%
RS Emerging Markets Small Cap Fund(2)	1.25%
RS China Fund	0.69%
INCORE Investment Quality Bond Fund	0.34%
INCORE Low Duration Bond Fund	0.45%
High Yield Fund	0.42%
Tax-Exempt Fund	0.39%
High Income Municipal Bond Fund	0.28%
Floating Rate Fund	0.59%
Strategic Income Fund	0.38%

(1)         Advisory Fees Paid reflect the effects of any expense limitations and fee waivers by the predecessor adviser in effect during the year.

(2)         The Fund commenced operations on March 2, 2015. The amount set forth in the table reflects the advisory fee rate paid during its fiscal period ended December 31, 2015.

While this Prospectus and the Statement of Additional Information of the Trust describe pertinent information about the Trust and the Funds, neither this SAI nor the Prospectus can represent a contract between the Trust or the Funds and any shareholder or any other party.

Portfolio Management

Michael Ade, CFA

Michael Ade has been a portfolio manager of RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund, and RS China Fund since 2015 and has been with the Adviser since 2016. From 2012 to 2016, Mr. Ade was [title] of RS Investment Management (Singapore) Pte. Ltd.,, which was acquired by the Adviser in 2016.  Prior to joining RS Management (Singapore) in 2012, he was a portfolio manager for Principal Global Investors, where he served as a co-portfolio manager for diversified emerging markets and Asian equity strategies. Previously, he spent six years as a research analyst on Principal’s international small cap team focusing on the Asia region. Mr. Ade is a CFA Charterholder.

Stephen J. Bishop

Stephen J. Bishop has been a member of the RS Growth Team since 1996 and has been with the Adviser since 2016. Steve has been a co-portfolio manager and analyst of RS Technology Fund (including its predecessor fund) since 2001, RS Small Cap Growth Fund and RS Select Growth Fund (including their predecessor funds) since 2007, RS Mid Cap Growth Fund (including its predecessor fund) since 2008, RS Small Cap Equity Fund and RS Growth Fund (including their predecessor funds) since 2009. Mr. Bishop has been with the Adviser since 2016. From 1996 to 2016, Mr. Brandt was a research analyst primarily covering the technology sector with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years.

John Blaney, CFA

John Blaney has been a co-portfolio manager of Victory Floating Rate Fund (including its predecessor fund) since 2013 and Victory High Yield Fund (including its predecessor fund) since 2015. Mr. Blaney is a managing director and co-head of the high yield and loan portfolio management group at Guardian Life, and has been with Guardian Life since 2000. He has focused on corporate credit and bank loan and high yield bond analysis since 2003. Prior to 2003, he was a structured products analyst and trader. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, Mr. Blaney spent three years as an investment analyst at MetLife. He has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Kevin Booth, CFA

Kevin Booth, CFA has been a co-portfolio manager of Victory High Yield Fund (including its predecessor fund) since 2009, Victory Floating Rate Fund and  Victory Strategic Income Fund (including their predecessor funds) since their inceptions. Mr. Booth has been a managing director of Guardian Life since 2009 and is co-head of the high yield and loan portfolio management group at Guardian Life. Within the high yield and corporate loan investment team, he is responsible for issuer and security selection for the Fund, as well as industry allocations. Prior to joining Guardian Life, Kevin was a managing director at BlackRock/Merrill Lynch Investment Managers, and was co-head of BlackRock’s leveraged finance business through January 2009, specializing in portfolios consisting of leveraged bank loans, high yield bonds, and distressed obligations. He joined Merrill Lynch Investment Managers in 1991.

Rick Brandt

Rick Brandt has been a member of the RS Solutions team since 2014. Rick has been a member of the investment team of Victory RS Focused Opportunity Fund and Victory RS Focused Growth Opportunity Fund (including their predecessor funds) since 2014 and has been with the Adviser since 2016. From 2014 to 2016, Mr. Brandt was a [title] of RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a co-portfolio manager at Cerebellum Capital. Prior to that, he managed portfolios at Resultant Capital Partners and Symphony Asset Management.

Melissa Chadwick-Dunn

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, Victory RS Small Cap Equity Fund (including its predecessor fund) since 2009, and Victory RS Growth Fund since 2009. Ms. Chadwick-Dunn has been with the Adviser since 2016. From 2001 to 2016, she was a [title] with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A.

Tony Chu, CFA

Tony Chu has been a portfolio manager of Victory RS China Fund (including its predecessor fund) since 2014. Ms. Chadwick-Dunn has been with the Adviser since 2016. From 2012 to 2016, he was with RS Investments (Hong Kong) Limited, which was acquired by the Adviser in 2016.  Prior to joining RS Investments (Hong Kong) Limited, he was a portfolio manager and analyst for Principal Global Investors where he specialized in the analysis of Hong Kong and Chinese companies. He also co-managed Hong Kong equity portfolios. Previously, Mr. Chu was an equities research analyst and associate portfolio manager with the Greater China team at INVESCO Hong Kong for five years. He also spent two years with AMP Ltd. in Sydney, Australia.

Christopher W. Clark, CFA

Christopher W. Clark, CFA has been a co-portfolio manager of Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, and Victory RS Small Cap Equity Fund (including their predecessor funds) since 2014 and the RS Science and Technology since 2016. Mr. Clark has been with the Adviser since 2016. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the health care sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark is a CFA Charterholder.

Richard A. Consul, CFA

Mr. Consul is a Senior Portfolio Manager of the Adviser and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2010-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Prior to that, Mr. Consul was a foreign exchange currency trader and a futures/options trader specializing in crude oil for a commodities hedge fund portfolio. Mr. Consul is a CFA charterholder.

Robert J. Crimmins Jr.

Robert J. Crimmins has been a member of the investment team of Victory Strategic Income Fund(including its predecessor fund) since its inception. Mr. Crimmins has been a managing director of Guardian Life since 2004 and is co-head of the investment grade portfolio management group at Guardian Life. From 2001 to 2004, Robert was a senior director at Guardian Life and prior to that, he was an assistant vice president of fixed-income investments of Guardian Life.

MacKenzie B. Davis, CFA

MacKenzie B. Davis has been responsible for the day-to-day management of Victory Global Natural Resources Fund (including its predecessor fund) since 2005*. Mr. Davis has been a principal of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, Mr. Davis was a member of the Hard Assets Team at RS Investment Management Co. LLC. Prior to joining RS Investments in 2004, Mr. Davis spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers. Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. Mr. Davis is a CFA Charterholder.

Maria Freund, CFA

Ms. Freund has been a portfolio manager of Victory RS Emerging Markets Small Cap Fund since 2015.  She joined Victory Capital in 2016 in connection with Victory Capital’s acquisition of RS Investments.  Prior to joining RS Investments in 2012, she was an analyst at Principal Global Investors for the emerging markets team. Previously, she was an analyst at Principal Global Investors for the international developed team, having joined the firm in 2003.

S. Brad Fush, CFA

Mr. Fush is a Director — Fixed Income Credit Research of the Adviser’s INCORE Capital Management investment franchise and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2000-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Fush is a CFA charterholder.

Douglas J. Gaylor

Douglas J. Gaylor has been a co-portfolio manager of Victory Tax-Exempt Fund and Victory High Income Municipal Bond Fund (including their predecessor funds) since 2014. Mr. Gaylor is a managing director and the head of tax-exempt securities at Guardian Life. Prior to joining Guardian Life in 2014, he spent five years at Principal Global Investors, where he was director of municipal asset management. He also spent 14 years at The Dreyfus Corporation, where he ultimately served as lead portfolio manager of municipals. Previously, he was a municipal bond analyst, trader, and portfolio manager at PNC Bank-BlackRock and Wilmington Trust. He has more than 30 years of investment experience.

Paul Gillin, CFA

Paul Gillin has been a co-portfolio manager of Victory High Yield Fund and Victory Floating Rate Fund (including their predecessor funds) since 2014. He is a senior director and co-head of the high yield and loan portfolio management group at Guardian Life. Prior to joining Guardian in 2012, Paul spent 13 years as a partner and high yield portfolio manager at Rogge Global Partners and its predecessor companies.

Before that, he was vice president and portfolio manager with Saudi International Bank, where he participated in the initial development and management of collateralized bond obligation, collateralized loan obligation and leveraged high yield hedge fund products. Mr. Gillin also spent seven years as a managing director and portfolio manager at AIG Investment Advisers. Prior to joining AIG, he helped launch and was the initial portfolio manager for the MainStay High Yield Fund, managed by MacKay Shields Financial. Mr. Gillin holds a Chartered Financial Analyst (CFA) designation.

Edward D. Goard, CFA

Mr. Goard is a Chief Investment Officer of the Adviser’s INCORE Capital Management investment franchise and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. Mr. Goard has been with the Adviser since 2014. From 2007-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Goard is a CFA charterholder.

Paul Hamilos, CFA

Paul Hamilos is a member of the RS Value Team and has been responsible for the day-to-day management of Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, and Victory RS Investors Fund (including their predecessor funds) since 2014. Mr. Hamilos has been with the Adviser since 2016. From 2011 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was vice president of the Principal Transaction Group at Macquarie Group, focusing on the specialty finance industry. Previously, he was an associate at American Capital Strategies focusing on mezzanine debt financing within the financial sponsors group. Mr. Hamilos is a CFA Charterholder.

Robert J. Harris

Robert Harris is a member of the RS Value Team and has been responsible for the day-to-day management of Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, and Victory RS Investors Fund (including their predecessor funds) since 2014. Mr. Harris has been with the Adviser since 2016. From 2005 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force.

Paul Jablansky

Paul Jablansky has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2014. He is a managing director, head of structured products and co-head of the investment grade portfolio management group at Guardian Life. His previous investment management experience includes serving as the head of structured products at Western Asset Management from 2011 through 2013, where he was responsible for managing all aspects of structured products, including portfolio construction and management, trading, research, and surveillance. From 2010 through 2011, he was a managing director and head of non-agency mortgage-backed securities and asset-backed securities strategy at Royal Bank of Scotland. From 2008 through 2009, Mr. Jablansky was also co-managing partner and chief investment officer at 400 Capital Management, an investment management company he co-founded, where he focused on asset-backed, mortgage-backed, and commercial mortgage-backed strategies. Paul also served as a managing director at Banc of America Securities LLC from 2003 through 2008 and held previous positions focusing on asset-backed securities, including roles at Citigroup/Salomon Smith Barney from 1994 through 2003 and Goldman Sachs & Company from 1990 through 1994.

James R. Kelts, CFA

Mr. Kelts is a Senior Portfolio Manager of the Adviser’s INCORE Capital Management investment franchise and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014.

From 2003-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Kelts is a CFA charterholder.

U-Wen Kok

U-Wen Kok is a member of the RS International Team and  has been the portfolio manager of Victory RS Global Fund and Victory RS International Fund (including their predecessor funds) since 2013. Ms. Kok has been with the Adviser since 2016. From 2013 to 2016, she with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, Ms. Kok was a portfolio manager at RBC Global Asset Management for its North American and Global equity products from January 2012 to October 2012. From August 2009 through May 2010, she provided portfolio management consulting services to BMO Asset Management. From 2001 to 2008, she was lead portfolio manager for two domestic active growth and value equity funds at Barclays Global Investors. For six years prior to that, Ms. Kok was a manager of Canadian quantitative active equity portfolios at the Ontario Teachers Pension Plan Board. Ms. Kok is a CFA Charterholder.

Daniel Lang, M.D.

Daniel Lang is a member of the RS Value Team and has been responsible for the day-to-day management of Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, and Victory RS Investors Fund (including their predecessor funds) since 2014. Mr. Lang has been with the Adviser since 2016. From 2009 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a portfolio manager at Farallon Capital Management covering biotech, medical device, pharmaceutical, and health care services globally. Previously, he was a senior associate at venture capital firm Brilleon Capital U.S. and the co-founder and CFO of Sapient Medical Group. Daniel’s ten years of business and investment experience is preceded by a career practicing medicine. He was a fellow in cardiology and post-doctoral research at the University of California, San Francisco, and he was board certified in internal medicine as chief medical resident at Mount Sinai Hospital in New York.

Paul Leung, CFA,

Paul Leung has been a co-portfolio manager of Victory RS Science and Technology Fund since 2016. Mr. Leung joined Victory Capital in 2016 in connection with Victory Capital’s acquisition of RS Investments.  Prior to joining Victory Capital, Mr. Leung was a member of the RS Growth Team, as an analyst, since 2012. Prior to joining RS Investments in 2012, he worked as a senior investment analyst at Ashfield Capital Partners where he focused on the technology sector. Previously, he held research and financial analyst positions at Sterling Johnston Capital Management, from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung is a CFA Charterholder.

Peter Luo, CFA

Peter Luo has been a portfolio manager of Victory RS Emerging Markets Small Cap Fund (including its predecessor fund) since 2015. Mr. Luo has been with the Adviser since 2016. From 2012 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was an associate portfolio manager and research analyst at Principal Global Investors for the emerging markets team. Previously, he was a research analyst at the University of Iowa Hospital Neurosurgery Research Lab for three years and an engineer at China Unicom for one year.

Joseph M. Mainelli

Joseph Mainelli is a member of the RS Value Team and has been involved in the management of Victory RS Large Cap Alpha Fund (including its predecessor fund) since 2012, and Victory RS Partners Fund, Victory RS Value Fund and Victory RS Investors Fund (including their predecessor funds) since 2013. Mr. Mainelli has been with the Adviser since 2016. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was an equity research analyst focusing on small- and mid-cap value investments at

David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management.

David J. Marmon

David has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2012. Mr. Marmon is a managing director for Guardian Life and head of public fixed income investment strategy. He has over 20 years’ experience in fixed income portfolio management with leadership positions in corporate credit, mortgage-backed securities as well as global developed and emerging markets. Prior to joining Guardian Life, he served as Head of Global Portfolios and US Core Portfolio Management at Fischer Francis Trees & Watts and held analyst and research positions at Chase, First Boston, and Yamaichi International in futures and options.

Gregory D. Oviatt, CFA

Mr. Oviatt is a Senior Portfolio Manager of the Adviser’s INCORE Capital Management investment franchise and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2000-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Oviatt is a CFA charterholder.

Byron E. Penstock, CFA

Byron E. Penstock is a member of the RS Value Team and has been involved in the management of Victory RS Partners Fund (including its predecessor fund) since 2012, and Victory RS Value Fun, Victory RS Large Cap Alpha Fund, and RS Investors Fund (including their predecessor funds) since 2013. Mr. Penstock has been with the Adviser since 2016. From 2004 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. He joined RS Investments in 2004 after completing an M.B.A program at Harvard Business School. He worked as an equity research analyst at MFS Investment Management during the summer of 2003, covering business equipment manufacturers. Previously, he spent two years as a corporate attorney at Skadden, Arps, Slate, Meagher & Flom LLP in New York, advising corporate clients on mergers, acquisitions, divestitures, joint ventures, and securities offerings. Mr. Penstock is a CFA Charterholder.

Michael Reynal

Michael Reynal has been a portfolio manager of Victory RS Emerging Markets Fund and Victory RS China Fund(including their predecessor funds)  since RS Investment Management Co. LLC 2013, and of Victory RS Emerging Markets Small Cap Fund (including its predecessor fund) since its inception. Mr. Reynal has been with the Adviser since 2016. From 2012 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Michael was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Mr. Reynal also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities.

Kenneth L. Settles Jr., CFA

Kenneth L. Settles has been responsible for the day-to-day management of Victory Global Natural Resources Fund (including its predecessor fund) since 2007*. Mr. Settles has been a principal of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, he was a member of the Hard Assets Team at RS Investment Management Co. LLC. Prior to joining RS Investments in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Mr. Settles spent three years at Salomon Smith Barney, Inc. where he was a financial analyst.

D. Scott Tracy, CFA

D. Scott Tracy is a member of the RS Growth Team and has been a co-portfolio manager and analyst of Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, of Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, and Victory RS Small Cap Equity Fund and Victory RS Growth Fund (including their predecessor funds) since 2009. Mr. Tracy has been with the Adviser since 2016. From 2001 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott is a CFA Charterholder.

Demetrios Tsaparas, CFA

Demetrios Tsaparas has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2013. Demetrios is a senior director and has been with Guardian Life since 2008. He has worked on a broad range of domestic and global macro topics, including rates, currencies, inflation, and global central banks. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, he spent three years at New York Life Investment Management where he was second vice president for portfolio management, analytics and consulting. Prior to that, he was a trader and analyst for Spartan Capital Management. Mr. Tsaparas ha has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

*     Includes service as a member of the Fund’s investment team at RS Investments.

The Statement of Additional Information provides further information about the investment teams, including information regarding their compensation, other accounts they manage, and any ownership interests they may have in the Funds. For information about how to receive a copy of the Statement of Additional Information, please see the back cover of this Prospectus.

Types of Shares Available

Class A, Class C, Class R, and Class Y shares are offered in this Prospectus. For each class, expenses and sales loads vary. Not all Funds offer all classes of shares.

Expenses

There are two types of expenses related to mutual funds: expenses you pay directly (called a sales load) and expenses that are deducted from fund assets.

Expenses You Pay Directly

There is a one-time charge that you may pay upon either purchase or sale of Class A or Class C shares of a Fund. At purchase it is called an “initial sales load;” at sale, a “deferred sales load.” These charges provide compensation to Victory Capital Advisers, Inc. (“Distributor”), the Funds’ principal underwriter, in connection with the sale of the Funds’ shares to you. They do not cover any fee your broker or agent may charge you for helping you buy shares in the Funds.

No sales loads are imposed on Class R or Class Y shares. However, your financial intermediary may charge you a fee for helping you buy Class R or Class Y shares in the Funds.

Expenses You Pay Through the Funds

The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, distribution (Rule 12b-1 fees), dividend expense on short sales, and shareholder servicing, custody, auditing, administrative and transfer agency expenses, and fees and expenses of Trustees. Class Y shares do not pay Rule 12b-1 fees.

Distribution Arrangements and Rule 12b-1 Fees

Victory Capital Advisers, Inc., (the “Distributor”), an affiliated person  of the Adviser, serves as principal underwriter and distributor of each of the Funds’ shares. To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Fund shares, the Class A, Class C, and Class R shares of the Fund make payments to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of 0.25% on Class A shares, 1.00% on Class C shares, and 0.50% on Class R shares. Because Rule 12b-1 fees are paid out of the Funds’ Class A, Class C, and Class R assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. For example, the higher Rule 12b-1 fees for Class C and Class R shares may cost you more over time than paying the initial sales load for Class A shares. All shareholders of Class A, Class C, and Class R shares share in the expense of Rule 12b-1 fees paid by those classes; however, because these shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

The Adviser may perform certain services and incur certain expenses with respect to the promotion of Fund shares and the servicing of shareholders, which expenses are allocable to the Distributor. The Adviser reimburses the Distributor for all expenses incurred in respect of the promotion of Fund shares in excess of amounts received by the Distributor under the Plan.

Because the Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies. Shareholder account services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The Distributor may compensate financial intermediaries for the account services they provide. The compensation paid by the Distributor to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by the Distributor to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

In addition to payments under the Plan, the Funds reimburse the Distributor for payments the Distributor makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

The Distributor and its affiliates (including the Adviser), out of their own assets and not as an additional expense to the Funds, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Funds. Such payments may include, but are not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs to educate employees about the Funds; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. These payments sometimes are referred to as “revenue sharing.” Additionally, such payments may result in a Fund receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. The level of compensation paid to financial intermediaries may be fixed or may vary based upon certain factors, such as: gross sales, current assets and/or number of accounts, or such other factors as may be agreed between the parties. In some instances, this compensation may be made to financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Funds. Financial intermediaries may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

In some circumstances, payments to financial intermediaries may be significant and may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Choosing a Share Class

You can choose from up to four share classes offered in this Prospectus when you purchase a Fund: Class A, Class C, Class R, or Class Y, although Class R and Class Y shares are available only to investors who meet certain eligibility requirements. Not all Funds offer all classes of shares.

The different share classes have different expense structures and eligibility requirements. You should choose the cost structure that best meets your needs for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Funds in the future.

When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver (which could make you subject to a contingent deferred sales load in some cases). This means that less money will be invested in the Fund immediately. Class C shares do not have initial sales loads, but you may pay a contingent deferred sales load if you sell your shares, and you will have higher ongoing operating expenses than you would with Class A shares.

The following chart summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund’s expenses in each Fund Summary in this Prospectus. You should also consider the effects of any available sales loads waivers.

The minimum purchase amount may be waived by the Distributor (as distributor), the Adviser, or the Trust for specific investors or types of investors, including, without limitation, retirement plans, employees of the Adviser and its affiliates and their family members, and current and former Trustees of the Trust and their family members. The Trust or the Adviser may change or waive the minimum purchase amounts at any time, or from time to time, at its discretion.

The Adviser reserves the right to redeem shares in any account with a value of less than $2,000 due to shareholder redemptions. You will be allowed 60 days to make an additional investment to meet the minimum balance before the account is liquidated. The account balance minimum does not apply to IRAs or other retirement accounts, Coverdell Education Savings Accounts, Uniform Gifts/Transfers to Minors Act accounts, or Systematic Savings accounts.

Summary of Share Classes

	Minimum Initial/ Subsequent Purchase Amount		Maximum Purchase Amount	Maximum Initial Sales Charge (Load)		Maximum Deferred Sales Load(3)		Annual 12b-1 Fee
Class A Shares	$2,500/$50	(1)	None	5.75	%(2)	None	(4)	0.25%
Class C Shares	$2,500/$50	(1)	$1,000,000	None		1.00%, if shares are redeemed within 1 year of purchase		1.00%
Class R Shares	$ None/None		None	None		None		0.50%
Class Y Shares	1,000,000/None		None	None		None		None

(1)         A $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans. The minimum initial and subsequent purchase amounts may be waived for investors purchasing shares through fee based advisory programs; however, such investors may be subject to different minimum initial and subsequent purchase amounts imposed by such programs.

(2)         As discussed below, initial sales loads with respect to sales of Class A shares may be waived in certain circumstances.

(3)         The deferred sales load is imposed on the original purchase price of the shares or the current value of the shares you are selling, whichever is less. Reinvested dividends and capital gains, and amounts attributable to capital appreciation of your shares, are not subject to the deferred sales load.

(4)         A deferred sales load of 1.00% applies if Class A share purchases of $1 million or more are sold within 18 months of purchase, subject to waivers described in the Statement of Additional Information. Certain distributions will not be subject to the deferred sales load. Please see “Information About Contingent Deferred Sales Loads” on page [ ] of the Prospectus or the Statement of Additional Information for details.

Class A Shares

All of the Funds offer Class A shares. When you buy Class A shares, you pay an initial sales load at the time of your investment, which is included in the offering price. This fee is deducted from the amount you invest, and the remainder of your money is used to buy shares in the Fund. In addition, Class A shares are subject to a Rule 12b-1 fee. The Rule 12b-1 fee associated with Class A shares is lower than the Rule 12b-1 fees associated with Class C and Class R shares. You may qualify for a reduction of the initial sales load based on the amount you invest, or you may be eligible to have the initial sales load waived under certain circumstances. Please see the tables below and on the following pages for details. Information about sales loads and sales load reductions and waivers is provided in the Prospectus, which is available to you, free of charge, at www.rsinvestments.com/prospectus.

For all Funds except the Fixed Income Funds:

Amount of Purchase Payment	Sales Load as a % of Offering Price(1)	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price	Concession to Dealers as a % of Offering Price(2)
Less than $50,000	5.75%	6.10%	5.00%	5.00%
$50,000 to $99,999	4.50%	4.71%	4.00%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%	1.75%
$1,000,000 to $2,999,999	None	None	None	1.00%
$3,000,000 to $4,999,999	None	None	None	0.75%
$5,000,000 or more	None	None	None	0.50%

(1)         If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 0.75% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

(2)         The Distributor or its affiliates may pay special compensation from time to time.

Fixed Income Funds (Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund, Victory Strategic Income Fund):

Amount of Purchase Payment	Sales Load as a % of Offering Price(1)	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price	Concession to Dealers as a % of Offering Price(2)
Less than $50,000	2.00%	2.04%	1.50%	1.50%
$50,000 to $99,999	1.75%	1.78%	1.25%	1.25%
$100,000 to $249,999	1.50%	1.52%	1.00%	1.00%
$250,000 to $499,999	1.25%	1.27%	0.75%	0.75%
$500,000 to $999,999	1.00%	1.01%	0.50%	0.50%
$1,000,000 to $2,999,999	None	None	None	1.00%
$3,000,000 to $4,999,999	None	None	None	0.75%
$5,000,000 or more	None	None	None	0.50%

(1)         If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 0.75% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

(2)         The Distributor or its affiliates may pay special compensation from time to time.

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund’s transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales load was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1.              Purchases sufficient to reach a breakpoint

2.              A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3.              Rights of Accumulation allow you to add the value of any Class A shares you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4.              The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5.              The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the Transfer Agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Fund.

6.              The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a.              Purchases of $1,000,000 or more.

b.              Purchases by:

i.                  current and retired Fund trustees or officers;

ii.               directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and

iii.            registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c.               Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts

d.              Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e.               Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. If the Distributor pays a concession to the dealer of record, a CDSC of up to 0.75% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

f.                Purchases by participants in the Victory Investment Program.

g.               Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h.              Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i.                  Investors that have an investment account with the Adviser.

j.                 IRA platforms that have an agreement with the Distributor to offer shares at NAV.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

Class C Shares

All of the Funds, except RS Partners Fund, offer Class C shares. You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Purchases of $1,000,000 and above will automatically be made in Class A shares of the Funds.

Class R Shares

All of the Funds except Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Emerging Markets Small Cap Fund, Victory High Income Municipal Bond Fund, and Victory Tax-Exempt Fund offer Class R shares. Class R shares may only be purchased by:

•                  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

•                  Fee-based investment products or accounts.

Class Y Shares

All of the Funds offer Class Y shares. Only Eligible Investors may purchase or exchange into Class Y shares of the Fund. Eligible Investors include the following:

•                  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent.

•                  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds who invest at least $2,500.

•                  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Funds.

•                  Investors who purchase through select fee-based advisory programs with an approved financial intermediary. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based upon the value of the account. Such transactions may be subject to additional rules or requirements of the applicable financial intermediary’s program.

•                  Purchases by:

1.              current and retired Victory Fund trustees or officers.

2.              directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers.”*

3.              investment advisory clients of the Adviser.

4.              investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

How Shares Are Priced

Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding. Shares are valued as of the close of regular trading on the NYSE (generally 4:00 p.m. eastern time) each day the NYSE is open. The Funds will not price their shares on days when the NYSE is closed. In the case of the Fixed Income Funds, the Funds will not price their shares on days when the NYSE is closed or the bond market is closed.  If the Securities Industry and Financial Markets Association (“SIFMA”) recommends that government securities dealers close before the close of regular trading on the NYSE (the Alternative Closing Time), the Funds reserve the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Funds close at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. The Funds value their portfolio securities for which market quotations are readily available at market value. Such securities are valued at the last reported sale price on the principal exchange or market on which they are traded, or, if no sales are reported, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security will generally be valued at the mean between the closing bid and asked prices. Debt securities for which quoted bid prices are readily available are valued by an independent pricing service at the bid price. If a Fund’s assets are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs of the registered open-end management investment companies in which the Fund invests.

The Funds value securities and assets at their fair values when a market quotation is not readily available or may be unreliable, as determined in good faith in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees. Debt securities for which quoted bid prices are not readily available will be valued by an independent pricing service at an evaluated (or estimated) bid price, or, for debt securities not priced by an independent pricing service, at the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. The prospectuses for registered open-end investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing.

Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of the exchange rates at the close of the NYSE. Fluctuations in the values of such currencies in relation to the U.S. dollar will affect the NAV of a Fund’s shares even if there has not been any change in the values of such securities as quoted in such foreign currencies. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV of a Fund’s shares are computed as of such times. Events materially affecting the values of those securities may occur between such times and the close of the NYSE and therefore may not be reflected in the computation of the NAV. A Fund may determine the fair values of those securities in accordance with the Trust’s guidelines and procedures. For all Funds except RS International Fund, RS Global Fund, RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund, and RS China Fund, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign equity securities generally will be determined by an independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE; for RS International Fund, RS Emerging Markets Fund, RS Global Fund, RS China Fund, and RS Emerging Markets Small Cap Fund, the value of the Funds’ investments in foreign equity securities generally will be determined by an independent pricing service using such pricing models every day, regardless of movements in the U.S. markets. The fair value of one or more of the securities in the portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

How to Purchase Shares

The Funds are intended as long-term investment vehicles and are not intended for short-term trading. Please refer to “Frequent Purchases and Redemptions” on page [ ] for more information.

To buy shares of a Fund, you will need:

•                  payment for the purchase where applicable,

•                  instructions for your investment, and

•                  a properly completed Trust application.

Your first purchase must be made through registered representatives of broker-dealer firms that are authorized to sell our Funds or other institutions that are authorized to sell our Funds.

A registered representative is an employee of a broker-dealer, who acts as an account executive for clients. Registered representatives provide advice on which securities to buy or sell and often receive a percentage of the commission income generated as a result.

The Distributor may from time to time, at its own expense, compensate registered representatives, certain dealers whose registered representatives have sold or are expected to sell substantial amounts of the Funds, and other financial institutions for administrative and/or marketing services. Broker-dealers may impose a transaction fee (also called a “processing” or “service” fee) for purchases or sales of Fund shares. This fee is in addition to the sales load and other charges imposed by a Fund, as described in this Prospectus.

You can make follow-up purchases through your broker or agent (who may charge for this) or in some cases directly through our transfer agent, BFDS (800.766.3863).

You may make your follow-up investments through BFDS by mail, online, by wire transfer, or by telephone as described below and on the following page. All purchases must be made in U.S. dollars.

•                  By Mail If you wish to make a purchase by mail, please send us your request in writing, along with a check from your bank account, made payable to RS Investment Trust. Checks should be drawn on banks located in the United States. (Starter or counter checks will not be accepted.) In general, third-party checks, money orders, credit card checks, and travelers’ checks will not be accepted as payment for purchases. In addition, bank checks (e.g., cashier’s checks, bank drafts, official checks, and teller checks) for amounts less than $10,000 will not be accepted. If your purchase of shares is canceled due to nonpayment or because a check does not clear, you will be held responsible for any loss incurred by the Funds or BFDS. Each Fund can redeem shares to reimburse itself or BFDS for any such loss. the Adviser and each Fund reserve the right to reject any purchase order and to suspend the offering of a Fund’s shares. A fee may be charged for bounced checks, stop payment orders, and similar items.

•                  Online If you have an existing account, you can place an order with us over the Internet at www.rsinvestments.com. Internet purchases have the same minimum purchase amount requirements as other purchase options, but are subject to a maximum of $49,999. For you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your RS Investment Trust application. The funds will automatically be deducted from the bank account you have specified to us. The share price for an Internet order will be the public offering price next determined after funds are received (normally within two business days of the order).

•                  By Wire You can make a purchase by wire transfer through any bank that is a member of the Automated Clearing House. A fee may be charged for this service both by us and by the bank. The wire purchase must be sent to the following bank account:

State Street Bank and Trust Company

ABA Routing Number [ ]

Boston, MA 02101

Attention: [  ]

Name of your Fund:

Account of: [your name]

Your shareholder account number:

The share price for a wire order will be the public offering price next determined after receipt of the funds. All purchases for SIMPLE IRAs administered by State Street Bank and Trust Company are made through payroll deduction or employer contribution.

•                  By Telephone You or your registered representative can place an order with us by phone by calling 800.766.3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day. For you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your RS Investment Trust application. The funds will automatically be deducted from the bank account you have specified to us. The share price for a telephone order will be the public offering price next determined after funds are received (normally within two business days of the call). Purchases by telephone are subject to a maximum purchase amount of up to 100% of your current account value.

We have authorized several broker-dealers and other institutions to receive purchase requests for Fund shares. In order for your purchase to be based on a Fund’s next determined NAV, the authorized broker-dealer or other institution must receive your request before the close of regular trading on the NYSE (normally, 4:00 p.m. eastern time) and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

Other Information About Purchasing Shares

RS Partners Fund and RS Small Cap Growth Fund are currently offered (by purchase or exchange) only to existing shareholders and retirement plans, and investors purchasing shares through certain financial intermediaries. RS Small Cap Equity Fund is currently offered (by purchase or exchange) only to existing shareholders. In addition, RS Partners Fund, RS Small Cap Growth Fund, and RS Small Cap Equity Fund are offered to employees of the Adviser and its affiliates and their family members and to current and former Trustees of the Trust and their family members. The Trust or the Adviser may at their discretion impose additional limitations on the sale of shares of RS Partners Fund, RS Small Cap Growth Fund, RS Small Cap Equity Fund or any other Fund at any time and may waive or eliminate any limitation at any time without notice. Contact the Adviser for more information.

All purchases of a Fund’s shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Failure to specify a Fund and account information may delay processing of purchases. Purchases of Fund shares are made at a price based on the NAV next determined after we receive your completed request to purchase in good order. (See “How Shares Are Priced” on page [ ].) However, orders received by certain broker-dealers and other financial institutions (e.g., retirement plans) that are authorized to receive purchase requests for Fund shares on a business day prior to the close of regular trading on the NYSE and communicated to BFDS after that business day’s close of regular trading may be effected nevertheless at a price based on the NAV determined for that business day. Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before the close of the NYSE, normally 4:00 p.m. eastern time. No share certificates will be issued in connection with the sale of Fund shares.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor or any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity in Fund shares the Trust or the Adviser believes in its sole judgment could be harmful to a Fund or is excessively frequent), and to suspend the offering of its shares for any period of time. The Trust may decide to restrict purchase and sale activity in Fund shares based on various factors, including, without limitation, whether frequent purchase and sale activity may disrupt portfolio management strategies or adversely affect Fund performance. There can be no assurance that the Trust or the Adviser will identify all frequent purchase and sale activity affecting a Fund. See “Frequent Purchases and Redemptions” on page [ ].

The Funds, the Adviser, or the Distributor may at their discretion make payments for shareholder servicing, subaccounting, and other services to any intermediary through whom investors buy or hold shares in the Funds.

A Fund’s shares will likely continue to be offered for sale even if the investment team for the Fund holds a negative outlook at the time for the Fund’s investment style or asset class.

How to Sell Shares

Fund share prices fluctuate from day to day, so when you decide to sell your shares, their value may be higher or lower than when you bought them. The share price you receive will be the NAV next determined after we receive your completed request to sell in good order. If you are selling Class A or Class C shares, any contingent deferred sales load will be deducted from the proceeds of the sale or you are deemed to have authorized us to sell additional shares to cover the charge.

You can arrange to sell your shares in writing, over the telephone, over the Internet, or through a broker-dealer. You can also arrange to receive the proceeds of the sale by wire.

Normally, we will send payment within three business days from when we receive your request to sell; and in any event, we will make payment within seven days after we receive your request to sell.

A Fund may refuse to redeem shares or may postpone payment of proceeds during any period when:

•                  trading on the NYSE is restricted;

•                  the NYSE is closed for other than weekends and holidays;

•                  an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV, as permitted by the Securities and Exchange Commission or applicable law; or

•                  permitted by the Securities and Exchange Commission.

In addition, we may delay sending sales proceeds until payment for recent purchases has cleared. This could take up to 15 days from the purchase date.

While redemptions will generally be made in cash, a Fund may pay redemptions entirely or partly in readily marketable securities or other non-cash assets under certain circumstances. This could happen if, for example, market conditions make the orderly liquidation of a Fund’s securities impractical or cash payment would adversely affect the remaining shareholders.

During any 90-day period, the Trust will pay in cash all requests to redeem shares by any one shareholder up to the lesser of $250,000 and 1.00% of the value of a Fund’s net assets at the beginning of the period. If redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

You may redeem your shares, or sell your shares back to the appropriate Fund, on any business day when the NYSE is open, by any of the following procedures.

•                  By Mail If you wish, you can send us a written request to sell your shares.

If you are sending your request to sell shares by regular U.S. mail, use the following address:

Boston Financial Data Services

[name of your Victory RS Fund]

P.O. Box 219717

Kansas City, MO 64121-9717

If you are using registered, certified, or express mail, use the following address:

Boston Financial Data Services

[name of your Victory RS Fund]

330 West 9th Street, First Floor

Kansas City, MO 64105-1514

For SIMPLE IRAs of which State Street Bank and Trust Company is custodian:

Regular U.S. mail:

[            ]

c/o Defined Contribution Services

P.O. Box 8397

Boston, MA 02266

Certified, registered, or overnight mail:

[            ]

c/o BFDS-Defined Contribution Services

30 Dan Road

Canton, MA 02021

Written orders will not be deemed received in good order until they have been delivered to the appropriate street address above, which may not be on the same business day that an order is delivered by regular mail to a P.O. box. The specific requirements for good order depend on the type of account and transaction and the method of redemption; contact the Adviser if you have questions about your particular circumstances. If you want to ensure that your order is processed on a particular day, you should submit your order by registered, certified or express mail to the appropriate street address listed above or by telephone or online.

Under certain circumstances, your written request must be accompanied by a signature guarantee in the form approved by the Securities Transfer Association. A signature guarantee may be obtained from most banks, credit unions, or other financial institutions and from most broker-dealer firms. A signature guarantee cannot be obtained from a notary public. In addition, you may be required to furnish additional documents for sales of shares of a corporation, a partnership, an agent or fiduciary, or a surviving joint owner. Please contact BFDS for details.

Generally, you will need a signature guarantee if the shareholder is not a natural person, the proceeds are to be made payable to someone other than the account holder, the proceeds are to be mailed to an address other than that specified on your account records, you recently changed your account records to show a different address, or your request is made in writing (for SIMPLE IRAs administered by State Street Bank and Trust Company).

•                  By Telephone To redeem shares you may call 800.766.3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian may call 866.727.7675. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day.

You will automatically be authorized to sell shares by telephone unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. If the sale proceeds will be sent to the name and address in our records, you may sell shares by phone simply by calling us unless the address of record was recently changed. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have this privilege unless their employer elects otherwise.

You may give up some security if you accept the telephone selling privilege. Over the phone, we require specific information about your account, as well as other identifying information. We will accept a sales request from any caller who can provide this information. You risk possible loss if someone gives us unauthorized or fraudulent instructions for your account. If we follow reasonable security procedures, we are not responsible if such a loss occurs.

We have the right to change or withdraw the telephone selling privilege at any time upon seven days’ notice to shareholders.

•                  Online To redeem shares for less than $50,000, you may use our website, www.rsinvestments.com. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian may use www.guardianlife.com/ManageYourAccount/index.htm. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day. The price per share you receive will be the next price calculated after we receive your Internet sale order. You will automatically be authorized to sell shares via the Internet, unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have this privilege unless their employer elects otherwise.

•                  By Wire We can wire proceeds to your bank account if you fill out the authorization on our application or a Shareholder Privilege form (with signature guarantees). Your bank must be a member of the Automated Clearing House. Any fees for this service will be deducted from the proceeds. Currently, there is a $9 wire service fee.

•                  Autosell The Autosell option allows you to redeem shares from your Victory Fund accounts and to have the proceeds sent directly to your checking account. If you have established the Autosell option, you may redeem shares by calling BFDS at 800.766.3863 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automated Clearing House system. Victory does not charge a fee for this option. If you did not establish this option at the time you opened your account, you need to send a written request, signed by you and any other owners of the account exactly as your names appear in BFDS’s records, along with a voided check to BFDS at P.O. Box 219717, Kansas City, MO 64121-9717.

We have authorized several broker-dealers and other institutions to receive requests to sell shares. In order for your request to sell shares to be processed at a Fund’s next determined NAV, the authorized broker-dealer or other institution must receive your request before the close of regular trading on the NYSE (normally, 4:00 p.m. eastern time) and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

Exchanges

Shares of any class of a Fund may be exchanged for shares of the same class of another Victory Fund provided that the Victory Fund is accepting additional investments and the shareholder is otherwise eligible to invest in such Fund. The exchange privilege may not be available for the Acquiring Funds to exchange with all Victory Funds. See “Other Information About Purchasing Shares” on page [ ] for information about exchanges into RS Partners Fund, RS Small Cap Growth Fund, and RS Small Cap Equity Fund. Exchanges of shares will be made at their relative NAVs. You will not have to pay an initial sales load for such exchanges. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state in which shares of the Fund in question are qualified for sale and the shareholder qualifies to purchase shares of that Fund. This privilege is not available to anyone who owns RS Large Cap Alpha Fund shares through a Value Guard variable annuity contract. Shareholders who received Class C shares of a Fund in connection with the reorganization of a series of The Park Avenue Portfolio into a series of the Trust may exchange such Class C shares for Class A shares of an Victory Fund that does not offer Class C shares, as applicable, until such time as the Victory Fund offers Class C shares. Shareholders will not be required to pay any initial or deferred sales loads in connection with exchanges made pursuant to the prior sentence or later sales of Class A shares received pursuant to such exchanges.

If you sell your shares at any point after an exchange, any contingent deferred sales load will be calculated from the date of the initial purchase, not the date of exchange. FOR FEDERAL INCOME TAX PURPOSES, AN EXCHANGE IS THE SAME AS A SALE, SO TAXABLE GAINS OR LOSSES MAY BE REALIZED.

You can request an exchange by mail, by telephone, via the Internet, or through your registered representative, as you would with any purchase or sale (brokers may charge for this). You will automatically have telephone and Internet sale privileges unless you decline the privilege in the appropriate section of our application. The minimum telephone or Internet exchange is $100, and Internet exchanges must be less than $1 million. Telephone and Internet exchanges have the same security rules as telephone and Internet withdrawals. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have these privileges unless their employer elects otherwise. The minimum telephone exchange is waived for SIMPLE IRA participants.

Exchanges are subject to the limitations on frequent and short-term trading described in “Frequent Purchases and Redemptions” below.

Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days’ prior notice to shareholders.

Cost Basis Reporting

Upon the sale or exchange of your shares in a Fund, such Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please call the Funds’ transfer agent, BFDS, at 800.766.3863 or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax adviser to determine which available cost basis method is best for you.

Frequent Purchases and Redemptions

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund’s Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

•                  Employ “fair value” pricing to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

•                  Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of the Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, Victory Portfolios considers, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of Victory Capital, under the oversight of the Fund’s Board of Trustees, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund’s market timing policies and procedures may be modified or terminated at any time under the oversight of the Fund’s Board of Trustees.

Special Purchase and Sale Plans

Special purchase and sale plans we offer for the Funds are briefly described below. If you would like more information about them, please call us at 800.766.3863. These plans are not available to anyone who owns Victory RS Large Cap Alpha Fund shares through a Value Guard variable annuity contract. We reserve the right to modify, end, or charge for these plans at any time. These programs do not ensure a profit or prevent any loss in your Fund investment.

•                  Automatic Investment Plan If you participate in this plan, we will automatically withdraw a specified amount from your bank account for investment in one or more Funds. We will need your bank information and the amount ($50 or more) and frequency of your investment. To participate you must complete the appropriate section of your application or Shareholder Privilege form. Also, your bank must be a member of the Automated Clearing House. You can opt out of the plan at any time by notifying us, but it may take up to 15 days for us to stop withdrawals from your account. If at any time there are insufficient funds in your account to cover the withdrawal, we will terminate the plan.

•                  Automatic Withdrawal Plan If you own at least $5,000 worth of shares in a Fund, you can arrange to withdraw a specific amount monthly, quarterly, semiannually, or annually. The minimum withdrawal is $25. These minimums do not apply to SIMPLE IRAs administered by State Street Bank and Trust Company. You may establish the automatic withdrawal privilege over the telephone or the Internet only if the proceeds will be paid directly to the name and address in our records. For payment to a bank account, the bank account must have the same name and address as in our records. Simply submit your request for withdrawals to be deposited in your bank account in writing (no signature guarantee required), along with a voided check or bank deposit ticket. To pay another party or mail the proceeds to an address other than the address in our records, a signature-guaranteed written request or Shareholder Privilege form is required. You must apply at least 30 days before the first payment date. To end withdrawals, give us notice at any time. Please note that taxable gains or losses may be realized when shares are automatically withdrawn.

If you are making an automatic withdrawal of proceeds of shares, no contingent deferred sales load will be imposed, so long as you do not withdraw annually more than 12% of the account value as of the time when you set up the account plan.

It may not be advantageous to buy additional shares at the same time that you are making automatic withdrawals because of tax liabilities and sales loads. Any charges made by BFDS to operate an automatic withdrawal plan will be assessed against your accounts when each withdrawal is made.

USA Patriot Act

To help the government fight the funding of terrorism and money-laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their NAVs at the time of the redemption.

Dividends and Distributions

The following Funds declare dividends from net investment income daily and distribute these dividends to shareholders once per month:

•                  Victory INCORE Investment Quality Bond Fund

•                  Victory INCORE Low Duration Bond Fund

•                  Victory High Yield Fund

•                  Victory Tax-Exempt Fund

•                  Victory High Income Municipal Bond Fund

•                  Victory Floating Rate Fund

•                  Victory Strategic Income Fund

All of the Funds intend to distribute substantially all net investment income to shareholders at least once a year.

In addition, each Fund distributes net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) to shareholders at least annually (or more often, if necessary to avoid certain excise or income taxes on the Fund).

You may choose either of the following distribution options:

•                  reinvest your distributions in additional shares of your Fund; or

•                  receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless you request cash payment with at least 10 days’ prior notice to BFDS.

Taxes

Qualification as a Regulated Investment Company

Each Fund has elected, or intends to elect, and intends to qualify and be treated each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to meet all requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders and to avoid the imposition of excise taxes. If a Fund were to fail to qualify as a regulated investment company, corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders would result. A Fund generally will distribute substantially all of its net income and net short-term and long-term capital gains on a current basis. Each Fund intends to make distributions sufficient to avoid imposition of an excise tax, although from time to time a Fund may choose to pay an excise tax where the cost of making the required distribution exceeds the amount of the tax.

Taxes on Dividends and Distributions

(The following summary does not apply to qualified retirement accounts (because tax is deferred until you withdraw your money) or tax-exempt investors. See below for more information about exempt-interest distributions from the Victory Tax-Exempt Fund and Victory High Income Municipal Bond Fund.) For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends,” described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have held Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year and that are properly reported by that Fund as capital gains dividends will be treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income, and shareholders will not be able to offset such distributions with capital losses that they recognize with respect to their other investments. Distributions of investment income designated by a Fund as derived from “qualified dividend income” (“QDI”) will be taxed in the hands of individuals at the rate applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and the Fund levels. Dividends received by a Fund from a REIT generally will not constitute QDI. Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income. If Victory Strategic Income Fund invests in tax credit bonds and elects to pass the accompanying tax credits through to you, you will be treated as having received a distribution in money equal to your proportionate share of the amount of such credits and be permitted to take a credit against your U.S. federal income tax liability in the amount of the deemed distribution, subject to certain limitations imposed by the Code on such credits. Victory Strategic Income Fund has not decided whether it will pass such credits through to its shareholders or not. Distributions to you are taxable even if they are paid from income or gains earned by a Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and the tax status of distributions paid to you by each of the Funds for the preceding year.

Dividends paid by a Fund to a corporate shareholder may be eligible for the dividends received deduction. Dividends paid by Victory RS International Fund, Victory RS Emerging Markets Fund, Victory Victory RS Emerging Markets Small Cap Fund, Victory RS China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund are not expected to be eligible for the corporate dividends received deduction. Dividends paid by Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund, and Victory Strategic Income Fund are not expected to be QDI. The extent to which dividends paid by Victory RS Focused Opportunity Fund and Victory RS Focused Growth Opportunity Fund may constitute QDI to individuals or be eligible for the corporate dividends received deduction is unclear, and will be affected by the Funds’ short positions. Dividends from the other Funds will be reported as QDI or as eligible for the dividends received deduction to the extent, if any, that they are attributable to QDI or to such dividends received by a Fund.

The Internal Revenue Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by a Fund, and net gains recognized on the sale or exchange of shares of a Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Distributions from Victory Tax-Exempt Fund

Victory Tax-Exempt Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes whether received in the form of cash or additional shares. However, dividends from the Fund may not be entirely tax-exempt. Distributions of market discount and short-term capital gains, as well as dividends from taxable interest, will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains includible in net capital gain. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the alternative minimum tax (“AMT”). Note that all exempt-interest dividends paid to a corporate shareholder subject to the corporate AMT will be included in adjusted current earnings for purposes of the adjustment to the corporate AMT. If you are or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the Tax-Exempt Fund. We also recommend that corporations consult their tax advisers about the implications of holding these shares.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt- interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

Distributions from Victory High Income Municipal Bond Fund

Victory High Income Municipal Bond Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends generally will be exempt income for federal income tax purposes whether received in the form of cash or additional shares, but may be subject to state and local taxes, as well as the federal alternative minimum tax (“AMT”). Certain debt instruments in which the Fund is permitted to invest pay interest income subject to federal income tax. Distributions of market discount, short-term capital gains, and other taxable investment income will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the AMT. If the Fund invests substantially in private activity bonds, a substantial portion of the fund’s exempt-interest dividends will potentially be subject to the AMT and therefore not exempt from all federal income tax. Note that all exempt-interest dividends paid to a corporate shareholder will be included in adjusted current earnings for purposes of determining the corporation’s adjusted minimum taxable income potentially subject to the AMT. If you are a corporate shareholder or an individual shareholder who is or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the Victory High Income Municipal Bond Fund.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of Victory High Income Municipal Bond Fund generally will not be deductible for federal income tax purposes.

Taxes When You Sell or Exchange Your Shares

Any gains resulting from the sale or exchange of your shares in the Funds (including an exchange for shares of another Fund) will also generally be subject to federal income tax as capital gains. Shares held by you for more than one year will be taxable as long-term capital gains as described above. Shares held for less than one year will be taxable as short-term capital gains. For information about determining your tax basis for shares, including those acquired through the reinvestment of dividends, see “Cost Basis Reporting” above.

Foreign Investments

A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on investment income or, in some cases, gain or proceeds from disposition of such securities. Foreign taxes decrease a Fund’s yield on the subject securities. If at the end of a Fund’s taxable year more than 50% of the value of its total assets consists of stocks or securities of foreign corporations, it will be eligible and may choose to pass through to its shareholders a credit or deduction for foreign taxes it has paid. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Other Investments

A Fund’s investments in certain debt obligations, mortgage-backed securities and asset-backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s short sales and investments in derivatives and ETFs could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by its shareholders.

Consult Your Tax Adviser About Other Possible Tax Consequences

This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax adviser for more information about your own tax situation, including possible foreign, state, and local taxes.

Disclosure of Portfolio Holdings

The Funds have established a policy with respect to the disclosure of Fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information (which may be obtained as described on the back cover of this Prospectus). In addition, by clicking on “Holdings” under the heading “Forms & Literature” on the Adviser’ website, the following information is or will be generally available to you:

Information	Available on Website No Earlier Than

Each Fund’s top 10 securities holdings (which may be presented as part of each Fund’s statistical summaries, web pages, advertising material, or commentaries by the Fund’s investment team (which also may disclose the identity of a single or small number of specific securities held by the Fund that may not be among the top 10 securities holdings)) as of each quarter’s end

10 days after quarter-end
Each Fund’s holdings as of each quarter’s end	30 days after quarter-end

The Funds or the Adviser may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Manager of Managers Structure

Each Fund’s initial shareholder has approved the use of a manager of managers structure for the Fund. Accordingly, subject to the review and approval of the Board, and notice to shareholders, each Fund may adopt a “manager of managers” structure in the future. In a manager of managers structure, the Adviser implements a Fund’s investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that a Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the sub-adviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm’s experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund.

The Victory Funds have received an order from the Securities and Exchange Commission enabling them to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the “SEC Order”). To the extent a Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new sub-adviser or a material amendment of any existing sub-adviser agreement.

FINANCIAL HIGHLIGHTS

The “Financial Highlights” tables below are intended to help you understand each Fund’s financial performance for the past five fiscal years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. “Total Return” in the table represents the rate at which an investor would have made or lost money in an investment in the Fund (assuming the reinvestment of all distributions).

The financial highlights for each of the Funds have been audited by the Funds’ independent registered public accounting firm [ ], whose report, along with such Funds’ financial statements, is included in the Funds’ annual reports to shareholders, which are available on request, or online at rsinvestments.com.

The financial highlights for each Fund reflect the historical financial highlights of it corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor with and into its respective Fund, on [June 30, 2016], the Class A, Class C, Class R and Class Y shares of each Fund, as applicable are expected to assume the performance, financial and other historical information of the Class A, Class C, Class K and Class Y shares, respectively, of the corresponding predecessor fund.

[Financial Highlights to be Inserted]

APPENDIX A: SUPPLEMENTAL PERFORMANCE INFORMATION FOR RS FOCUSED GROWTH OPPORTUNITY FUND

VICTORY RS FOCUSED GROWTH OPPORTUNITY FUND IS RECENTLY ORGANIZED AND AS OF THE DATE OF THIS PROSPECTUS HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION PRESENTED BELOW IS NOT THAT OF THE FUND, SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR THE FUND’S OWN PERFORMANCE, AND SHOULD NOT BE CONSIDERED INDICATIVE OF THE FUND’S FUTURE PERFORMANCE.

RS Investment Management Co. LLC (“RS Investments”) manages an investment account with an investment objective, strategies, and policies that are substantially similar to those of RS Focused Growth Opportunity Fund (the “Similarly Managed Account”). RS Investments organized the Similarly Managed Account to serve as the first account managed by it in this strategy. The Fund’s investment team is the same team that is responsible for managing the Similarly Managed Account. The supplemental performance information of the Similarly Managed Account shown below includes the performance of the account since the inception date of the account (November 1, 2014) through December 31, 2015.

The supplemental performance information is provided to illustrate the past performance of the Similarly Managed Account, which has an investment objective, strategies, and policies substantially similar to those of the Fund. The supplemental performance information does not represent the performance of the Fund and should not be considered indicative of the future performance of the Similarly Managed Account or the Fund. The Similarly Managed Account is the only account managed by the investment team that has an investment objective, strategies, and policies that are substantially similar to those of the Fund. All of the assets of the Similarly Managed Account are assets of RS Investments or its affiliates.

The following supplemental performance information sets forth total return information for the Similarly Managed Account. The performance of the Similarly Managed Account has been adjusted for the expenses (on a percentage basis) that are expected to be borne by shareholders of each share class of the Fund, net of any waiver and/or reimbursement, as reflected in the Annual Fund Operating Expenses table of the Fund. The table also shows the total return for a broad-based securities market index for the same period.

The Similarly Managed Account is not registered under the Investment Company Act of 1940 (the “1940 Act”) and is not a regulated investment company under the Internal Revenue Code, and, therefore, unlike the Fund, the Similarly Managed Account is not subject to certain investment restrictions and regulatory requirements (such as diversification requirements, distribution requirements, and redemption rights) imposed by the 1940 Act and the Internal Revenue Code. If the Similarly Managed Account had been registered under the 1940 Act or had been a regulated investment company under the Internal Revenue Code, its performance might have been lower. As of December 31, 2015, the Similarly Managed Account consisted of approximately $[ ] in assets.

The performance of the Similarly Managed Account presented below is calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses during the applicable period. The supplemental performance information has not been audited.

Total Return (for the period from November 1, 2014 to December 31, 2015)
Similarly Managed Account(1)
Adjusted for Class A expenses	[ ]	%
Adjusted for Class C expenses	[ ]	%
Adjusted for Class Y expenses	[ ]	%
S&P 500® Index(2)	[ ]	%

(1)         Performance has been adjusted to reflect the expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, net of any waiver and/or reimbursement, as reflected in the Annual Fund Operating Expenses table of the Fund. The returns reflect the impact of sales loads. The adjusted performance shown for the Similarly Managed Account in the table is not higher than the actual performance of the Similarly Managed Account.

(2)         The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

A-1

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44118

Statement of Additional Information (SAI): The SAI contains more information about the Funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don’t request a copy.

Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Funds’ investments and the market conditions and investment strategies that significantly affected the Funds’ performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call the Victory Funds at 800.766.3863	By mail: Victory Funds P.O. Box 219717 Kansas City, MO 64121-9717

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-4852

WWW.RSINVESTMENTS.COM // 800.766.3863

STATEMENT OF ADDITIONAL INFORMATION

VICTORY PORTFOLIOS

CLASS A SHARES

CLASS C SHARES

CLASS R SHARES

CLASS Y SHARES

Alternatives

Victory RS Focused Opportunity Fund

(Class A: RSFOX; Class C: RSOCX; Class Y: RSOYX)

Victory RS Focused Growth Opportunity Fund

(Class A: RSFGX; Class C: RGOCX; Class Y: RGOYX)

Value

Victory RS Partners Fund

(Class A: RSPFX; Class R: RSPKX; Class Y: RSPYX)

Victory RS Value Fund

(Class A: RSVAX; Class C: RVACX; Class R: RSVKX; Class Y: RSVYX)

Victory RS Large Cap Alpha Fund

(Class A: GPAFX; Class C: RCOCX; Class R: RCEKX; Class Y: RCEYX)

Victory RS Investors Fund

(Class A: RSINX; Class C: RIVCX; Class R: RSIKX;

Class Y: RSIYX)

Global Natural Resources

Victory Global Natural Resources Fund

(Class A: RSNRX; Class C: RGNCX; Class R: RSNKX; Class Y: RSNYX)

Growth

Victory RS Small Cap Growth Fund

(Class A: RSEGX; Class C: REGWX; Class R: RSEKX;

Class Y: RSYEX)

Victory RS Select Growth Fund

(Class A: RSDGX; Class C: RSGFX; Class R: RSDKX;

Class Y: RSSYX)

Victory RS Mid Cap Growth Fund

(Class A: RSMOX; Class C: RMOCX; Class R: RSMKX;

Class Y: RMOYX)

Victory RS Growth Fund

(Class A: RSGRX; Class C: RGWCX; Class R: RSGKX;

Class Y: RGRYX)

Victory RS Science and Technology Fund

International

Victory RS International Fund

(Class A: GUBGX; Class C: RIGCX; Class R: RIGKX;

Class Y: RSIGX)

Victory RS Global Fund

(Class A: RSGGX; Class C: RGGCX; Class R: RGGKX; Class Y: RGGYX)

Victory RS Emerging Markets Fund

(Class A: GBEMX; Class C: REMGX; Class R: REMKX; Class Y: RSENX)

Victory RS Emerging Markets Small Cap Fund

(Class A: RSMSX; Class C: RSMGX; Class Y: RSMYX)

Victory RS China Fund

(Class A: RSCHX; Class C: RCHCX; Class R: RCHKX; Class Y: RCHYX)

Fixed Income

Victory INCORE Investment Quality Bond Fund

(Class A: GUIQX; Class C: RIQCX; Class R: RIQKX;

Class Y: RSQYX)

Victory INCORE Low Duration Bond Fund

(Class A: RLDAX; Class C: RLDCX; Class R: RLDKX; Class Y: RSDYX)

Victory High Yield Fund

(Class A: GUHYX; Class C: RHYCX; Class R: RHYKX; Class Y: RSYYX)

Victory Tax-Exempt Fund

(Class A: GUTEX; Class C: RETCX; Class Y: RSTYX)

Victory High Income Municipal Bond Fund

(Class A: RSHMX; Class C: RSHCX; Class Y: RHMYX)

Victory Floating Rate Fund

(Class A: RSFLX; Class C: RSFCX; Class R: RSFKX;

1

(Class A: RSIFX; Class C: RINCX; Class R: [RIFKX]; Class Y: RIFYX) Victory RS Small Cap Equity Fund (Class A: GPSCX; Class C: RSCCX; Class R: [RSCKX]; Class Y: RSCYX)	Class Y: RSFYX) Victory Strategic Income Fund (Class A: RSIAX; Class C: RSICX; Class R: RINKX; Class Y: RSRYX)

[•], 2016

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus (the “Prospectus”) of each of the series of Victory Portfolios (the “Trust”) set forth above (each a “Fund” and, collectively, the “Funds”) dated [•], 2015, as it may be revised from time to time. Copies of the Prospectus for each Fund can be obtained without charge upon request made to Victory Funds, 4900 Tiedeman Road, Brooklyn, OH 44144, or by calling toll free [1-800-766-3863].

Certain disclosure relating to the Funds has been incorporated by reference into this SAI from the Funds’ annual reports to shareholders. For a free copy of any of the foregoing annual reports, please call 1-800-766-3863.

The financial highlights contained in the Prospectus for the each Fund reflect the historical financial highlights of the corresponding series of the RS Investment Trust (the “Predecessor Funds” or the “RS Funds”), respectively. Upon completion of the reorganizations of the RS Funds with and into the Funds, the Class A, Class C, Class R, and Class Y shares, as applicable, of the Funds will assume the performance, financial and other historical information of the Class A, Class C, Class K, and Class Y shares, respectively, of the corresponding RS Funds, as applicable.

2

GENERAL INFORMATION

Victory Portfolios (the “Trust”) was organized as a Delaware statutory trust (formerly referred to as a “business trust”) on December 6, 1995 as a successor to a company named “The Victory Portfolios,” which was organized as a Massachusetts business trust on February 5, 1986. The Trust is an open-end management investment company. The Trust currently consists of 51 series of beneficial interest (“shares”).

This SAI relates to the shares of 25 series of the Trust (each a “Fund,” and collectively, the “Funds”) and their respective classes.  Each Fund is an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds were formed for the purposes of completing the reorganizations (“Reorganizations”) with 25 corresponding Predecessor Funds, each a series of RS Investment Trust, a registered investment company. The Reorganizations are proposed in connection with the acquisition of RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the Predecessor Funds by the parent company of Victory Capital Management Inc. (“Victory Capital” or the “Adviser”). The Adviser is the investment adviser to each Fund. The Funds, which have no assets or liabilities, will commence operations upon the completion of the Reorganizations.  Upon the completion of the Reorganizations, the Class A, Class C, Class R and Class Y shares of the Funds, as applicable, are expected to assume the performance, financial and other historical information of, respectively, the Class A, Class C, Class K and Class Y shares of the Predecessor Funds, as applicable. Information presented for periods prior to the date of this SAI reflects, where applicable, the historical information of the Predecessor Funds as if the Reorganizations had occurred as of the date of this SAI.

Much of the information contained in this SAI expands on subjects discussed in the Proxy Statement/Prospectus (referred to in this SAI as the “Prospectus”). Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

Investment Objectives.

Each Fund’s investment objective is non-fundamental. There can be no assurance that a Fund will achieve its investment objective.

3

Investment Policies and Limitations of the Funds.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of that Fund’s outstanding voting securities unless a policy is expressly deemed to be a fundamental policy of the Fund, changeable only by a shareholder vote. A Fund may, with notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Prospectus.

A Fund’s classification and sub-classification is a matter of fundamental policy. Each Fund is classified as an open-end investment company. Each of the Funds are sub-classified as diversified investment companies except the Victory RS Investors Fund, which is sub-classified as a non-diversified fund. A non-diversified fund can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund.

Each of the Funds, except the Victory RS Investors Fund, is a “diversified” investment company under the 1940 Act. This means that, with respect to 75% of a Fund’s total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to obligations of the U.S. Government, its agencies or instrumentalities and securities of other investment companies). A Fund is not subject to this limitation with respect to the remaining 25% of its total assets. The Victory RS Investors Fund is a “non-diversified” fund, which means it may invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund.

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), to qualify as a regulated investment company, a Fund must meet certain diversification requirements as determined at the close of each quarter of each taxable year. For instance, no more than 25% of a Fund’s assets can be invested in the securities of any one issuer other than U.S. Government securities and securities of other regulated investment companies, or of two or more issuers which the regulated investment company controls and which are engaged in the same, similar, or related trades or businesses. In addition, at least 50% of the market value of the Fund’s assets must be represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

The policies and limitations stated in this SAI supplement the Funds’ investment policies set forth in the Prospectus. Unless otherwise noted, all percentage limitations on investments in this SAI apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund’s portfolio at a particular time may not comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) If at any time the investment adviser determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value (“NAV”), the investment adviser will take such steps as it considers appropriate to reduce the percentage as soon as reasonably practicable; the Funds may, however, hold any such investments for a substantial period of time.

Note Regarding Percentage Limitations

With respect to a Fund (except for the Victory RS Tax-Exempt Fund and Victory RS High Income Municipal Bond Fund) whose name suggests that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, and that has adopted a policy under Rule 35d-1 under the 1940 Act, the Fund’s policy to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days’ prior written notice to shareholders. The Victory RS Tax-Exempt Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations and the Victory RS High Income Municipal Bond Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations (which may include obligations that pay interest subject to the federal alternative minimum tax (“AMT”)) cannot be changed without the approval of the applicable Fund’s shareholders. References in the discussion of these Funds’ investment policies to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by the Fund for investment purposes.

4

Subject to the limitations set forth herein and in the Prospectus, each Fund’s portfolio manager may, in its discretion, at any time, employ any of the following practices, techniques or instruments for the Funds. The Funds may, following notice to their shareholders, take advantage of other investment practices that presently are not contemplated for use by the Funds or that currently are not available but that may be developed, to the extent such investment practices are both consistent with a Fund’s investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Prospectus and this SAI. For purposes of this SAI, the Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, Victory Global Natural Resources Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory RS Emerging Markets Fund, Victory RS Emerging Markets Small Cap Fund and Victory RS China Fund and are referred to as the “Equity Funds,” while the Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund are referred to as the “Bond Funds.”

Fundamental Investment Policies and Limitations of the Funds.

The following investment limitations are fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares, as defined under the 1940 Act.

1. Senior Securities.

Each Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

2. Underwriting.

Each Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

3. Borrowing.

Each Fund may not borrow money, except as permitted under the 1940 Act, or by order of the SEC and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

A Fund’s ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no action letters, interpretations, and other pronouncements issued from time to time by regulatory authorities, including the SEC and its staff. Under the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including the proceeds of borrowings, less liabilities excluding borrowings) of not less than 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% are subject to the minimum 300% asset coverage requirement. If the value of the assets set aside to meet the 300% asset coverage were to decline below 300% due to market fluctuations or other causes, a Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and comply with the 300% minimum asset coverage requirement, even in circumstances where it is considered disadvantageous from an investment perspective to sell securities at that time or at the prices then available.

4. Real Estate.

Each Fund may not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent the Funds from investing in the following: (i) securities or other

5

instruments backed by real estate; (ii) securities of real estate operating companies; or (iii) securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities.

5. Lending.

Each Fund may not make loans, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

Generally, the 1940 Act prohibits loans if a fund’s investment policies do not permit loans, and if the loans are made, directly or indirectly, to persons deemed to control or to be under common control with the registered investment company.

6. Commodities.

Each Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts or other derivatives instruments, or from investing in securities or other instruments backed by physical commodities).

7. Diversification.

Each Fund, except the Victory RS Investors Fund, is a diversified investment company. The Victory RS Investors Fund is a non-diversified fund.

Under the 1940 Act a Fund’s sub-categorization as a diversified fund is fundamental policy. Diversified under the 1940 Act is defined to mean that the Fund may not (as to 75% of the Fund’s total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities and securities of other investment companies) if as a result (i) more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or (ii) more than 10% of the outstanding voting securities of that issuer would be held by the Fund.

8.  Concentration.

Each Fund, except the Victory Global Natural Resources Fund and the Victory RS Science and Technology Fund, may not concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

The Victory Global Natural Resources Fund will concentrate its investments in any one or more natural resources industries, as described in the Fund’s Prospectus at the time.

The Victory RS Science and Technology Fund will concentrate its investments in any one or more science and/or technology industries.

For purposes of the 1940 Act, “concentration” means investing more than 25% of a Fund’s net assets in a particular industry or a specified group of industries.  For purposes of the Funds’ fundamental policy on concentration, (1) loan participations will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan participation, (2) municipal obligations are not considered a separate industry, and (3) for purposes of calculating concentration of investments in the utility and finance categories, each Fund will operate as follows: neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of the Fund’s concentration policy (i.e., finance companies will be considered a part of the industry they finance and utilities will be divided according to the types of services they provide).

6

Additional Fundamental Policies for the Victory Tax-Exempt Fund and the Victory High Income Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances at least 80% of the value of (1) the Victory Tax-Exempt Fund’s net assets will be invested in tax-exempt municipal obligations, and (2) the Victory High Income Municipal Bond Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT).

Non-Fundamental Investment Policies and Limitations of the Fund.

The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Trustees.

1.  Illiquid Securities.

No Fund may invest more than 15% of its net assets in illiquid securities.

Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and, in the usual course of business, at approximately the price at which a Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act shall not be deemed illiquid solely by reason of being unregistered. Victory Capital Management Inc., the Fund’s investment adviser, under oversight of the Board, determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2. Other Investment Companies.

No Fund may purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a “fund of funds.”

Except as provided in the next paragraph, each Fund may not: (1) invest more than 5% of its total assets in the securities of any one investment company; (2) own more than 3% of the securities of any one investment company; or (3) invest more than 10% of its total assets in the securities of other investment companies.

Each Fund may purchase and redeem shares issued by a money market fund without limit, provided that either: (1) the acquiring Fund pays no “sales charge” or “service fee” (as each of those terms is defined in the FINRA Conduct Rules); or (2) the Adviser waives its advisory fee in an amount necessary to offset any such sales charge or service fee.

INVESTMENT PRACTICES, INSTRUMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, each Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below. Because the following is a combined description of investment strategies and risks for all of the Funds, certain strategies and/or risks described below may not apply to your Fund. Unless a strategy or policy described below is specifically prohibited with respect to a particular Fund by the investment restrictions listed in the Prospectus, under “Investment Policies and Limitations of the Funds” in this SAI, or by applicable law, a Fund may, but will not necessarily, engage in each of the practices described below.

The Funds may, following notice to their shareholders, take advantage of other investment practices that presently are not contemplated for use by the Funds or that currently are not available but that may be developed, to the extent such investment practices are both consistent with a Fund’s investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Prospectus and this SAI.

7

Victory Capital serves as investment adviser to the Funds.  Victory Capital and a Fund’s sub-adviser, if applicable, are each referred to in this section as an “Adviser.”

Lower-Rated Debt Securities

A Fund may purchase lower-rated debt securities, sometimes referred to as “junk bonds.” For all of the Funds, a security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ by Standard & Poor’s Ratings Group (“S&P”), or lower, or if unrated, has been determined by the Adviser to be of comparable quality. See Appendix A for a description of these ratings.

The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values a Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody’s or S&P does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund’s fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund’s fixed-income securities generally will decline. Securities with floating interest rates (which are typically lower-rated securities) generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. However, extreme increases in prevailing interest rates may cause an increase in floating rate security issuer defaults, which may cause a further decline in a Fund’s value. A decrease in interest rates could adversely affect the income earned by a Fund from its floating rate securities. In addition, the values of lower-rated securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund’s NAV.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which a Fund may invest are issued to raise funds in connection with the acquisition of a company, in so-called “leveraged buy-out” transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities or may be able to sell such securities only at prices lower than might otherwise be available. In many cases, lower-rated securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s NAV. In order to enforce its rights in the event of a default under lower-rated securities, a Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses and adversely affect the Fund’s NAV. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings. In addition, the Funds’ intention to qualify as “regulated investment companies” under the Code may limit the extent to which a Fund may exercise its rights by taking possession of such assets.

8

Certain securities held by a Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Lower rated securities may be subject to certain risks not typically associated with “investment grade” securities, such as the following: (1) reliable and objective information about the value of lower rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (2) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (3) companies that issue lower rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (4) when other institutional investors dispose of their holdings of lower rated debt securities, the general market and the prices for such securities could be adversely affected; and (5) the market for lower rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

Contingent Capital Notes

Contingent capital notes are typically issued by banks or other financial institutions. They may be subordinated to claims of depositors and general creditors of the issuing bank or financial institution, and their principal amounts may be temporarily or permanently reduced (written down) in whole or in part if the issuer experiences financial difficulty or otherwise fails or ceases to meet specified financial standards. Because of this write-down feature and other aspects of their structure, contingent capital notes are subject to the risk of loss of principal, and investors may lose some or all of the value of their investments based on changes in the financial condition of the notes’ issuers.

Options

A Fund may purchase and sell put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund’s use of put and call options will achieve its desired objective, and a Fund’s use of options may result in losses to the Fund.

Covered call options. A Fund may write covered call options (as defined below) on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

A Fund will receive a premium from writing a call option, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

9

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered put options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option may be “covered” if the writer earmarks or otherwise segregates liquid assets equal to the price to be paid if the option is exercised minus margin on deposit.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

Options on foreign securities. It is expected that risks related to options on foreign securities will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Options on securities indices. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.”

Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, a Fund bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options

10

are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. A Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Risks involved in the sale of options. The successful use of a Fund’s options strategies depends on the ability of an Adviser to forecast correctly interest rate and market movements. For example, if a Fund were to write a call option based on an Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on an Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on a Fund’s ability to terminate option positions. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events — such as volume in excess of trading or clearing capability — were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration.

11

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter (“OTC”) options purchased by a Fund and assets held to cover OTC options written by a Fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Fund’s ability to invest in illiquid securities.

Special Expiration Price Options. Certain of the Funds may purchase OTC puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that an Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. If the value of the underlying security increases (or decreases) by a prenegotiated amount, however, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds’ profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

Swap Contracts

Certain of the Funds may invest in credit default swaps and credit default index investments. Credit derivatives allow a Fund to manage credit risk through buying and selling credit protection on specific issuers or a basket of issuers. In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties, such as a U.S. or foreign issuer or basket of such issuers, on their obligations. For example, as a purchaser of protection in a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty upon issuer default (or similar events) at their par (or other agreed-upon) value. As a purchaser in a credit default swap, a Fund would have the risk that the investment might expire worthless. It also would involve counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation. As a seller of protection in a credit default swap, a Fund would in effect take a long position in the underlying security, since it would be obligated to purchase the security from its counterparty upon issuer default or similar events.

In addition, certain of the Funds may enter into interest rate swaps. Interest rate swaps involve the exchange between two parties of their respective commitments to pay or receive interest. For example, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. The function of interest rate swaps is generally to increase or decrease a Fund’s exposure to long or short-term interest rates. For example, a Fund may enter into an interest rate swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

12

Financial Futures Contracts

A Fund may enter into interest rate futures contracts and securities index futures contracts (collectively referred to as “financial futures contracts”) for hedging or other purposes. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. Securities index futures contracts, which are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, are similar in economic effect, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select a Fund’s investments.

There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

Margin Payments. When a Fund purchases or sells a futures contract, it is required to deposit with its futures commission merchant or other clearing broker an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments are received or made by a Fund, depending on the daily fluctuations in the values of the contract, in a process known as “marking to market.” These payments are called “variation margin.” For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund’s position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

13

Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on Financial Futures Contracts. A Fund may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Special Risks of Transactions in Futures Contracts and Related Options. Financial futures contracts entail risks. If an Adviser’s judgment about the general direction of interest rates or markets is wrong, the Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

Hedging Risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund’s securities which are the subject of a hedge. This risk may be reduced by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will generally correlate closely with movements in the prices of the underlying securities or index and the Fund’s portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to an Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in the value of its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying

14

securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by an Adviser still may not result in a successful hedging transaction over a very short time period.

Other Risks. A Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which the Fund has written an option may cause the option to be exercised. In this situation, the benefit to a Fund would be limited to the value of the exercise price of the option and, if a Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, a Fund’s ability to enter into an offsetting transaction depends upon the market’s demand for such financial futures contracts. If a purchased option expires unexercised, a Fund would realize a loss in the amount of the premium paid for the option.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). Accordingly, neither the Funds nor the Adviser (with respect to the Funds) is subject to registration or regulation as a “commodity pool operator” under the CEA. Each Fund’s ability to invest in certain financial instruments regulated under the CEA (“commodity interests”) (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Adviser’s intention to operate the Fund in a manner that would permit the Fund to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event a Fund becomes unable to rely on the exclusion in Rule 4.5 and the Adviser is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, particularly in the energy markets, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of the instruments in which the Funds invest.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks, and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted, or exchanged.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent

15

upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

A Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

A Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. A Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans and is likely to experience substantial prepayments.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event, a Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs

16

are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods.

The Fund may also invest in hybrid ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of locking in attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock in attractive rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for mortgage-backed securities. In addition, because certain asset-backed securities do not have the benefit of a security interest in the underlying assets, these asset-backed securities present certain additional risks that are not present with asset-backed securities that do have the benefit of a security interest, such as mortgage-backed securities. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor.

Asset-backed securities may be collateralized by the fees earned by service providers. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for certain investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.

17

If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only (“IO”) class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only (“PO”) securities tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

Federal, state, and local government officials and representatives as well as certain private parties have proposed actions to assist homeowners who own or occupy property subject to mortgages. Certain of those proposals involve actions that would likely affect the mortgages that underlie or relate to certain mortgage-backed securities, including securities or other instruments which a Fund may hold or in which it may invest. Some of those proposals include, among other things, lowering or forgiving principal balances; forbearing, lowering or eliminating interest payments; or utilizing eminent domain powers to seize mortgages, potentially for below market compensation. The prospective or actual implementation of one or more of these proposals may significantly and adversely affect the value and liquidity of securities held by a Fund and could cause a Fund’s NAV to decline, potentially significantly. Significant uncertainty remains in the market concerning the resolution of these issues; the range of proposals and the potential implications of any implemented solution are impossible to predict.

Collateralized Mortgage Obligations (CMOs) and Multiclass Pass-Through Securities

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs may be collateralized by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), or Federal Home Loan Mortgage Corporation (“Freddie Mac”) certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Mortgage Assets may be collateralized by commercial or residential uses. Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, may require a Fund to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by federal agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of mortgage pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. Although CMOs and REMICs differ in certain respects, the characteristics of CMOs described below apply in most cases to REMICs, as well.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a tranche, is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

18

Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly, or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be stripped mortgage securities.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

Government Mortgage Pass-Through Securities

A Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality, or sponsored corporation of the U.S. Government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a pass-through of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which a Fund may invest include those issued or guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac. Ginnie Mae certificates are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. Fannie Mae is a federally chartered, privately owned corporation and Freddie Mac is a corporate instrumentality of the United States. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, modified pass-through instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

The Housing and Economic Recovery Act of 2008 (“HERA”) authorized the Secretary of the Treasury to support Fannie Mae, Freddie Mac, and the Federal Home Loan Banks (“FHLBs”) (collectively, the “GSEs”) by purchasing obligations and other securities from those government-sponsored enterprises. HERA gave the Secretary of the Treasury broad authority to determine the conditions and amounts of such purchases.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for Fannie Mae and Freddie Mac. There may be proposals from the U.S. Congress or other branches of the U.S. Government regarding the conservatorship, including regarding reforming Fannie Mae and Freddie Mac or other GSEs or winding down their operations, which may or may not come to fruition. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of a Fund’s assets.

19

In connection with the conservatorship, the U.S. Treasury, exercising powers granted to it under HERA, entered into senior preferred stock purchase agreements (“SPSPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. Each agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. On December 24, 2009, the U.S. Treasury announced further amendments to the SPSPAs which included additional financial support for each GSE through the end of 2012 and changes to the limits on their retained mortgage portfolios. Although legislation has been enacted to support certain GSEs, including the FHLBs, Freddie Mac, and Fannie Mae, there is no assurance that GSE obligations will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory, or economic changes that could impact the GSEs and the values of their related securities or obligations.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPSPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of HERA, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s available assets. The future financial performance of Fannie Mae and Freddie Mac is heavily dependent on the performance of the U.S. housing market.

In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed security holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has

20

been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Trust-Preferred Securities

Trust-preferred (or “capital”) securities, which are issued by entities such as special purpose bank subsidiaries, currently are permitted to treat the interest payments as a tax-deductible cost. Capital securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, capital securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities retain the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an incidence of default. At the present time, the Internal Revenue Service (the “IRS”) treats capital securities as debt. In the event that the tax treatment of interest payments of these types of securities is modified, a Fund will reconsider the appropriateness of continued investment in these securities.

Some of a Fund’s investments may have variable interest rates. When an instrument provides for periodic adjustments to its interest rate, fluctuations in principal value may be minimized. However, changes in the coupon rate can lag behind changes in market rates, which may adversely affect a Fund’s performance.

Income Deposit Securities

Each income deposit security (“IDS”) represents two separate securities, shares of common stock and subordinated notes issued by the same company, that are combined into one unit that trades like a stock on an exchange. Holders of IDSs receive dividends on the common shares and interest at a fixed rate on the subordinated notes to produce a blended yield. An IDS is typically listed on a stock exchange, but the underlying securities typically are not listed on the exchange until a period of time after the listing of the IDS or upon the occurrence of certain events (e.g., a change of control of the issuer of the IDS). When the underlying securities are listed, the holders of IDSs generally have the right to separate the components of the IDSs and trade them separately.

There may be a thinner and less active market for IDSs than that available for other securities. The value of an IDS will be affected by factors generally affecting common stock and subordinated debt securities, including the issuer’s actual or perceived ability to pay interest and principal on the notes and pay dividends on the stock.

The U.S. federal income tax treatment of IDSs is not entirely clear and there is no authority that directly addresses the tax treatment of securities with terms substantially similar to IDSs. Among other things, although it is expected that the subordinated notes portion of an IDS will be treated as debt, if it is characterized as equity rather than debt, then interest paid on the notes could be treated as dividends (to the extent paid out of the issuer’s earnings and profits). Such dividends would not likely qualify for favorable long-term capital gains rates currently available to dividends on other types of equity.

Indexed Securities

Certain of the Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value

21

increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Dollar Roll and Reverse Repurchase Transactions

In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period.

Certain of the Funds may enter into mortgage-dollar-roll transactions in which a Fund buys mortgage-backed securities from a dealer pursuant to a to be announced (“TBA”) transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. A Fund that engages in such a transaction continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. A Fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements.

In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securities sold. A Fund may also receive interest income similar to that received in the case of dollar rolls.

A Fund will normally use the proceeds of dollar roll and reverse repurchase agreement transactions to maintain offsetting positions in securities or repurchase agreements that mature on or before the settlement date for the related dollar roll or reverse repurchase agreement. The market value of securities sold under a reverse repurchase agreement or dollar roll is typically greater than the amount to be paid for the related forward commitment. Reverse repurchase agreements and dollar rolls involve the risk that the buyer of the sold securities might be unable to deliver them when a Fund seeks to repurchase the securities. If the buyer files for bankruptcy or becomes insolvent, such buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision.

Whenever a Fund enters into a dollar roll or reverse repurchase agreement transaction, it will earmark or otherwise segregate liquid assets equal to the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. Earmarking or otherwise segregating assets may limit a Fund’s ability to pursue other investment opportunities. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, dollar rolls and reverse repurchase agreements will involve leverage.

When-Issued or Delayed-Delivery Transactions

In when-issued or delayed-delivery transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price

22

fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued or delayed-delivery basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued or delayed-delivery securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

Loans

Certain of the Funds may invest in loans including, for example, corporate loans, loan participations, direct debt, bank debt and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. Alternatively, a Fund may invest in loans through novations, assignments and participating interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan or acquires a participation interest in a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor or participating institution to demand payment and enforce rights under the loan. (There may be one or more assignors or participating institutions prior in time to the Fund.)

Loans in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. In addition, loans in which a Fund may invest, including bridge loans, are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities, including bridge loans. A significant portion of the loans purchased by a Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. Further, loans and other forms of direct indebtedness may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud and misrepresentation protections of the federal securities laws.

Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loans in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

If a Fund only acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan. In addition, a Fund may have to rely on the lender that sold the participation to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the lender that sold the participation may be unwilling or unable to do so. In such a case, the Fund would not likely have any rights over against the borrower directly.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. A Fund may be required to fund such advances at times and in circumstances where the Fund might not otherwise choose to make a loan to the borrower.

The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. If a secured loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

23

Repurchase Agreements

A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The value of the underlying securities in such transactions will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

To the extent that a Fund has invested a substantial portion of its assets in repurchase agreements, the Fund’s investment return on such assets, and potentially the Fund’s ability to achieve its investment objectives, will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements.

U.S. Government Agency and Instrumentality Securities

U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, FHLBs, Federal Intermediate Credit Banks, and Fannie Mae. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. To the extent a Fund invests in U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such investments may involve a greater risk of loss of principal and interest since the Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.

U.S. Treasury Bills. U.S. Treasury Bills are issued with maturities of up to one year. Three month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. Bills are issued in bearer form only and are sold only on a discount basis, and the difference between the purchase price and the maturity value (or the resale price if they are sold before maturity) constitutes the interest income for the investor.

Certificates of Deposit. Certificates of deposit are negotiable receipts issued by a bank or savings and loan association in exchange for the deposit of funds. A certificate of deposit earns a specified rate of return over a definite period of time. Normally a certificate can be traded in a secondary market prior to maturity. Eurodollar certificates of deposit (“Euro CDs”) are U.S. dollar-denominated deposits in banks outside the U.S. Eurodollar deposits in foreign branches of U.S. banks are the legal equivalent of domestic deposits, but are not covered by FDIC insurance. Yankee certificates of deposit (“Yankee CDs”) are U.S. dollar-denominated deposits issued and payable by U.S. branches of foreign banks. Foreign securities (i.e., Euro CDs and Yankee CDs) may be affected by political, social and economic developments abroad. Foreign companies and foreign financial institutions may not be subject to accounting standards or governmental supervision comparable to their U.S. counterparts, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Foreign countries may impose withholding or other taxes on interest income from investments in securities issued there, or may enact confiscatory taxation provisions targeted to certain investors. The time period for settling transactions in foreign securities may be longer than the time period permitted for the settlement of domestic securities transactions. In addition, the market prices for foreign securities are not determined at the same time of day as the NAV for the Fund’s shares. It may be difficult to obtain and enforce judgments against foreign entities, and the expenses of litigation are likely to exceed those which would be incurred in the United States.

24

Commercial Paper. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

Bankers Acceptances. Bankers acceptances generally arise from short-term credit arrangements designed to enable businesses to obtain funds in order to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Securities Lending

A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other lower limit as established from time to time) of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

Short Sales

Short sales are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will typically be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales, including the cost of making the lender whole for any dividends or interest paid on the securities during the period of the loan.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will generally realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund. There can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. There is no limit on the amount of money a Fund may lose on a short sale.

A Fund’s ability to engage in short sales may from time to time be limited or prohibited because of the inability to borrow certain securities in the market, legal restrictions on short sales, or other reasons.

Foreign Investments

Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible

25

consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those foreign countries.

In addition, to the extent that a Fund’s foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

Several foreign governments permit investments by non-residents only through participation in certain specifically organized investment companies. Subject to the provisions of the 1940 Act, a Fund may invest in the shares of such other investment companies.

In addition, certain of the Funds may also invest a portion of their assets in unit trusts organized in the United Kingdom (which are analogous to United States mutual funds) and which invest in smaller foreign markets than those in which a Fund would ordinarily invest directly.

Developing Countries. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political, and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries; and (ix) in certain emerging markets, systems of share registration and custody that create certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.

Investing through Stock Connect. Certain of the Funds may invest in developing markets through trading structures or protocols that subject them to the risks described above (such as risks associated with illiquidity, custodying assets, different settlement and clearance procedures, asserting legal title under developing legal and regulatory regimes and other risks) to a greater degree than in developed markets or even other developing markets. For example, a Fund may invest in certain eligible Chinese securities (“China A-Shares”) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) through the Hong Kong — Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program developed by the Hong Kong Stock Exchange (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE. Stock Connect is subject to regulations promulgated by regulatory authorities for both SSE and SEHK. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely affect Stock Connect and the value of the China A-Shares held by a Fund. There is no guarantee that the systems required to operate Stock Connect will function properly or that both exchanges will continue to support Stock Connect in the future. Because Stock Connect is a new program that commenced operations in November 2014, the actual effect on the market for trading China A-Shares with the introduction of large numbers of foreign investors through Stock Connect is unknown.

Although trading through Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to the aggregate volume of trading on Stock Connect, which may restrict or preclude a

26

Fund’s ability to invest in Stock Connect securities. In addition, Stock Connect securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect pursuant to the program’s rules, which may further subject a Fund to liquidity risk in respect of China A-Shares. Stock Connect can only operate when both Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As a result, if either or both of these markets are closed on a U.S. trading day, a Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance. Because of the way in which China A-Shares are held through Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE becomes insolvent.

Foreign Currency Transactions

A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return.

There can be no assurance that appropriate foreign currency transactions will be available for a Fund at any time or that a Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it.

When a Fund engages in foreign currency transactions for hedging purposes, it may engage in both “transaction hedging” and “position hedging.” When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund may engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund may attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of a Fund’s portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign

27

currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver. To offset some of the costs of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts, and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts, and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade

28

will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Asset Segregation and Coverage

A Fund may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or a Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, a Fund may enter into an offsetting position rather than earmarking or segregating liquid assets. A Fund may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting a Fund’s ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

Other Pooled Investment Vehicles

A Fund may invest in securities of other pooled investment vehicles, including shares of open- or closed-end investment companies and exchange-traded funds (“ETFs”). Provisions of the 1940 Act may limit the ability of a Fund to invest in certain investment companies or may limit the amount of its assets that a Fund may invest in any investment company or investment companies in general.

As an investor in a pooled investment vehicle, a Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other pooled investment vehicles.

29

ETFs are pooled investment vehicles whose shares trade like a stock throughout the day. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs are actively managed (i.e., they do not seek to replicate the performance of a particular index). The value of an ETF’s shares will change based on changes in the values of the investments it holds. ETFs incur administrative expenses and transaction costs in trading shares. The value of an ETF’s shares will also likely be affected by factors affecting trading in the market for those shares, such as illiquidity, exchange or market rules, and overall market volatility. The market price for ETF shares may be higher or lower than the ETF’s NAV. The timing and magnitude of cash flows in and out of an ETF could create cash balances that act as a drag on the ETF’s performance. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. Substantial market or other disruptions affecting ETFs could adversely affect the liquidity and value of the shares of a Fund. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Precious Metals

The value of the investments of certain Funds may be affected by changes in the prices of gold and other precious metals. Gold and similar assets have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world’s known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers. The manner and extent of a Fund’s investments in precious metals may be limited by provisions of the 1940 Act and the Fund’s intention to qualify as a regulated investment company under Subchapter M of the Code, and any such investments by the Fund may adversely affect the ability of the Fund to qualify as a regulated investment company.

Master Limited Partnerships

Master limited partnerships (“MLPs”) are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of investments, including credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership. Certain of the Funds also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. Fewer corporate protections may be afforded to investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Certain of the Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as master limited partnerships.

The manner and extent of a Fund’s investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Code, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). The real estate properties in which REITs

30

invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from equity investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with real estate investments generally, including economic downturns that have an adverse effect on real estate markets, general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The affairs of REITs are managed by the REIT’s sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT’s sponsor. REITs are not diversified (except to the extent the Code requires). REITs are also subject to interest rate risks. If a Fund makes an equity investment in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

Zero-coupon Debt Securities and Payment-in-Kind Securities

Certain of the Funds may purchase zero-coupon debt securities and payment-in-kind securities (“PIKs”). The value of both zero-coupon bonds and PIK bonds may be more sensitive to fluctuations in interest rates than other bonds.

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities. When interest rates rise, the values of zero-coupon securities fall more rapidly than securities paying interest on a current basis, because the zero-coupon securities are locked into rates of reinvestment that become less attractive the farther rates rise. The converse is true when interest rates fall.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

Certain of the Funds also may purchase PIKs. PIKs pay all or a portion of their interest or dividends in the form of additional securities. Federal tax law requires that the interest on zero-coupon bonds and PIK bonds be accrued as income to the Fund regardless of the fact that the Fund will not receive cash until such securities mature. Since the income must be distributed to shareholders, the Fund may be forced to liquidate other securities in order to make the required distribution.

Municipal Obligations

Certain of the Funds may invest without limit in municipal obligations which pay interest from similar revenue sources or securities which are offered within a single state. When municipal obligations are related in these ways, an economic, business or political development which affects one security could also affect the other related securities. This investment practice may subject a Fund to greater risks than a fund which does not concentrate its assets in this manner.

31

Subsequent to its purchase by a Fund, an issue of rated municipal obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such municipal obligations by the Fund. To the extent that the ratings given by Moody’s or S&P for municipal obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and this SAI. See Appendix A to this SAI for a more detailed discussion of securities ratings.

Municipal Lease/Purchase Agreements

Certain of the Funds may invest in Municipal Lease/Purchase Agreements which are similar to installment purchase contracts for property or equipment. These obligations typically are not fully backed by the issuing municipality’s credit and their interest may become taxable if the lease is assigned. If the governmental issuer does not appropriate sufficient funds for the following year’s lease payments, the lease will terminate, with the possibility of default on the lease obligation, which may result in loss to the Fund.

Variable Rate Demand Notes

Certain of the Funds may purchase tax-exempt floating and variable rate demand notes and bonds. Variable rate demand notes include master demand notes. Master demand notes are frequently secured by letters of credit or other credit supports, which are not expected to adversely affect the tax-exempt status of these obligations. Master demand notes are redeemable at face value, but there is no established secondary market for them. Accordingly, when these obligations are not secured, a Fund’s ability to redeem (through exercise of its demand right) depends on the borrower’s ability to pay principal and interest on demand. Master demand notes with a demand feature extending for more than seven days are treated as illiquid securities.

Stand-by Commitments

Certain of the Funds may acquire stand-by commitments from brokers, dealers or banks to facilitate its portfolio liquidity. Under a stand-by commitment, the obligor must repurchase, at the Fund’s option, specified securities held in the Fund’s portfolio at a specified price. Thus, stand-by commitments are comparable to put options. The exercise of a stand-by commitment is subject to the ability of the seller to make payment on demand. If it is necessary or appropriate to cause the Fund to pay for stand-by commitments, the cost of entering into the stand-by commitment will have the effect of increasing the cost of the underlying municipal obligation and similarly decreasing such security’s yield. Gains realized in connection with stand-by commitments will be taxable.

Tobacco Settlement Revenue Bonds

Tobacco settlement revenue bonds are secured by an issuing state’s proportionate share in the Master Settlement Agreement entered into between 48 states and certain U.S. tobacco manufacturers, which together represent approximately 99% of the current combined market share of tobacco manufacturers (the “MSA”). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Ongoing legal challenges to the MSA, a decrease in tobacco consumption, market share loss by participating tobacco companies and bankruptcy could negatively impact the ability of the tobacco companies to make payments.

32

Yankee Securities

Yankee securities are debt securities issued by non-U.S. corporate or government entities, but are denominated in U.S. dollars. Yankee securities trade and may be settled in U.S. markets.

Portfolio Turnover

Many of the Funds have experienced high rates of portfolio turnover in recent years and may experience high rates of portfolio turnover in the future. Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs have the effect of reducing a Fund’s investment return. A higher portfolio turnover rate can cause a Fund to realize increased capital gains including short-term capital gains, taxable to shareholders as ordinary income when distributed to them. The portfolio turnover rate for the Victory High Yield Fund was significantly higher in the fiscal year ended December 31, 2014 as compared to previous years, which was generally due to market conditions and was not reflective of a material change in investment strategy. The portfolio turnover rate for the Victory RS International Fund was significantly higher in the fiscal year ended December 31, 2014 as compared to previous years, which was generally due to market conditions and the implementation of a change to the Fund’s investment strategy. The portfolio turnover rate for the Victory INCORE Investment Quality Bond Fund was significantly lower in the fiscal year ended December 31, 2014 as compared to previous years, which was generally due to market conditions.

Temporary Defensive Strategies

At times, an Adviser may judge that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, an Adviser may (but will not necessarily), without notice, temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund’s assets.

In implementing these “defensive strategies,” a Fund may hold assets in cash and cash equivalents and in other investments an Adviser believes to be consistent with the Fund’s best interests.

If any such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

ADDITIONAL RISK FACTORS AND SPECIAL CONSIDERATIONS

New or Smaller Funds. Funds with limited operating history and smaller Funds may involve additional risk. For example, there can be no assurance that a new or smaller Fund will grow to or maintain an economically viable size.

Should a Fund not grow to or maintain an economically viable size, the Board of Trustees may determine to liquidate the Fund. Although the interests of shareholders in each Fund are the principal concern of the Board, in the event the Board determines to liquidate a Fund, the timing of any possible liquidation might not be favorable to certain individual shareholders.

SPECIAL RISK RELATED TO CYBER SECURITY

The Funds and their service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Funds and their service providers are potentially susceptible to operational and information security risks resulting from a cyber-attack as the Funds are highly dependent upon the effective operation of their computer systems and those of their business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting the Adviser, Victory Capital Adviser, Inc. (the “Distributor”), the Funds, the custodian, the transfer agent, financial intermediaries and other affiliated or third-party service providers may adversely affect the Funds and their shareholders owners. For instance, cyber-attacks may interfere with the processing of Fund transactions, including the processing of orders, impact a Fund’s ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject a Fund and/or its service

33

providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which a Fund invests, which may cause a Fund’s investments to lose value. A Fund may also incur additional costs for cyber security risk management in the future. Although the Funds and their service providers have adopted security procedures to minimize the risk of a cyber-attack, there can be no assurance that the Funds or their service providers will avoid losses affecting the Funds due to cyber-attacks or information security breaches in the future.

DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES

Each Fund’s NAV is determined and the shares of each Fund are priced as of the valuation time(s) indicated in the Prospectus on each Business Day. A “Business Day” is a day on which the New York Stock Exchange, Inc. (the “NYSE”) is open. The Bond Funds are authorized to close earlier than is customary for a Business Day upon the recommendation of both the Securities Industry and Financial Markets Association and the Adviser. In the event that a Bond Fund closes earlier than is customary for a Business Day, the Fund’s NAV calculation for that day will occur as of the time of the earlier close. The NYSE will not open in observance of the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Federal Reserve Bank of Cleveland is closed on Columbus Day and Veterans Day.

Investment Company Securities.

Shares of another open-end investment company (mutual fund) held by a Fund are valued at the latest closing NAV of such mutual fund.  Shares of exchange-traded funds (ETFs) are valued in the manner described below under “Equity Securities.”

Fixed-Income Securities.

Fixed-income securities held by a Fund are valued on the basis of security valuations provided by an independent pricing service, approved by the Board, that determines value by using information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities and various relationships between securities. Specific investment securities that are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost that approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board.

Equity Securities.

Each equity security (including ETFs) held by a Fund is valued at the closing price on the exchange where the security is principally traded. Each security traded in the over-the-counter market (but not including securities the trading activity of which is reported on NASDAQ’s Automated Confirmation Transaction (“ACT”) System) is valued at the bid based upon quotes furnished by market makers for such securities. Each security the trading activity of which is reported on NASDAQ’s ACT System is valued at the NASDAQ Official Closing Price. Convertible debt securities are valued in the same manner as any debt security. Non-convertible debt securities are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-sized trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specially authorized by the Board. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, except for convertible debt securities. For purposes of determining NAV, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

34

Other Valuation Information.

Generally, trading in foreign securities, corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of each Fund’s shares generally are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE. If events affecting the value of securities occur during such a period, and a Fund’s NAV is materially affected by such changes in the value of the securities, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board.

International Funds.

Time zone arbitrage. To the extent a Fund invests a significant amount of its assets in foreign securities it may be exposed to attempts by investors to engage in “time-zone arbitrage.”  Using this technique, investors seek to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the NYSE that day, when the Fund calculates its NAV.  If successful, time zone arbitrage might dilute the interests of other shareholders.

The Victory RS International Fund, Victory RS Global Fund, Victory RS Emerging Markets Fund, Victory RS Emerging Markets Small Cap Fund and Victory RS China Fund (together the “International Funds”) generally invest a significant amount of their assets in foreign securities.  The International Funds use “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Adviser and the Board consider to be their fair value. Fair value pricing may also help to deter time zone arbitrage.

Fair value pricing for the International Funds. If market quotations are not readily available, or (in the Adviser’s judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by an International Fund is traded and before the time as of which the International Funds’ net asset value is calculated that day, an event occurs that the Adviser learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board believes would more accurately reflect the security’s fair value.

The Board has adopted valuation procedures for the Funds and has delegated the day-to-day responsibility for fair valuation determinations to the Adviser and its Pricing Committee. Those determinations may include consideration of recent transactions in comparable securities, information relating to a specific security, developments in and performance of foreign securities markets, current valuations of foreign or U.S. indices, and adjustment co-efficients based on fair value models developed by independent service providers. The Adviser may, for example, adjust the value of portfolio securities based on fair value models supplied by the service provider when the Adviser believes that the adjustments better reflect actual prices as of the close of the NYSE.

The International Funds’ use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that an International Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the International Fund determines its NAV per share.

PERFORMANCE

From time to time, the “standardized yield,” “distribution return,” “dividend yield,” “average annual total return,” “total return,” and “total return at NAV” of an investment in each class of the Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing a Fund’s performance. A Fund’s advertisement of its performance must, under applicable SEC rules, include the average annual total returns for each class of shares of a Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund’s performance to the performance of other funds for

35

the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in a Fund are not insured; their yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor’s shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of the Funds are affected by portfolio quality, portfolio maturity, the types of investments held and operating expenses.

Standardized Yield. The “yield” (referred to as “standardized yield”) of the Funds for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

Standardized Yield =	2[(a-b + 1)6 - 1] cd

The symbols above represent the following factors:

a = dividends and interest earned during the 30-day period.

b = expenses accrued for the period (net of any expense reimbursements).

c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.

d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from a Fund’s portfolio investments calculated for that period. The standardized yield may differ from the “dividend yield” of that class, described below. Additionally, because each class of shares of a Fund is subject to different expenses, it is likely that the standardized yields of the share classes of the Funds will differ.

Dividend Yield and Distribution Returns. From time to time a Fund may quote a “dividend yield” or a “distribution return” for each class. Dividend yield is based on the dividends of a class of shares derived from net investment income during a one-year period. Distribution return includes dividends derived from net investment income and from net realized capital gains declared during a one-year period. The distribution return for a period is not necessarily indicative of the return of an investment since it may include capital gain distributions representing gains not earned during the period. Distributions, since they result in the reduction in the price of Fund shares, do not, by themselves, result in gain to shareholders. The “dividend yield” is calculated as follows:

Dividend Yield of the Class	=	Dividends of the Class for a Period of One-Year
Max. Offering Price of the Class (last day of period)

For Class A shares, the maximum offering price includes the maximum front-end sales charge.

From time to time similar yield or distribution return calculations may also be made using the Class A NAV (instead of its respective maximum offering price) at the end of the period.

Total Returns — General. Total returns assume that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at NAV and that the investment is redeemed at the end of the period. After-tax returns reflect the reinvestment of dividends and capital gains distributions less the taxes due on those distributions. After-tax returns are calculated using the highest individual federal marginal income tax rates in effect

36

on the reinvestment date and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the prospectuses.

Total Returns Before Taxes. The “average annual total return before taxes” of a Fund, or of each class of a Fund, is an average annual compounded rate of return before taxes for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an Ending Redeemable Value (“ERV”), according to the following formula:

(ERV/P)1/n-1 = Average Annual Total Return Before Taxes

The cumulative “total return before taxes” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

ERV - P = Total Return Before Taxes P

Total Returns After Taxes on Distributions. The “average annual total return after taxes on distributions” of a Fund, or of each class of a Fund, is an average annual compounded rate of return after taxes on distributions for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an ending value at the end of the periods shown (“ATVD”), according to the following formula:

(ATVD/P)1/n-1 = Average Annual Total Return After Taxes on Distributions

Total Returns After Taxes on Distributions and Redemptions. The “average annual total return after taxes on distributions and redemptions” of a Fund, or of each class of a Fund, is an average annual compounded rate of return after taxes on distributions and redemption for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an ending value at the end of the periods shown (“ATVDR”), according to the following formula:

(ATVDR/P)1/n-1 = Average Annual Total Return After Taxes on Distributions and Redemptions

The cumulative “total return after taxes on distributions and redemptions” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions and redemptions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

ATVDR - P = Total Return After Taxes on Distributions and Redemptions P

From time to time the Funds also may quote an “average annual total return at NAV” or a cumulative “total return at NAV.” It is based on the difference in NAV at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end sales charges or contingent deferred sales charges (“CDSC”) and takes into consideration the reinvestment of dividends and capital gains distributions.

37

Other Performance Comparisons.

From time to time a Fund may publish the ranking of its performance or the performance of a particular class of Fund shares by Lipper, Inc. (“Lipper”), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies and ranks the performance of the Funds and their classes against all other funds in similar categories, for both equity and fixed income funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time a Fund may publish its rating or that of a particular class of Fund shares by Morningstar, Inc., an independent mutual fund monitoring service that rates mutual funds, in broad investment categories (domestic equity, international equity, taxable bond, or municipal bond) monthly, based upon each Fund’s three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five rating categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1).

The total return on an investment made in a Fund or in a particular class of Fund shares may be compared with the performance for the same period of one or more broad-based securities market indices, as described in the prospectuses. These indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices. The Funds’ total returns also may be compared with the Consumer Price Index, a measure of change in consumer prices, as determined by the U.S. Bureau of Labor Statistics.

From time to time, the yields and the total returns of the Funds or of a particular class of Fund shares may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. A Fund also may include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. “Compounding” refers to the fact that, if dividends or other distributions on a Fund’s investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

A Fund also may include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills.

From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund). A Fund also may include in advertisements, charts, graphs or drawings that illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds and Treasury bills, as compared to an investment in shares of a Fund, as well as charts or graphs that illustrate strategies such as dollar cost averaging and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders. The Funds’ performance information is generally available by calling toll free [•].

Investors also may judge, and a Fund may at times advertise, the performance of a Fund or of a particular class of Fund shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or

38

market indices or rankings. In addition to yield information, general information about a Fund that appears in a publication may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of a portfolio manager’s investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management and its investment philosophy.

When comparing yield, total return and investment risk of an investment in shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, CDs may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund’s returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

The NYSE holiday closing schedule indicated in this SAI under “Determining Net Asset Value (“NAV”) and Valuing Portfolio Securities” is subject to change. When the NYSE is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds may not be able to accept purchase or redemption requests. A Fund’s NAV may be affected to the extent that its securities are traded on days that are not Business Days. Each Fund reserves the right to reject any purchase order in whole or in part.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Funds are required to give shareholders at least 60 days’ notice prior to terminating or modifying a Fund’s exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or CDSC ordinarily payable at the time of exchange or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Funds reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser’s judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be adversely affected.

Each Fund has authorized one or more brokers or other financial services institutions to accept on its behalf purchase and redemption orders. Such brokers or other financial services institutions are authorized to designate plan administrators and other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or other financial services institutions, or, if applicable, a broker’s or other financial services institutions authorized designee, accepts the order. Customer orders will be priced at each Fund’s NAV next computed after they are accepted by an authorized broker or other financial services institutions or the broker’s or other financial services institution’s authorized designee.

If you hold your Fund shares in an account established with a financial intermediary, contact your financial intermediary in advance of placing a request for an exchange to confirm your ability to exchange with a particular Fund.

39

Purchasing Shares.

Alternative Sales Arrangements — Class A, C, R, and Y Shares. Alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. When comparing the classes of shares, when more than one is offered in the same Fund, investors should understand that the purpose and function of the Class C and Class R asset-based sales charge are the same as those of the Class A initial sales charge. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares in comparison to another class of shares. Generally, Class A shares have lower ongoing expenses than Class C or Class R shares, but are subject to an initial sales charge. Which class would be advantageous to an investor depends on the number of years the shares will be held. Over very long periods of time, the lower expenses of Class A shares may offset the cost of the Class A initial sales charge. Not all Investment Professionals will offer all classes of shares.

Each class of shares represents interests in the same portfolio investments of a Fund. However, each class has different shareholder privileges and features. The net income attributable to a particular class and the dividends payable on these shares will be reduced by incremental expenses borne solely by that class, including any asset-based sales charge to which these shares may be subject.

No initial sales charge is imposed on Class C shares. Victory Capital Advisers, Inc., the Funds’ distributor (the “Distributor”), may pay sales commissions to dealers and institutions who sell Class C shares of the Trust at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution. The Distributor will retain all payments received by it relating to Class C shares for the first year after they are purchased. After the first full year, the Distributor will make monthly payments in the amount of 0.75% for distribution services and 0.25% for personal shareholder services to dealers and institutions based on the average NAV of Class C shares, which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. Some of the compensation paid to dealers and institutions is recouped through the CDSC imposed on shares redeemed within 12 months of their purchase. Class C shares are subject to the Rule 12b-1 fees described in the SAI under “Advisory and Other Contracts — Rule 12b-1 Distribution and Service Plans.” There is no automatic conversion feature applicable to Class C shares, although financial institutions may be permitted to exchange class C shares for a share class with lower expenses under circumstances described in a Fund’s prospectus. Any options with respect to the reinvestment of distributions made by the Funds to Class C shareholders are offered only by the broker through whom the shares were acquired.

No initial sales charges or CDSCs are imposed on Class R shares. Class R shares are subject to the Rule 12b-1 fees described in this SAI under “Advisory and Other Contracts — Class C and Class R Share Rule 12b-1 Plan.” There is no automatic conversion feature applicable to Class R shares. Distributions paid to holders of a Fund’s Class R shares may be reinvested in additional Class R shares of that Fund or Class R shares of a different Fund. Class R shares are available for purchase by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

No initial sales charges or CDSCs are imposed on Class Y shares. Class Y shares are not subject to the Rule 12b-1 fees described in this SAI under “Advisory and Other Contracts — Rule 12b-1 Distribution and Service Plans.”

There is no automatic conversion feature applicable to Class Y shares. Distributions paid to holders of a Fund’s Class Y shares may be reinvested in additional Class Y shares of that Fund or Class Y shares of a different Fund.

The minimum investment required to open an account for Class Y shares is $1,000,000. Class Y shares are available for purchase through selected fee-based advisory programs with an approved financial intermediary. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based upon the value of the account, and the financial intermediary generally directs all purchase and sale transactions. Such transactions may be subject to additional rules or requirements of the applicable financial intermediary’s program.

40

Each Fund reserves the right to change the criteria for eligible investors and the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and shareholders.

The methodology for calculating the NAV, dividends and distributions of the share classes of each Fund recognizes two types of expenses. General expenses that do not pertain specifically to a class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund’s total net assets and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees, and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

Dealer Reallowances. The following table shows the amount of the front-end sales load that is reallowed to dealers as a percentage of the offering price of Class A shares of the Funds.

For all Funds except Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory Floating Rate Fund, Victory High Income Municipal Bond Fund, Victory High Yield Fund, Victory Strategic Income Fund and Victory Tax-Exempt Fund:

Amount of Purchase Payment	Initial Sales Charge as a % of Offering Price(1)	Concession to Dealers as a % of Offering Price(2)

Less than $50,000	5.75%	5.00%
$50,000 to $99,999	4.50%	4.00%
$100,000 to $249,999	3.50%	3.00%
$250,000 to $499,999	2.50%	2.00%
$500,000 to $999,999	2.00%	1.75%
$1,000,000 to $2,999,999	None	1.00%
$3,000,000 to $4,999,999	None	0.75%
$5,000,000 or more	None	0.50%

(1)    If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 0.75% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

(2)    Victory Capital or its affiliates may pay special compensation from time to time.

For Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory Floating Rate Fund, Victory High Income Municipal Bond Fund, Victory High Yield Fund, Victory Strategic Income Fund and Victory Tax-Exempt Fund:

Amount of Purchase Payment	Initial Sales Charge as a % of Offering Price(1)	Concession to Dealers as a % of Offering Price(2)
Less than $50,000	2.00%	1.50%
$50,000 to $99,999	1.75%	1.25%
$100,000 to $249,999	1.50%	1.00%
$250,000 to $499,999	1.25%	0.75%
$500,000 to $999,999	1.00%	0.50%
$1,000,000 to $2,999,999	None	1.00%
$3,000,000 to $4,999,999	None	0.75%
$5,000,000 or more	None	0.50%

(1)    If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 0.75% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

(2)    Victory Capital or its affiliates may pay special compensation from time to time.

41

The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an “underwriter” under federal securities laws.

The Class R shares of the Funds do not impose initial or deferred sales charges on their shares. Class C shares impose a 1.00% deferred sales charge on shares redeemed within 12 months of being purchased.

Reduced Sales Charge. Reduced sales charges are available for purchases of $50,000 or more of Class A shares of a Fund alone or in combination with purchases of Class A shares of other Victory Funds that are series of the Trust (except those Class A share purchases that were not subject to a sales charge). To obtain the reduction of the sales charge, you or your Investment Professional must notify the Fund’s transfer agent at the time of purchase that a quantity discount is applicable to your purchase. An “Investment Professional” is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides investment information.

In addition to investing at one time in any combination of Class A shares of the Funds in an amount entitling you to a reduced sales charge, you may qualify for a reduction in, or the elimination of, the sales charge under various programs described in the prospectuses. The following points provide additional information about these programs.

•                  Retirement Plans. Retirement plans (including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans) and IRA Rollovers from retirement plans with assets invested in Class A shares of the Victory Funds are eligible to buy Class A shares without an initial sales charge. (Retirement plans with assets invested in one or more Victory Funds prior to December 31, 2002 that were eligible to buy Class A shares without an initial sales charge based on the eligibility requirements then in effect may continue to buy Class A shares without an initial sales charge.).

•                  Service Providers. Members of certain specialized groups that receive support services from service providers who enter into written agreements with the Trust are eligible, under the terms of the agreement, to purchase Class A shares at NAV without paying a sales load.

•                  Rights of Accumulation. You may be eligible for reduced sales charges on future purchases of Class A shares of the same Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Rights of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Rights apply each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification.

•                  Letter of Intent/Combination Privilege. If you anticipate purchasing $50,000 or more of shares of one Fund, or in combination with Class A shares of certain other Funds (excluding Funds that do not impose a sales charge), within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased and, if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

42

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

•                  General. For purposes of determining the availability of reduced initial sales charges through letters of intent, rights of accumulation and concurrent purchases, the Distributor, in its discretion, may aggregate certain related accounts.

•                  Limitations Across Certain Funds. The ability to apply a Letter of Intent or Right of Accumulation to the Funds covered by this SAI in combination with other Victory Funds that are series of the Trust may be limited to the extent these Funds employ different transfer agents. Similar limitations may exist on exchanges between these groups of Funds. Your Investment Professional can provide information on your ability to combine purchases across these groups of Funds under one of these programs to reduce the sales charge applicable to your investments or to exchange between them.

CMS Energy Sales Charge Waiver for Class A Shares. The Funds may waive the initial sales charge on purchases of Class A shares for employees of CMS Energy. The sales charge will only be waived if the CMS employee is participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS.

Sample Calculation of Maximum Offering Price.

Each Class A shares of the Equity Funds are sold with a maximum initial sales charge of 5.75%.* Class C shares of each relevant Fund are sold at NAV without any initial sales charges and with a 1.00% CDSC on shares redeemed within 12 months of purchase. Class R and Class I shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs.

* A CDSC of 0.75% is imposed on certain redemptions of Class A shares, as described above.

Redeeming Shares.

Contingent Deferred Sales Charge — Class A and C Shares. No CDSC is imposed on:

•                  the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (1) are no longer subject to the holding period for such shares, (2) resulted from reinvestment of distributions, or (3) were exchanged for shares of another Victory fund as allowed by the prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;

•                  redemptions following the death or post-purchase disability of (1) a registered shareholder on an account; or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

•                  certain distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from (1) required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually; (2) tax free returns of excess contributions or returns of excess deferral amounts; (3) distributions on the death or disability of the account holder; (4) distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or (5) distributions as a result of separation of service;

•                  distributions resulting as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;

43

•                  redemptions of shares by the investor where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;

•                  amounts from a Systematic Withdrawal Plan (including Dividends), of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or

•                  participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Reinstatement Privilege. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A or Class C shares in the same class of shares of a Fund or any of the other Funds into which shares of the Fund are exchangeable, as described above, at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently made for reinvestment in shares of the Funds. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, even if the proceeds are reinvested. Depending on the timing and amount of a potential reinvestment, some or all of a capital loss from redemption may not be taxable. If the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the same Fund or another Fund offered by the Trust within 90 days of payment of the sales charge, the shareholder’s basis in the redeemed shares may not include the amount of the sales charge paid. Without the additional basis, the shareholder will have more gain or less loss upon redemption. The Funds may amend, suspend, or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension, or cessation. The reinstatement must be into an account bearing the same registration.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends separately for each class of shares, from their net investment income. Each Fund declares and pays capital gains dividends annually. The Bond Funds declare and pay dividends monthly.

The amount of a class’s distributions may vary from time to time depending on market conditions, the composition of a Fund’s portfolio and expenses borne by a Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends attributable to a particular class will differ due to differences in distribution expenses and other class-specific expenses.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any and realized capital gains and losses on the Fund’s assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund’s share of the total net assets of the Trust.

TAXES

Information set forth in the prospectuses that relates to federal income taxation is only a summary of certain key federal income tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional income and excise tax considerations generally affecting each Fund and its shareholders that are not described in the prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in each Fund’s prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code

44

(including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the prospectuses and this SAI is based on tax law in effect on the date of the prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders, provided that it distributes at least the sum of 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year beginning on or before December 22, 2010, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. There is no limitation on the number of years to which net capital losses arising in years beginning after December 22, 2010, may be carried. Any such net capital losses are utilized before net capital losses arising in years beginning on or before December 22, 2010. As explained below, however, such carryforwards may be subject to limitations on availability. Under Code Sections 382 and 383, if a Fund has an “ownership change,” then the Fund’s use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the IRS) in effect for the month in which the ownership change occurs. The Funds will use their best efforts to avoid having an ownership change with respect to any Fund that has capital loss carryforwards. However, because of circumstances that may be beyond the control or knowledge of a Fund, there can be no assurance that such a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under “Fund Distributions” below.

The following table summarizes the approximate capital loss carryforwards for the applicable Funds, as of December 31, 2015. The capital loss carryover amounts for each Predecessor Fund shown include amounts that may expire in the year 2016 or later.

Fund	Approximate Capital Loss Carryforward ($000)
[•]	$	[•]

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities), other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income from interests in qualified publicly traded partnerships (the “Income Requirement”).

45

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a Fund’s net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if a Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds’ shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Income from options on individual securities written by the Fund will not be recognized by the Fund for tax purposes until an option is exercised or lapses. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. If the Fund enters into a closing transaction, the difference between the premiums received and the amount paid by the Fund to close out its position will generally be treated as short-term capital gain or loss. If an option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security, and the character of any gain on such sale of the underlying security as short-term or long-term capital gain will depend on the holding period of the Fund in the underlying security. Because the Fund will not have control over the exercise of the options it writes, such exercises or other required sales of the underlying securities may cause the Fund to realize gains or losses at inopportune times.

For taxable years beginning after December 22, 2010, a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, may elect (unless it has made a taxable year election for excise tax purposes as discussed below, in which case different rules apply) to treat all or any part of certain net capital losses incurred after October 31 of a taxable year, and certain net ordinary losses incurred after October 31 or December 31 of a taxable year, as if they had been incurred in the succeeding taxable year.

46

In addition to satisfying the Income and Distribution Requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or the securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA and SLMA, are treated as U.S. government securities.

Certain Funds may invest in futures contracts, options on futures contracts, ETFs and other similar investment vehicles that provide exposure to commodities such as gold or other precious metals, energy or other commodities. Income or gain, if any, from such investments may not be qualifying income for purposes of the Income Requirements and a Fund’s investments in such instruments may not be treated as an investment in a “security” for purposes of the asset diversification test.

If for any taxable year a Fund does not qualify as a regulated investment company after taking into account cure provisions available for certain failures to so qualify (certain of which would result in the imposition of a tax on the Fund), all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for: (i) the dividends-received deduction, in the case of corporate shareholders; or (ii) treatment as “qualified dividend income,” in the case of non-corporate shareholders. In addition, to qualify again to be taxed as a regulated investment company in a subsequent year, the Fund would be required to distribute to shareholders its earnings and profits attributable to non-qualifying years. Further, if the Fund failed to qualify for a period greater than two taxable years, then, in order to qualify as a regulated investment company in a subsequent year, the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years.

Excise Tax on Regulated Investment Companies.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and, if it so elects, the amount on which qualified estimated tax payments are made by it during such calendar year (in which case the amount it is treated as having distributed in the following calendar year will be reduced).

For purposes of calculating the excise tax, a regulated investment company: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, (2) excludes specified gains and losses, including foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC (as defined below) mark-to-market election (or upon the actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, includes

47

such specified gains and losses in determining the company’s ordinary taxable income for the succeeding calendar year); and (3) applies mark to market provisions which treat property as disposed of on the last day of a taxable year as if the taxable year ended on October 31 (or on the last day of its taxable year if it has made a taxable year election). In addition, a regulated investment company may elect to determine its ordinary income for the calendar year without regard to any net ordinary loss (determined without respect to specified gains and losses taken into account in clause (2) of the preceding sentence) attributable to the portion of such calendar year which is after the beginning of the taxable year which begins in such calendar year. Any amount of net ordinary loss not taken into account for a calendar year by reason of the preceding sentence will be treated as arising on the first day of the following calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Investments.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 Contracts.” Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 Contracts.

A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year, all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year and any termination payments that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor, or collar is recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or under an alternative method provided in Treasury Regulations). A termination payment is recognized in the year the notional principal contract is extinguished, assigned, or terminated (i.e., in the year the termination payment is made).

A Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies (“PFICs”) for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. In order to make this election with respect to a PFIC in which it invests, a Fund must obtain certain information from the PFIC on an annual basis, which the PFIC may be unwilling or unable to provide. Second, a Fund that invests in marketable stock of a PFIC

48

may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund’s adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Solely for purposes of Code Sections 1291 through 1298, the Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period of its interest in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as a dividend.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

49

Gain or loss on the sale of securities by the Fund will generally be long-term capital gain or loss if the securities have been held by the Fund for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

The Fund may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, potentially requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

The Fund may invest a portion of its net assets in below investment grade securities. Investments in these types of securities may present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether modifications or exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues could affect the Fund’s ability to distribute sufficient income to preserve its status as a regulated investment company or to avoid the imposition of U.S. federal income or excise tax.

Fund Distributions.

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be reported by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days in the case of certain preferred stock) during the 121-day period (181-day period in the case of certain preferred stock) beginning on the date that is 60 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code Section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by a Fund from a foreign corporation may be qualified dividends if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S., (2) the foreign corporation is incorporated in a possession of the U.S. or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not constitute qualified dividends.

50

Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% dividends-received deduction (“DRD”) for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not, and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period (181-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option (or an in-the-money qualified call option) to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% (or, for stock acquired after September 27, 2010, and before January 1, 2012, none) of the capital gain recognized upon a Fund’s disposition of domestic qualified “small business” stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the corporate tax rates. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

51

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. In addition, certain other distributions made after the close of the Fund’s taxable year may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% nondeductible excise tax) during such taxable year. In such case, a shareholder will be treated as having received such dividends in the taxable year in which the distributions were actually made. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an “exempt recipient” (such as a corporation). Amounts withheld under the backup withholding rules will be allowed as a refund or a credit against a shareholder’s U.S. federal income tax liability provided the required information is furnished to the IRS.

Sale or Redemption of Shares.

For all the Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund (including an exchange of shares of a Fund for shares of another Fund) in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares (unless the loss is with respect to shares of a Fund for which the holding period began after December 22, 2010, and the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly) and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires, during the period beginning on the date of the disposition referred to in clause (2) and ending on January 31 of the calendar year following the calendar year that includes the date of such disposition, shares of the Fund or another Fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

Tax Shelter and Other Reporting Requirements

If a shareholder realizes a loss on the disposition of shares of a Fund of at least $2 million in any single taxable year, or at least $4 million in any combination of taxable years (for an individual shareholder) or at least $10 million in any single taxable year, or at least $20 million in any combination of taxable years (for a corporate shareholder), the

52

shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

Foreign Taxation.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund.

Foreign Shareholders.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to “interest-related dividends” and “short-term capital gain dividends,” ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to a 30% U.S. withholding tax (or lower applicable treaty rate) upon the gross amount of the dividend. Such foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund, capital gain dividends and capital gains retained by a Fund.

For taxable years beginning before January 1, 2015, U.S. withholding tax generally would not apply to amounts designated by a Fund as an “interest-related dividend” or a “short-term capital gain dividend.” The aggregate amount treated as an interest-related dividend for a year is limited to the Fund’s qualified net interest income for the year, which is the excess of the sum of the Fund’s qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a “short-term capital gain dividend” is limited to the excess of the Fund’s net short-term capital gain over its net long-term capital loss. There can be no assurance as to whether the provision providing these exemptions will be extended. In order to qualify for this exemption from withholding, a foreign investor needs to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reported the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts. There can be no assurance

53

as to what portion of the Fund’s distributions would qualify for favorable treatment as qualified net interest income or qualified short-term capital gains if the provision is extended.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Both dividends in respect of stock of a Fund, and, after December 31, 2018, gross proceeds from the sale of stock of a Fund, held by or through certain foreign financial institutions (including investment funds), require U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Payments to a foreign financial institution generally will be subject to withholding unless, among other things, it enters into an agreement with the U.S. Treasury to obtain information with respect to and report on accounts held by certain U.S. persons or U.S. owned foreign entities, and to withhold on payments made to certain account holders. Payments to a foreign entity that is not a foreign financial institution generally will be subject to withholding if such entity or another non-financial foreign entity is the beneficial owner of the payment unless, among things, the beneficial owner or payee either certifies that the beneficial owner of the payment does not have any “substantial United States owners” or provides certain identifying information with respect to each of its substantial United States owners. Alternatively, such payments may be exempt from U.S. withholding pursuant to an intergovernmental approach whereby the government of a foreign country enters into an agreement with the U.S. Treasury providing for the collection and reporting of specified financial information. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisers as to the applicability and consequences of this new legislation to them.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Cost Basis Reporting.

A Fund is generally required by law to report to shareholders and the IRS on Form 1099-B “cost basis” information for shares of the Fund acquired on or after January 1, 2012, and sold or redeemed after that date. Upon a disposition of such shares, a Fund will be required to report the adjusted cost basis, the gross proceeds from the disposition, and the character of realized gains or losses attributable to such shares. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. The “cost basis” of a share is generally its purchase price adjusted for dividend reinvestments, returns of capital, and other corporate actions. “Cost basis” is used to determine whether a sale or other disposition of the shares results in a gain or loss.

The Fund will permit shareholders to elect among several IRS-accepted cost basis methods to determine the cost basis in their shares. If a shareholder does not affirmatively elect a cost basis method, then the Fund’s default cost basis calculation method, which is currently the average cost method, will be applied to their account. Non-Covered shares (those shares purchased before January 1, 2012 and those shares that do not have complete cost basis information, regardless of purchase date) will be used first for any redemptions made after January 1, 2012, regardless of your cost basis method of election unless you have chosen the specific identification method and have designated covered shares (those purchased after January 1, 2012) at the time of your redemption. The cost basis method elected or applied may not be changed after the settlement date of a sale of shares.

If a shareholder holds shares through a broker, the shareholder should contact that broker with respect to the reporting of cost basis information.

Shareholders are urged to consult their tax advisers regarding specific questions with respect to the application of the new cost basis reporting rules and, in particular, which cost basis calculation method to elect.

54

Effect of Future Legislation, Foreign, State and Local Tax Considerations.

The foregoing general discussion of U.S. federal income and excise tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of foreign, state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other foreign, state and local tax rules affecting an investment in a Fund.

MANAGEMENT OF THE TRUST

Leadership Structure and Board of Trustees.

The Trust is governed by a Board of Trustees consisting of eight Trustees, seven of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (the “Independent Trustees”). The Chair of the Board is an Independent Trustee, who functions as the lead Trustee. The Chair serves as liaison between the Board and its Committees, and the Funds’ investment adviser and other service providers. The Chair is actively involved in setting the Board meeting agenda, and participates on certain of the Board’s Committees.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or who file reports under the Exchange Act. Each Trustee currently oversees 51 portfolios in the Trust, 30 portfolios in Victory Portfolios II, 9 portfolios in Victory Variable Insurance Funds and one portfolio in Victory Institutional Funds, each a registered investment company that, together, comprise the Victory Fund Complex. There is no defined term of office and each Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee’s address is c/o Victory Portfolios, [3435 Stelzer Road, Columbus, Ohio 43219].

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During the Past 5 Years
David Brooks Adcock, 64	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).

Nigel D. T. Andrews, 68	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).

E. Lee Beard, 64	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC. (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011 to November 2011).

Sally M. Dungan, 61	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

55

John L. Kelly 62	Trustee	February 2015	Bulk physical commodities broker, Endgate Commodities LLC (since 2014); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Member, Crossroad LLC (Consultants)(2009 - 2011).	Director, Caledonia Mining Corporation (since May 2012); Managing Member, Crossroad LLC (since May 2009).

David L. Meyer, 58	Trustee	December 2008	Retired.	None.

Leigh A. Wilson, 70	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013).

Interested Trustee.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During the Past 5 Years

David C. Brown, † 43	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer, (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

†Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.

Experience and qualifications of the Trustees.

The following summarizes the experience and qualifications of the Trustees.

•                  David Brooks Adcock. Mr. Adcock served for many years as general counsel to Duke University and Duke University Health System, where he provided oversight to complex business transactions such as mergers and acquisitions and dispositions. He has served for more than 20 years as a public interest arbitrator for, among others, the New York Stock Exchange, the American Stock Exchange, the National Futures Association, FINRA and the American Arbitration Association. The Board believes that Mr. Adcock’s knowledge of complex business transactions and the securities industry qualifies him to serve on the Board.

•                  Nigel D.T. Andrews. Mr. Andrews served for many years as a management consultant for a nationally recognized consulting company and as a senior executive at GE, including Vice President of Corporate Business Development, reporting to the Chairman, and as Executive Vice President of GE Capital. He also

56

                        served as a Director and member of the Audit and Risk Committee of Old Mutual plc, a large publicly traded company whose shares are traded on the London Stock Exchange. Mr. Andrews was also the non-executive chairman of Old Mutual’s U.S asset management business, where he also sat on the audit and risk committee. Mr. Andrews also serves as a Governor of the London Business School. The Board believes that his experience in these positions, particularly with respect to oversight of risk and the audit function of public companies, qualifies him to serve as a Trustee.

•                  David C. Brown. Mr. Brown serves as the Chairman and Chief Executive Officer (since 2013) of Victory Capital Holdings, Inc. and Victory Capital Management Inc., (the “Adviser”), the Funds’ investment adviser, and as such is an “interested person” of the Trust. Previously, he served as Co-Chief Executive Officer (2011-2013), and President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011) of the Adviser. The Board believes that his position and experience with the Adviser and his previous experience in the investment management business qualifies him to serve as a Trustee.

•                  E. Lee Beard. Ms. Beard, a certified public accountant, has served as the president, chief executive officer and director, and as a chief financial officer, of public, federally insured, depository institutions. As such, Ms. Beard is familiar with issues relating to audits of financial institutions. The Board believes that Ms. Beard’s experience as the chief executive officer of a depository institution and her knowledge of audit and accounting matters qualifies her to serve as a Trustee.

•            Sally M. Dungan. Ms. Dungan, a Chartered Financial Analyst, has been in the investment and financial management business for many years. She currently serves as Chief Investment Officer for Tufts University, a position she has held since 2002, and previously served as Director of Pension Fund Management for Siemens Corporation (2000-2002), Deputy Chief Investment Officer and Senior Investment Officer of Public Markets of the Pension Reserves Investment Management Board of the Commonwealth of Massachusetts (1995-2000) and Administrative Manager for Lehman Brothers (1990-1995). Ms. Dungan has served on the boards, including their audit and investment committees, of private institutions. The Board believes Ms. Dungan’s extensive knowledge of the investment process and financial markets qualifies her to serve as a Trustee.

•            John L. Kelly. Mr. Kelly has more than 35 years of experience and leadership roles in the financial services industry including institutional electronic trading, capital markets, corporate and investment banking, retail brokerage, private equity, asset/wealth management, institutional services, mutual funds and related technology enabled services.  He previously served as a Trustee of Victory Portfolios, Victory Institutional Funds, and Victory Variable Insurance Funds from 2008 to 2011. The Board believes that this experience qualifies him to serve as a Trustee.

•            David L. Meyer. For six years, Mr. Meyer served as chief operating officer, Investment Wealth Management Division of Mercantile Bankshares Corp (now PNC Financial Services Corp.) and has served as an officer or on the boards of other mutual funds for many years. The Board believes that his experience, particularly as it related to the operation of registered investment companies, qualifies him to serve as a Trustee.

•            Leigh A. Wilson. Mr. Wilson served for many years as Chief Executive Officer of Paribas North America and as such has extensive experience in the financial world. As a director of the Mutual Fund Directors Forum (“MFDF”), he is familiar with the operation and regulation of registered investment companies, and served on a MFDF steering committee created at the request of then-SEC Chairman William Donaldson to recommend best practices to independent mutual fund directors. He received the Small Fund Trustee of the Year award from Institutional Investor Magazine in 2006. The Board believes that this experience qualifies him to serve as a Trustee.

Committees of the Board.

The following standing Committees of the Board are currently in operation: Audit and Risk Oversight, Continuing Education, Investment, Service Provider, Board Governance and Nominating, and Agenda. In addition to these

57

standing Committees, the Board may form temporary Special Committees to address particular areas of concern. In addition, a Committee may form a Sub-Committee to address particular areas of concern to that Committee.

The members of the Audit and Risk Oversight Committee, all of whom are Independent Trustees, are Mr. Meyer (Chair), Mr. Adcock, Ms. Beard, and Mr. Wilson. The primary purpose of this Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the SEC, including the 1940 Act. The Committee also has overall responsibility for reviewing periodic reports with respect to compliance and enterprise risk, including operational risk and personnel. The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The members of the Continuing Education Committee are Mr. Meyer (Chair), Ms. Beard, and Ms. Dungan. The function of this Committee is to develop programs to educate the Trustees to enhance their effectiveness as a Board and individually.

The members of the Investment Committee are Ms. Dungan (Chair), Mr. Andrews, Mr. Kelly and Mr. Wilson. The function of this Committee is to oversee the Fund’s compliance with investment objectives, policies and restrictions, including those imposed by law or regulation, and assists the Board in its annual review of the Funds’ investment advisory agreements.

The members of the Service Provider Committee are Ms. Beard (Chair), Mr. Adcock, Mr. Brown and Mr. Meyer. This Committee negotiates the terms of the written agreements with the Funds’ service providers, evaluates the quality of periodic reports from the service providers (including reports submitted by sub-service providers) and assists the Board in its review of each Fund’s service providers, other than the investment adviser and independent auditors.

The Board Governance and Nominating Committee consists of all of the Independent Trustees. Mr. Andrews currently serves as the Chair of this Committee. The functions of this Committee are: to oversee Fund governance, including the nomination and selection of Trustees; to evaluate and recommend to the Board the compensation and expense reimbursement policies applicable to Trustees; and periodically, to coordinate and facilitate an evaluation of the performance of the Board.

The Board Governance and Nominating Committee will consider nominee recommendations from Fund shareholders, in accordance with procedures established by the Committee. A Fund shareholder should submit a nominee recommendation in writing to the attention of the Chair of Victory Portfolios, [3435 Stelzer Road, Columbus, Ohio 43219]. The Committee (or a designated sub-committee) will screen shareholder recommendations in the same manner as it screens nominations received from other sources, such as current Trustees, management of the Fund or other individuals, including professional recruiters. The Committee need not consider any recommendations when no vacancy on the Board exists, but the Committee will consider any such recommendation if a vacancy occurs within six months after receipt of the recommendation. In administering the shareholder recommendation process, the Chair, in the Chair’s sole discretion, may retain the services of counsel to the Trust or to the Independent Trustees, management of the Fund or any third party. The Committee will communicate the results of the evaluation of any shareholder recommendation to the shareholder who made the recommendation.

The Agenda Committee consists of the Chair of the Board and the Chair of each other Committee.

During the fiscal year ended December 31, 2015 the Board held [6] meetings; the Audit and Risk Oversight Committee held [5] meetings; the Investment Committee held [5] meetings; the Service Provider Committee held [6] meetings; and the Board Governance and Nominating Committee held [5] meetings. The Continuing Education Committee met informally during the fiscal year.

Board role in the oversight of risk.

In considering risks related to the Funds, the Board consults and receives reports from officers of the Funds and personnel of the Adviser, who are charged with the day-to-day risk oversight function. Matters regularly reported to the Board, or a designated committee, include certain risks involving the Funds’ investment portfolios, trading practices, operational matters, financial and accounting controls, and legal and regulatory compliance. The Board

58

has delegated to the Audit and Risk Oversight Committee overall responsibility for reviewing reports relating to compliance and enterprise risk, including operational risk and personnel. The Board relies on the Investment Committee to review reports relating to investment risks, that is, risks to the Funds resulting from pursuing the Funds’ investment strategies (e.g., credit risk, liquidity risk and market risk).

Fund ownership.

The following tables show the dollar ranges of shares of all other series of the Victory Fund Complex beneficially owned by the Trustees as of December 31, 2015.  Since the Funds had not yet commenced operations as of December 31, 2015, no Trustee owned shares of any of the Funds as of that date.  No Independent Trustee (or any immediate family member) owns beneficially or of record an interest in the Adviser or the Distributor or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (other than Funds in the Victory Funds Complex). As of December 31, 2015, the Trustees and officers as a group owned beneficially less than 1% of each class of outstanding shares of the series of the Victory Fund Complex.

Independent Trustees.

Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
Mr. Adcock	N/A	Over $100,000
Mr. Andrews	N/A	Over $100,000
Ms. Beard	N/A	Over $100,000
Ms. Dungan	N/A	Over $100,000
Mr. Kelly	N/A	Over $100,000
Mr. Meyer	N/A	Over $100,000
Mr. Wilson	N/A	Over $100,000

Interested Trustee.

Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
Mr. Brown†	N/A	Over $100,000

†Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.

Remuneration of Trustees and the Chief Compliance Officer.

The Victory Fund Complex will pay each Independent Trustee $219,000 per year for his or her services to the Complex. The Board Chair will be paid an additional retainer of 50 percent of the base retainer per year. The Board reserves the right to award reasonable compensation to any Interested Trustee.

The following tables indicate the compensation received by each Trustee and the Chief Compliance Officer from the Trust and from the Victory Fund Complex for the year ended December 31, 2015. As of that date, there were [57] funds in the Victory Fund Complex for which the Trustees listed below were compensated. Since the Funds had not yet commenced operations as of December 31, 2015, no compensation was paid by the Funds. The Trust does not maintain a retirement plan for its Trustees.

Independent Trustees.

Trustee	Aggregate Compensation from the Trust	Total Compensation from the Victory Fund Complex
Mr. Adcock	$ [•]	$ [•]
Mr. Andrews	[•]	[•]
Ms. Beard	[•]	[•]
Ms. Dungan	[•]	[•]
Mr. Kelly	[•]	[•]
Mr. Meyer	[•]	[•]
Mr. Wilson	[•]	[•]

59

Interested Trustee.

Trustee	Aggregate Compensation from the Trust	Total Compensation from the Victory Fund Complex
Mr. Brown†	None	None

†Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.

Chief Compliance Officer.

Chief Compliance Officer	Aggregate Compensation from the Trust		Total Compensation from the Victory Fund Complex
Edward J. Veilleux	$	[•]	$	[•]

Deferred Compensation.

The Trust did not offer deferred compensation for the year ended December 31, 2015.

Officers.

The officers of the Trust are elected by the Board of Trustees to supervise actively the Trust’s day-to-day operations. The officers of the Trust, their ages, the length of time served, and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn OH 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The Trust’s Treasurer is employed by Citi Fund Services Ohio, Inc. (“Citi”), which entity receives fees from the Trust for serving as the sub-administrator, dividend disbursing agent and servicing agent for series of the Trust other than the Funds.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 53	President*	February 2006	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 45	Vice President	December 2014	Senior Analyst, Fund Administration, the Adviser.
Erin G. Wagner, 41	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Christopher E. Sabato, 46	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Edward J. Veilleux, 71	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 55	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 61	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP. (1994-2011).

60

* On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President of the Trust.

ADVISORY AND OTHER CONTRACTS

Investment Adviser.

One of the Trust’s most important contracts is with the Adviser, a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds (together, “Crestview”) with the remaining portion owned by Victory employees in the aggregate and a limited number of outside investors. As of December 31, 2015, the Adviser and its affiliates managed assets totaling in excess of $[•] billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Adviser operates as a multi-boutique asset manager comprised of multiple investment teams, referred to as “investment franchises,” each of which utilizes an independent approach to investing. The following schedule list the advisory fee each Fund, as an annual percentage of its average daily net assets.

Equity Funds.

Fund	Advisory Fee
Victory RS Focused Growth Opportunity Fund	1.25%
Victory RS Focused Opportunity Fund	1.25%
Victory RS Growth Fund	0.75%
Victory RS Mid Cap Growth Fund	0.85%
Victory RS Select Growth Fund	1.00%
Victory RS Small Cap Equity Fund	0.75%
Victory RS Small Cap Growth Fund	0.95%
Victory RS Science and Technology Fund	1.00%
Victory RS Investors Fund	1.00%
Victory RS Large Cap Alpha Fund	0.50%
Victory RS Partners Fund	1.00%
Victory RS Value Fund	0.85%
Victory RS Global Fund	0.80%
Victory RS International Fund	0.80%
Victory RS China Fund	1.10%
Victory RS Emerging Markets Fund	1.00%
Victory RS Emerging Markets Small Cap Fund	1.25%
Victory Global Natural Resources Fund	1.00%

Fixed-Income Funds.

Fund	Advisory Fee
Victory INCORE Investment Quality Bond Fund	0.50%
Victory INCORE Low Duration Bond Fund	0.45%
Victory High Yield Fund	0.60%
Victory Tax-Exempt Fund	0.50%
Victory High Income Municipal Bond Fund	0.50%
Victory Floating Rate Fund	0.65%
Victory Strategic Income Fund	0.60%

61

The Advisory and Sub-Advisory Agreements.

An advisory agreement dated as of February [•], 2016, as amended (the “Advisory Agreement”) applies to the Funds of the Trust, which was approved by the Board with respect to the Funds on February [•], 2016. Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, provides that it will continue in effect as to the Funds for two years and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund (as defined under “Miscellaneous” below) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to any particular Fund at any time on 60 days’ written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or as to all applicable Funds by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

Park Avenue Institutional Advisers LLC

Park Avenue Institutional Advisers LLC (“Park Avenue”) serves as the sub-adviser for the Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund, and Victory Strategic Income Fund (the “Park Avenue Sub-Advised Funds”). Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which served as sub-adviser for the Predecessor Funds to the Park Avenue Sub-Advised Funds prior to May 1, 2015. Park Avenue and Victory Capital have entered into a written Sub-Advisory Agreement pursuant to which Park Avenue provides sub-advisory services with respect to the Park Avenue Sub-Advised Funds, subject to the general oversight of Victory Capital and the Board of Trustees of the Trust.

GIS, a Delaware limited liability company, and its predecessor, Guardian Investor Services Corporation, a New York corporation, served as investment sub-adviser for certain Funds from 1968 through April 30, 2015. GIS is a subsidiary of The Guardian Life Insurance Company of America, a New York mutual insurance company (“Guardian Life”). Any employee of Guardian Life who participates in the management of a Fund is also a “supervised person” of Park Avenue and is subject to Park Avenue’s oversight. Park Avenue is located at 7 Hanover Square, New York, New York 10004. Park Avenue Securities LLC is the underwriter and the distributor of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc., a Delaware corporation (“GIAC”).

The Sub-Advisory Agreement will remain in effect with respect to each Park Avenue Sub-Advised Fund for an initial period of two years for each such Fund, unless sooner terminated, and thereafter will continue in effect from year to year so long as continuance is specifically approved at least annually by (a) either (i) a majority of the outstanding securities of the respective Park Avenue Sub-Advised Funds or (ii) the Board of Trustees of the Trust, and (b) a vote of the majority of the Trustees who are not parties to the Agreement or “interested persons” of Victory Capital or Park Avenue, cast in person at a meeting called for the purpose of voting on such continuance.

With respect to its provision of sub-advisory services, Park Avenue shall not, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties or obligations, be liable to a Park Avenue Sub-Advised Fund, the Trust, or to any shareholder of a Park Avenue Sub-Advised Fund for any act or omission in the course of, or connected with, rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security by the Park Avenue Sub-Advised Fund.

62

For its services under the Sub-Advisory Agreement, the Adviser will pay Park Avenue monthly fees for each Park Avenue Sub-Advised Fund in an amount equal to 28% of all fees due from such Fund to the Adviser for such month prior to any reductions as a result of any voluntary or contractual fee waiver observed or expense reimbursement borne by the Adviser with respect to that Fund for such period; provided that the monthly fee due hereunder to Park Avenue in respect of a Fund shall be reduced in the same proportion as the fee due to the Adviser from the Fund for such period as a result of any voluntary or contractual fee waiver observed or expense reimbursement borne by the Adviser in respect of the Fund to which Park Avenue has agreed.

SailingStone Capital Partners LLC

SailingStone Capital Partners LLC (“Sailing Stone”) serves as the sub-adviser for the Victory Global Natural Resources Fund. SailingStone and Victory Capital have entered into a written Sub-Advisory Agreement (the “SailingStone Sub-Advisory Agreement”), pursuant to which SailingStone provides sub-advisory services with respect to the Victory Global Natural Resources Fund, subject to the general oversight of Victory Capital and the Board of Trustees of the Trust. SailingStone has provided investment advisory services since 2014. SailingStone is a Delaware limited liability company that commenced operations on January 2, 2014. The principal business address of SailingStone, SailingStone GP, and SailingStone Holdings is One California Street, Suite 3050, San Francisco, CA 94111. The managing member of SailingStone is SailingStone GP LP (“SailingStone GP”), a Delaware limited partnership, of which SailingStone Holdings LLC (“SailingStone Holdings”), a Delaware limited liability company, is the general partner.

The SailingStone Sub-Advisory Agreement will continue in effect for an initial period of two years, unless sooner terminated, and thereafter will continue in effect from year to year so long as continuance is specifically approved at least annually by (a) either (i) a majority of the outstanding securities of Victory Global Natural Resources Fund or (ii) the Board of Trustees of the Trust, and (b) a vote of the majority of the Trustees who are not parties to the Agreement or “interested persons” of Victory Capital or SailingStone, cast in person at a meeting called for the purpose of voting on such continuance.

With respect to its provision of sub-advisory services, SailingStone shall not, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties or obligations, be liable to the Victory Global Natural Resources Fund, the Trust, or to any shareholder of the Victory Global Natural Resources Fund for any act or omission in the course of, or connected with, rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security by the Victory Global Natural Resources Fund.

For its services under the SailingStone Sub-Advisory Agreement, the Adviser will pay SailingStone a monthly fee, based on the Victory Global Natural Resources Fund’s assets, as specified from time to time by the Adviser (the “Managed Assets”), at the following annual rates: 0.50% of Managed Assets up to $1 billion; 0.32% of Managed Assets above $1 billion and up to $2 billion; and 0.22% of Managed Assets above $2 billion. The SailingStone Sub-Advisory Agreement also provides that, in the event that Victory Capital implements any advisory fee waiver, advisory fee reduction, or expense limitation in respect of the Victory Global Natural Resources Fund (a “Fee Modification”) for any period, the sub-advisory fee, as set forth above, shall be reduced for any such period by (i) the dollar value of such Fee Modification multiplied by (ii) the proportion that (A) the sub-advisory fee bears to (B) the advisory fee (absent such Fee Modification).

Management, Administrative, and Accounting Fees.

Management Fees.  The Funds pay the Adviser fees as compensation for the services provided by it under the Advisory Agreement. The amount of these management fees is accrued daily and payable monthly (or more frequently) at fixed annual rates based on the average daily net assets of each.  Because the Funds are new and have not yet commenced operations, no management fees have been paid as of the date of this SAI. Management fees paid to RS Investments by the Predecessor Funds for the last three years (or shorter period as applicable) is shown in the table below.

63

Predecessor Fund	Management Fees(1),(2)		Fee Waivers/Reimbursement Of Expenses(3)
RS Focused Opportunity Fund
Period from 3/2/15 to 12/31/15	$	[•]	$	[•]

RS Focused Growth Opportunity Fund
Period from 3/2/15 to 12/31/15	$	[•]	$	[•]

RS Partners Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Value Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Large Cap Alpha Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Investors Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Global Natural Resources Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Small Cap Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Select Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Mid Cap Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Technology Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

64

RS Small Cap Equity Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS International Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Global Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Emerging Markets Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Emerging Markets Small Cap Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 2/1/14 to 12/31/14(4)	$	[•]	$	[•]

RS China Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Investment Quality Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Low Duration Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS High Yield Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Tax-Exempt Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS High Income Municipal Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Floating Rate Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]

65

Year ended 12/31/13	$	[•]	$	[•]

RS Strategic Income Fund
Year ended 12/31/15	$	[•]	$	[•]
Year ended 12/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

(1)       After giving effect to any reimbursement or waiver by RS Investments.

(2)       RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund did not commence operations until March 2, 2015.

(3)       Includes amount of management fees waived or reimbursed by RS Investments pursuant to expense limitations in effect during the period, plus the amount of any other expenses for which RS Investments reimbursed the Predecessor Fund or which RS Investments bore on behalf of the Predecessor Fund. For certain Predecessor Funds, RS Investments was reimbursed by GIS for a portion of the management fees it waived.

(4)       RS Emerging Markets Small Cap Fund commenced operations on February 1, 2014.

Administrative Services. State Street Bank and Trust Company (“State Street”) is expected to provide certain administrative services, including treasury, fund accounting, Blue Sky, and tax related services, to each of the Funds pursuant to an administration agreement.  State Street has provided such services to the Predecessor Funds pursuant to an administration agreement dated May 1, 2007, between State Street and each of the Predecessor Funds, as amended from time to time. For its services under the agreement, State Street will receive fees from the Funds based on a written fee schedule as may be agreed to from time to time between State Street and the Funds.

State Street will also receive fees from each Fund for Blue Sky services and reimbursement for certain out-of-pocket expenses. The administration agreement is expected to remain in effect with respect to a Fund unless terminated by either State Street or the Fund on sixty (60) days’ prior written notice to the other party.

The table below states the total dollar amount in fees paid by the Predecessor Funds to State Street under the administration agreement for the last three fiscal years.

Predecessor Fund(1)	Fees Paid Fiscal Year Ended 12/31/15		Fees Paid Fiscal Year Ended 12/31/14		Fees Paid Fiscal Year Ended 12/31/13
RS Focused Opportunity Fund	$	[•]	N/A		N/A
RS Focused Growth Opportunity Fund	$	[•]	N/A		N/A
RS Partners Fund	$	[•]	$	[•]	$	[•]
RS Value Fund	$	[•]	$	[•]	$	[•]
RS Large Cap Alpha Fund	$	[•]	$	[•]	$	[•]
RS Investors Fund	$	[•]	$	[•]	$	[•]
RS Global Natural Resources Fund	$	[•]	$	[•]	$	[•]
RS Small Cap Growth Fund	$	[•]	$	[•]	$	[•]
RS Select Growth Fund	$	[•]	$	[•]	$	[•]
RS Mid Cap Growth Fund	$	[•]	$	[•]	$	[•]
RS Growth Fund	$	[•]	$	[•]	$	[•]
RS Technology Fund	$	[•]	$	[•]	$	[•]
RS Small Cap Equity Fund	$	[•]	$	[•]	$	[•]
RS International Fund	$	[•]	$	[•]	$	[•]
RS Global Fund	$	[•]	$	[•]	$	[•]
RS Emerging Markets Fund	$	[•]	$	[•]	$	[•]
RS Emerging Markets Small Cap Fund(2)	$	[•]	$	[•]	$	[•]
RS China Fund	$	[•]	$	[•]	$	[•]
RS Investment Quality Bond Fund	$	[•]	$	[•]	$	[•]
RS Low Duration Bond Fund	$	[•]	$	[•]	$	[•]
RS High Yield Fund	$	[•]	$	[•]	$	[•]
RS Tax-Exempt Fund	$	[•]	$	[•]	$	[•]
RS High Income Municipal Bond Fund	$	[•]	$	[•]	$	[•]
RS Floating Rate Fund	$	[•]	$	[•]	$	[•]
RS Strategic Income Fund	$	[•]	$	[•]	$	[•]

66

(1)       RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund did not commence operations until March 2, 2015.

(2)       RS Emerging Markets Small Cap Fund commenced operations on February 1, 2014.

Portfolio Managers.

This section includes information about the Funds’ portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December [•], 2015.

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Name	Number of Accounts(1)	Total Assets (in Thousands)		Number of Accounts	Total Assets (in Thousands)		Number of Accounts	Total Assets (in Thousands)
Michael Ade	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Stephen J. Bishop	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
John Blaney	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Kevin Booth	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Rick Brandt	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Melissa Chadwick-Dunn	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Tony Chu	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Christopher W. Clark	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Richard A. Consul	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Robert J. Crimmins Jr.	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
MacKenzie B. Davis	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Maria Freund	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
S. Brad Fush	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
John Gargana	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Edward D. Goard	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Douglas J. Gaylor	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Paul Gillin	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Paul Hamilos	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Robert J. Harris	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Paul Jablansky	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
James R. Kelts	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
U-Wen Kok	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Daniel Lang	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Peter Luo	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Joseph M. Mainelli	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
David J. Marmon	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Gregory D. Oviatt	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Byron E. Penstock	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Michael Reynal	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Kenneth L. Settles Jr.	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
D. Scott Tracy	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]
Demetrios Tsaparas	[•]	$	[•]	[•]	$	[•]	[•]	$	[•]

(1)       Includes all Predecessor Funds of the Trust and those series of the Victory Variable Insurance Funds managed by the identified portfolio manager.

67

Conflicts of Interest.

Victory Capital

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds.  A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee.  A portfolio manager also may make personal investments in accounts they manage or support. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues.  The Funds and the Adviser have policies and procedures in place, including the Adviser’s internal review process and oversight by the Board of Trustees, that are intended to mitigate those conflicts.

Park Avenue

Portfolio managers for the Park Avenue Sub-Advised Funds typically manage other portfolios with investment objectives and strategies that are similar to those of the Park Avenue Sub-Advised Funds; however, specific security selection typically differs among portfolios based on investment objectives and duration requirements. In general, the other portfolios are managed using the same investment tools and resources that are used in connection with the management of the Park Avenue Sub-Advised Funds. Accordingly, portfolio managers often make investment decisions and place trades for other accounts, such as the Guardian Assets, that are similar to those made for the Funds due to the similarities in their investment objectives and strategies. On the other hand, portfolio managers may purchase or sell securities for one portfolio and not another, as appropriate, or may place transactions on behalf of the Guardian Assets that are directly or indirectly contrary to investment decisions made on behalf of a Fund. These decisions can be driven by differences in investment objectives or in the duration of benchmarks used for the Guardian Assets and the Funds. Depending on market conditions, any of these actions could have a positive or adverse impact on a Park Avenue Sub-Advised Fund.

Because the Park Avenue Sub-Advised Funds’ portfolio managers manage assets for other accounts, the potential exists that a portfolio manager could have an incentive to devote an unequal amount of time and attention to the management of a Park Avenue Sub-Advised Fund as compared to the time and attention the manager spends on other accounts. Park Avenue could also be perceived as having a conflict of interest if Park Avenue or any of its affiliates has an investment in an account that is materially larger than its investment in a Park Avenue Sub-Advised Fund. To address these and other potential conflicts of interest, Park Avenue has adopted trade allocation policies and procedures, which provide for fair treatment including procedures for allocation of initial public offerings, and has monitoring procedures for compliance with each Park Avenue Sub-Advised Fund’s investment policies and with the Code of Ethics of the Funds and Park Avenue. In addition, Park Avenue periodically reviews each portfolio manager’s overall responsibilities to evaluate whether the manager has adequate resources to effectively manage multiple portfolios in a manner that treats all clients fairly.

SailingStone

Portfolio managers for the Victory Global Natural Resources Fund may manage multiple portfolios for multiple clients. These accounts may include other mutual funds and accounts managed for other institutions and individuals. Whenever a portfolio manager manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Victory Global Natural Resources Fund and the investment strategies of the other accounts and potential conflicts in the allocation of time spent managing any one account and of investment opportunities between the Victory Global Natural Resources Fund and such other accounts. SailingStone, for their clients, may take a conflicting position in a security in which SailingStone has invested client assets. For example, SailingStone, on behalf of its clients, may sell a security that a client of SailingStone continues to hold, or may buy a security that SailingStone has sold for a client.

SailingStone is not obligated to acquire for any account any security that SailingStone and its related persons may acquire for their own accounts or for the account of any other client. In addition, SailingStone may give advice and take action with respect to any of its clients that differs from or conflicts with advice given, or the timing or nature of action taken, with respect to any other client. For example, SailingStone may take actions for one client that differ from the actions it takes for another client because of differences in the clients’ objectives, interests, and timeframe

68

for investment. As a result, SailingStone may, in its discretion, cause one account that it manages to hold a security after SailingStone has caused another similarly managed account to sell the same security; or SailingStone may, in its discretion, cause one account that it manages to buy a security before SailingStone causes another similarly managed account to buy the same security. In either case, the difference in the time of sale or purchase may result in less favorable investment performance for one of the accounts. Actions taken by SailingStone for one client may disadvantage another client.

SailingStone seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Victory Global Natural Resources Fund and other accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts. SailingStone and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair in the specific case or over time to all of their clients. SailingStone may give advice and take action with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is SailingStone’s policy, to the extent practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts.

It is SailingStone’s policy that, when the amount of securities of a particular issuer available to SailingStone’s client accounts in an initial public offering is insufficient to meet the requirements of each account that will purchase securities in the initial public offering, SailingStone generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also SailingStone’s policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in SailingStone’s reasonable judgment, such aggregation is reasonably likely to result generally in reduced market impact and/or lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be affected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, with the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts or if the client paid the actual (as opposed to average) transaction price for its purchase/sale. RS Global Natural Resources Fund may have lower investment returns than other accounts managed by SailingStone with substantially similar investment objectives and strategies.

Fund Ownership.

As of December 31, 2015, the portfolio managers of the Funds owned equity securities of the Predecessor Funds in the amount indicated in the table below.

Name of Portfolio Manager	Dollar Range of Equity Securities in Predecessor Fund	Aggregate Dollar Range of Equity Securities in All Predecessor Funds in the RS Funds Complex*
Michael Ade	[•]	[•]
Stephen J. Bishop	[•]	[•]
John Blaney	[•]	[•]
Kevin Booth	[•]	[•]
Rick Brandt	[•]	[•]
Melissa Chadwick-Dunn	[•]	[•]
Tony Chu	[•]	[•]
Christopher W. Clark	[•]	[•]
Richard A. Consul	[•]	[•]
Robert J. Crimmins Jr.	[•]	[•]
MacKenzie B. Davis	[•]	[•]
Maria Freund	[•]	[•]
S. Brad Fush	[•]	[•]
Maria Freund	[•]	[•]
John Gargana	[•]	[•]
Douglas J. Gaylor	[•]	[•]
Paul Gillin	[•]	[•]
Edward D. Goard	[•]	[•]
Paul Hamilos	[•]	[•]
Robert J. Harris	[•]	[•]
Paul Jablansky	[•]	[•]
U-Wen Kok	[•]	[•]
James R. Kelts	[•]	[•]
Daniel Lang	[•]	[•]
Peter Luo	[•]	[•]
Joseph M. Mainelli	[•]	[•]
David J. Marmon	[•]	[•]
Gregory D. Oviatt	[•]	[•]
Byron E. Penstock	[•]	[•]
Michael Reynal	[•]	[•]
Kenneth L. Settles Jr.	[•]	[•]
D. Scott Tracy	[•]	[•]
Demetrios Tsaparas	[•]	[•]

69

*The RS Funds Complex consists of the funds of the RS Investment Trust and RS Variable Products Trust.

Portfolio Manager Compensation

Victory Capital

Victory Capital has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of Victory Capital’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help Victory Capital attract and retain high-quality investment professionals, and (3) contribute to Victory Capital’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which Victory Capital receives a performance fee) (together, “Accounts”).  A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. Victory Capital monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

Each of the Victory Capital investment franchises may earn incentive compensation based on a percentage of Victory Capital’s revenue attributable to fees paid by Accounts managed by the team.  The chief investment officer of each team, in coordination with Victory Capital, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style.  Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to Victory Capital’s philosophy and values, such as leadership, risk management and teamwork.  The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s).  The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

Victory Capital’s portfolio managers may participate in the equity ownership plan of Victory Capital’s parent company.  There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm.  Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

Park Avenue

The compensation paid to portfolio managers is comprised of both base salary and incentive compensation. The base salary is generally a fixed amount based on the individual’s experience and expertise and is reviewed annually. The

70

purpose of the incentive compensation plan is to provide portfolio managers with incentive awards that are tied directly to the performance of the mutual funds and portfolios for which they are responsible. The incentive component can be a significant portion of their total compensation. For the mutual funds, the incentive compensation rewards favorable performance of the mutual funds relative to peers and positive excess return versus appropriate benchmark indices. For the other portfolios, the incentive compensation rewards favorable performance relative to customized benchmark indices.

The mutual fund performance criteria are generally tied to both a peer component and index component. The peer component is based on a Park Avenue Sub-Advised Fund’s performance relative to the appropriate peer group in the universe of mutual funds as determined by Lipper, Inc., an independent mutual fund rating and ranking organization. Incentive compensation takes into account performance measured over rolling one- and three-year periods, with a phase-in period. The index component is based on whether the Fund’s performance exceeds the performance of its benchmark index (for example, the Victory High Yield Fund’s performance is measured against the performance of the Barclays U.S. Corporate High Yield Index). The incentive compensation calculation for a given portfolio manager is based on appropriate weightings that reflect that manager’s roles and responsibilities with respect to management of the mutual funds and other portfolios. Although under normal circumstances the Guardian Assets substantially exceed those of the Park Avenue Sub-Advised Funds, for purposes of the calculation, management of the Funds accounts for approximately 50% of a manager’s incentive compensation. In determining the actual incentive award to an individual portfolio manager, senior management may increase or decrease the award in its discretion based on the manager’s contribution to performance and other factors.

SailingStone

The total compensation package paid by SailingStone to portfolio managers encourages all professionals to contribute toward the long-term success of SailingStone. All members of the investment team at SailingStone are partners, and all partners will have the same base salary.

In addition to base salary, portfolio managers will have the opportunity to earn into a bonus pool, can earn further equity, and are provided with a competitive benefits package. The annual bonus pool will be determined by the overall success of the business and will be calculated as a percentage of revenues. Individual awards will be determined based on accuracy of forecasts of company specific NAV, breadth of coverage across respective commodity segments, relative returns of individual positions versus industry peers in periods of negative performance, absolute returns of the portfolio, and total profits and losses for the business. Equity grants are earned over a long, multi-year time frame and reflect long-term value creation for the overall franchise.

Code of Ethics

Each of the Trust, the Adviser, Park Avenue, SailingStone and the Distributor has adopted a Code of Ethics. The Adviser’s Code of Ethics applies to all of the Adviser’s directors and officers and employees with investment advisory duties (“Access Personnel”) and all of the Adviser’s directors, officers and employees (“Supervised Personnel”). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by a Fund. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

Proxy Voting Policies and Procedures

In accordance with the 1940 Act, the Trust has adopted policies and procedures for voting proxies related to equity securities that the Funds hold (the “Proxy Voting Policy”). The Trust’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Fund, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds’ proxy voting records and the Proxy Voting Policy. The Proxy Voting Policy delegates to the Adviser the obligation to vote the Funds’ proxies in the best interests of the Funds and their shareholders, subject to oversight by the Board.

71

The Board of Trustees has authorized Victory Capital to delegate proxy voting authority with respect to a Fund to that Fund’s sub-adviser. Pursuant to such delegations, each of Park Avenue and Sailing Stone is authorized to vote proxies on behalf of the applicable Fund or Funds for which it serves as investment adviser or sub-adviser, in accordance with the proxy voting policies and procedures of each such adviser.

Victory Capital

To assist the Adviser in making proxy-voting decisions, the Adviser has adopted a Proxy Voting Policy (“Policy”) that establishes voting guidelines (“Proxy Voting Guidelines”) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Adviser’s Proxy Committee (“Proxy Committee”) and revised when the Committee determines that a change is appropriate. The Board annually reviews the Trust’s Proxy Voting Policy and the Adviser’s Policy and determines whether amendments are necessary or advisable.

Voting under the Adviser’s Policy may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee. The Adviser delegates to Institutional Shareholder Services (“ISS”), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Adviser’s Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Adviser.

The Adviser votes proxies in the best interests of the Funds and their shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Adviser’s Proxy Committee determines how proxies are voted by following established guidelines, which are intended to assist in voting proxies and are not considered rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board or the Funds’ Proxy Voting Policy. In such cases, the Adviser may consider, among other things:

•                  the effect of the proposal on the underlying value of the securities

•                  the effect on marketability of the securities

•                  the effect of the proposal on future prospects of the issuer

•                  the composition and effectiveness of the issuer’s board of directors

•                  the issuer’s corporate governance practices

•                  the quality of communications from the issuer to its shareholders

The Adviser may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between the Adviser’s interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Adviser will seek the opinion of the Adviser’s Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Adviser reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

The Funds’ Proxy Voting Policy provides that the Funds, in accordance with SEC rules, annually will disclose on Form N-PX the Funds’ proxy voting record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is updated each year by August 31st and is available without charge, upon request, by calling toll free 1-800-766-3863 or by accessing the SEC’s website at www.sec.gov.

72

Park Avenue and SailingStone

Summaries of the proxy voting policies and procedures for each of Park Avenue and SailingStone are included in Appendix B.

Portfolio Transactions

Fixed Income Trading. Fixed income and convertible securities are bought and sold through broker-dealers acting on a principal basis. These trades are not charged a commission, but rather are marked up or marked down by the executing broker-dealer. The Adviser does not know the actual value of the markup/markdown. However, the Adviser attempts to ascertain whether the overall price of a security is reasonable through the use of competitive bids.

Orders to buy or sell convertible securities and fixed income securities are placed on a competitive basis with a reasonable attempt made to obtain three competitive bids or offers. Exceptions are: (1) where the bid/ask spread is 5 basis points or less, provided the order is actually filled at the bid or better for sales and at the ask or better for purchases; (2) securities for which there are only one or two market makers; (3) block purchases considered relatively large; (4) swaps, a simultaneous sale of one security and purchase of another in substantially equal amounts for the same account, intended to take advantage of an aberration in a spread relationship, realize losses, etc.; and (5) purchases and/or sales of fixed income securities for which, typically, more than one offering of the same issue is unobtainable; subject to a judgment by the trader that the bid is competitive.

All Other Markets. Subject to the consideration of obtaining best execution, the Adviser may use brokerage commissions generated from client transactions may be used to obtain services and/or research from broker-dealers to assist in the Adviser’s investment management decision-making process. These services and research are in addition to and do not replace the services and research that the Adviser is required to perform and do not reduce the investment advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

Brokerage commissions may never be used to compensate a third party for client referrals unless the client has directed such an arrangement. In addition, brokerage commissions may never be used to obtain research and/or services for the benefit of any employee or non-client entity.

It is the policy of the Adviser to obtain the “best execution” of its clients’ securities transactions. The Adviser strives to execute each client’s securities transactions in such a manner that the client’s total costs or proceeds in each transaction are the most favorable under the circumstances. Commission rates paid on securities transactions for client accounts must reflect comparative market rates.

In addition, the Adviser will consider the full range and quality of a broker’s services in placing brokerage including, but not limited to, the value of research provided, execution capability, commission rate, willingness and ability to commit capital and responsiveness. The lowest possible commission cost alone does not determine broker selection. The transaction that represents the best quality execution for a client account will be executed. Commission ranges and the actual commission paid for trades of listed stocks and over-the-counter stocks may vary depending on, but not limited to, the liquidity and volatility of the stock and services provided to the Adviser by the broker.

The Adviser will make a good faith determination that the commissions paid are reasonable in relationship to the value of the services received. The continuous review of commissions is the responsibility of the head of equity trading. Quarterly, the Adviser’s research analysts and portfolio managers will participate in a broker vote. The Adviser’s Equity Trading Desk will utilize the vote results during the broker selection process. Some brokers executing trades for the Adviser’s clients may, from time to time, receive liquidity rebates in connection with the routing of trades to Electronic Communications Networks. Since the Adviser is not a broker, however, it is ineligible to receive such rebates and does not obtain direct benefits for its clients from this broker practice.

73

Investment decisions for each Fund are made independently from those made for the other Funds or any other investment company or account managed by the Adviser. Such other investment companies or accounts may also invest in the same securities and may follow similar investment strategies as the Funds. The Adviser may combine transaction orders (“bunching” or “blocking” trades) for more than one client account where such action appears to be equitable and potentially advantageous for each account (e.g., for the purpose of reducing brokerage commissions or obtaining a more favorable transaction price.) The Adviser will aggregate transaction orders only if it believes that the aggregation is consistent with its duty to seek best execution for its clients and is consistent with the terms of investment advisory agreements with each client for whom trades are being aggregated. Both equity and fixed-income securities may be aggregated. When making such a combination of transaction orders for a new issue or secondary market trade in an equity security, the Adviser adheres to the following objectives:

•                      Fairness to clients both in the participation of execution of orders for their account, and in the allocation of orders for the accounts of more than one client.

•                      Allocation of all orders in a timely and efficient manner.

In some cases, “bunching” or “blocking” trades may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades.

The aggregation of transactions for advisory accounts and proprietary accounts (including partnerships and other accounts in which the Adviser or its associated persons are partners or participants, and managed employee accounts) is permissible. No proprietary account may be favored over any other participating account and such practice must be consistent with the Adviser’s Code of Ethics.

Equity trade orders are executed based only on trade instructions received from portfolio managers by the trading desk. Portfolio managers may enter trades to meet the full target allocation immediately or may meet the allocation through moves in incremental blocks. Orders are processed on a “first-come, first-served” basis. At times, a rotation system may determine “first-come, first-served” treatment when the equity trading desk receives the same order for multiple accounts simultaneously. The Adviser will utilize a rotation whereby the Funds, even if aggregated with other orders, are in the first block(s) to trade within the rotation. To aggregate orders, the equity trading desk must determine that all accounts in the order will benefit. Any new trade that can be blocked with an existing open order may be added to the open order to form a larger block. The Adviser receives no additional compensation or remuneration of any kind as a result of the aggregation of trades. All accounts participating in a block execution receive the same execution price, an average share price, for securities purchased or sold on a trading day. Execution prices may not be carried overnight. Any portion of an order that remains unfilled at the end of a given day shall be rewritten (absent contrary instructions) on the following day as a new order. Accounts with trades executed the next day will receive a new daily average price to be determined at the end of the following day.

If the order is filled in its entirety, securities purchased in the aggregate transaction will be allocated among accounts participating in the trade in accordance with an Allocation Statement prepared at the time of order entry. If the order is partially filled, the securities will be allocated pro rata based on the Allocation Statement. Portfolio managers may allocate executed trades in a different manner than indicated on the Allocation Statement (e.g., non-pro rata) only if all client accounts receive fair and equitable treatment.

In some instances, it may not be practical to complete the Allocation Statement prior to the placement of the order. In that case, the trading desk will complete the Allocation Statement as soon as practicable, but no later than the end of the same business day on which the securities have been allocated to the trading desk by the broker.

Where the full amount of a block execution is not executed, the partial amount actually executed will be allocated on a pro rata basis whenever possible. The following execution methods maybe used in place of a pro rata procedure: relative size allocations, security position weighting, priority for specialized accounts, or a special allocation based on compliance approval.

74

After the proper allocation has been completed, excess shares must be sold in the secondary market, and may not be reallocated to another managed account.

In making investment decisions for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Adviser, its parents, subsidiaries or affiliates, and, in dealing with their commercial customers, the Adviser, its parents, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

For the three fiscal years ended December 31, the following table shows the information on brokerage commissions paid by the Predecessor Funds

Fund	Fiscal Year Ended 12/31/15		Fiscal Year Ended 12/31/14		Fiscal Year Ended 12/31/13
RS Focused Opportunity Fund(1)	$	[•]	$	[•]	$	[•]
RS Focused Growth Opportunity Fund(1)	$	[•]	$	[•]	$	[•]
RS Partners Fund	$	[•]	$	[•]	$	[•]
RS Value Fund	$	[•]	$	[•]	$	[•]
RS Large Cap Alpha Fund	$	[•]	$	[•]	$	[•]
RS Investors Fund	$	[•]	$	[•]	$	[•]
RS Global Natural Resources Fund	$	[•]	$	[•]	$	[•]
RS Small Cap Growth Fund	$	[•]	$	[•]	$	[•]
RS Select Growth Fund	$	[•]	$	[•]	$	[•]
RS Mid Cap Growth Fund	$	[•]	$	[•]	$	[•]
RS Growth Fund	$	[•]	$	[•]	$	[•]
RS Technology Fund	$	[•]	$	[•]	$	[•]
RS Small Cap Equity Fund	$	[•]	$	[•]	$	[•]
RS International Fund	$	[•]	$	[•]	$	[•]
RS Global Fund	$	[•]	$	[•]	$	[•]
RS Emerging Markets Fund	$	[•]	$	[•]	$	[•]
RS Emerging Markets Small Cap Fund(2)	$	[•]	$	[•]	$	[•]
RS China Fund	$	[•]	$	[•]	$	[•]
RS Investment Quality Bond Fund	$	[•]	$	[•]	$	[•]
RS Low Duration Bond Fund	$	[•]	$	[•]	$	[•]
RS High Yield Fund	$	[•]	$	[•]	$	[•]
RS Tax-Exempt Fund	$	[•]	$	[•]	$	[•]
RS High Income Municipal Bond Fund	$	[•]	$	[•]	$	[•]
RS Floating Rate Fund	$	[•]	$	[•]	$	[•]
RS Strategic Income Fund	$	[•]	$	[•]	$	[•]

(1)       RS Focused Opportunity Fund and RS Growth Opportunity Fund not commenced operations on March 2, 2015.

(2)       RS Emerging Markets Small Cap Fund commenced operations on February 1, 2014.

Affiliated Brokerage. The Board has authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Board has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be “reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time.”

[No payments were made to any affiliated brokers during the fiscal year ended December 30, 2015.]

Allocation of Brokerage in Connection with Research Services. Of the amounts shown in the preceding table for the fiscal year ended December 31, 2015, the following table provides the amounts of such brokerage commissions paid by the Predecessor Funds to brokers who provided research services or other services to RS Investments or the

75

Predecessor Funds’ distributor and the total dollar amounts of the transactions pursuant to which such brokerage commissions were paid.

Fund(1)	Brokerage Commissions Paid		Total Dollar Amount of Such Transactions
RS Focused Opportunity Fund	$	[•]	$	[•]
RS Focused Growth Opportunity Fund	$	[•]	$	[•]
RS Partners Fund	$	[•]	$	[•]
RS Value Fund	$	[•]	$	[•]
RS Large Cap Alpha Fund	$	[•]	$	[•]
RS Investors Fund	$	[•]	$	[•]
RS Global Natural Resources Fund	$	[•]	$	[•]
RS Small Cap Growth Fund	$	[•]	$	[•]
RS Select Growth Fund	$	[•]	$	[•]
RS Mid Cap Growth Fund	$	[•]	$	[•]
RS Growth Fund	$	[•]	$	[•]
RS Technology Fund	$	[•]	$	[•]
RS Small Cap Equity Fund	$	[•]	$	[•]
RS International Fund	$	[•]	$	[•]
RS Global Fund	$	[•]	$	[•]
RS Emerging Markets Fund	$	[•]	$	[•]
RS Emerging Markets Small Cap Fund	$	[•]	$	[•]
RS China Fund	$	[•]	$	[•]
RS Investment Quality Bond Fund	$	[•]	$	[•]
RS Low Duration Bond Fund	$	[•]	$	[•]
RS High Yield Fund	$	[•]	$	[•]
RS Tax-Exempt Fund	$	[•]	$	[•]
RS High Income Municipal Bond Fund	$	[•]	$	[•]
RS Floating Rate Fund	$	[•]	$	[•]
RS Strategic Income Fund	$	[•]	$	[•]
RS Low Duration Bond Fund	$	[•]	$	[•]
RS High Yield Fund	$	[•]	$	[•]

(1)       RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund did not commence operations until March 2, 2015.

Securities of Regular Brokers or Dealers. The following table lists each Predecessor Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended December 31, 2015, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of December 31, 2015:

Fund	Broker or Dealer	Value as of December 31, 2015
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]
[•]	[•]	$	[•]

76

Portfolio Turnover.

The portfolio turnover rates stated in each Prospectus are calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. For the two fiscal years ended December 31, 2015 and 2014, the Predecessor Funds’ portfolio turnover rates were as shown in the following table.

Fund	2015		2014
RS Focused Opportunity Fund	[•]	%	[•]	%
RS Focused Growth Opportunity Fund	[•]	%	[•]	%
RS Partners Fund	[•]	%	[•]	%
RS Value Fund	[•]	%	[•]	%
RS Large Cap Alpha Fund	[•]	%	[•]	%
RS Investors Fund	[•]	%	[•]	%
RS Global Natural Resources Fund	[•]	%	[•]	%
RS Small Cap Growth Fund	[•]	%	[•]	%
RS Select Growth Fund	[•]	%	[•]	%
RS Mid Cap Growth Fund	[•]	%	[•]	%
RS Growth Fund	[•]	%	[•]	%
RS Technology Fund	[•]	%	[•]	%
RS Small Cap Equity Fund	[•]	%	[•]	%
RS International Fund	[•]	%	[•]	%
RS Global Fund	[•]	%	[•]	%
RS Emerging Markets Fund	[•]	%	[•]	%
RS Emerging Markets Small Cap Fund	[•]	%	[•]	%
RS China Fund	[•]	%	[•]	%
RS Investment Quality Bond Fund	[•]	%	[•]	%
RS Low Duration Bond Fund	[•]	%	[•]	%
RS High Yield Fund	[•]	%	[•]	%
RS Tax-Exempt Fund	[•]	%	[•]	%
RS High Income Municipal Bond Fund	[•]	%	[•]	%
RS Floating Rate Fund	[•]	%	[•]	%
RS Strategic Income Fund	[•]	%	[•]	%
RS Low Duration Bond Fund	[•]	%	[•]	%
RS High Yield Fund	[•]	%	[•]	%

Disclosure of Portfolio Holdings.

The Board has adopted policies with respect to the disclosure of each Fund’s portfolio holdings by the Fund, the Adviser, or their affiliates. These policies provide that each Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public.

Certain limited exceptions are described below. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of a Fund, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

77

The Trust’s Chief Compliance Officer is responsible for monitoring each Fund’s compliance with these policies and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Public Disclosure.

The Funds disclose their complete portfolio holdings in its annual and semiannual reports to shareholders, which are sent to shareholders no later than 60 days after the relevant fiscal period (June 30th and December 31st, respectively) and are available on the Fund’s website, [•]. The Funds also file their complete portfolio holdings as of the end of their first and third fiscal quarters (March 30th and June 30th, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

In addition, the Funds may disclose their complete portfolio holdings and other information relating to its portfolio holdings (e.g., top ten holdings) on the Funds’ website as disclosed in the Prospectus.

Non-Public Disclosures.

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and a Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Board and/or the Trust’s executive officers, a Fund periodically discloses non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from a Fund. In none of these arrangements does a Fund or any “affiliated person” of the Adviser or Distributor receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	Victory Capital Management Inc.	Daily.
Distributor	Victory Capital Advisers, Inc.	Daily.
Custodian	State Street Bank and Trust Company	Daily.
Fund Accountant	State Street Bank and Trust Company	Daily.

78

Financial Data Service	FactSet Research Systems, Inc.
Independent Registered Public Accounting Firm

Annual Reporting Period: within 15 business days of end of reporting period. Semiannual Reporting Period: within 31 business days of end of reporting period. Rule 17f-2 Audit: twice annually without prior notice to the Funds.

Printer for Financial Reports	Merrill Corporation	Up to 30 days before distribution to shareholders.
Legal Counsel, for EDGAR filings on Forms N-CSR and Form N-Q	Morrison & Foerster LLP	Up to 30 days before filing with the SEC.
Ratings Agency	Thompson Financial/Vestek	Monthly, within 5 days after the end of the previous month.
Ratings Agency	Lipper/Merrill Lynch	Monthly, within 6 days after the end of the previous month.
Ratings Agency	Lipper/general subscribers	Monthly, 30 days after the end of the previous month.
Ratings Agency	Morningstar	Quarterly, 5 business days after the end of the previous quarter.
Financial Data Service	Bloomberg L.P.	Quarterly, 5 business days after the end of the previous quarter.

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to a Fund.

There is no guarantee that a Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

Distributor.

Victory Capital Advisers, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn OH 44144, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated August 1, 2013, as amended (the “Distribution Agreement”), approved with respect to the Funds on February [•], 2016. The Distributor is an affiliate of the Adviser. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

Because the Funds had not commenced operations prior to the date of this SAI, no fees have been paid with respect to the Funds pursuant to the Distribution Agreement.

79

Rule 12b-1 Distribution and Service Plans.

Class A Rule 12b-1 Plan. The Trust has adopted a Rule 12b-1 Plan, pursuant to which Class A shares of (1) each of the Funds pay the Distributor a distribution and service fee of up to 0.25%. Under this Rule 12b-1 Plan, the Distributor may use Rule 12b-1 fees for: (a) costs of printing and distributing each such Fund’s prospectus, SAI and reports to prospective investors in these Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to these Funds; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of each such Fund’s Class A shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Funds, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Funds’ transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the contingent deferred sales charges (“CDSCs”) received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Funds’ Class A shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of such shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The Class A Rule 12b-1 Plan specifically recognizes that either the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of Class A shares of these Funds. In addition, this Rule 12b-1 Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling these Funds’ Class A shares, or to third parties, including banks, that render shareholder support services.

Class C Rule 12b-1 Plan. The Trust has adopted a Rule 12b-1 Plan, pursuant to which Class C shares of each of the Funds, with the exception of the Victory RS Partners Fund, pay the Distributor a distribution and service fee of 1.00%. The Distributor may use Rule 12b-1 fees to pay for activities primarily intended to result in the sale of Class C shares, including but not limited to: (i) costs of printing and distributing a Fund’s prospectus, SAI and reports to prospective investors in the Fund; (ii) costs involved in preparing, printing and distributing sales literature pertaining to a Fund; and (iii) payments to salesmen and selling dealers at the time of the sale of shares, if applicable, and continuing fees to each such salesman and selling dealers, which fee shall begin to accrue immediately after the sale of such shares. Fees may also be used to pay persons, including but not limited to the Funds’ transfer agent, any sub-transfer agents, or any administrators, for providing services to the Funds and their Class C shareholders, including but not limited to: (i) maintaining shareholder accounts; (ii) answering routine inquiries regarding a Fund; (iii) processing shareholder transactions; and (iv) providing any other shareholder services not otherwise provided by a Fund’s transfer agent. In addition, the Distributor may use the Rule 12b-1 fees paid under this Plan for an allocation of overhead and other branch office distribution-related expenses of the Distributor such as office space and equipment and telephone facilities, and for accruals for interest on the amount of the foregoing expenses that exceed the Distribution Fee and the CDSC received by the Distributor. Of the 1.00% permitted under the Plan, no more than the maximum amount permitted by the NASD Conduct Rules will be used to finance activities primarily intended to result in the sale of Class C shares.

Class R Rule 12b-1 Plan. The Trust also has adopted a Rule 12b-1 Plan, pursuant to which Class R shares of the applicable Funds pay the Distributor a distribution and service fee of up to 0.50%. Under this Rule 12b-1 Plan, the Distributor may use Rule 12b-1 fees for: (a) costs of printing and distributing each such Fund’s prospectus, SAI and reports to prospective investors in these Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to these Funds; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of each such Fund’s Class R shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Funds, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Funds’ transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Funds’ Class R shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of such shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

80

The Class R Rule 12b-1 Plan specifically recognizes that either the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of Class R shares of these Funds. In addition, this Rule 12b-1 Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling these Funds’ Class R shares, or to third parties, including banks, that render shareholder support services. To the extent that a Plan gives the Adviser or the Distributor greater flexibility in connection with the distribution of Class R shares of the Funds, additional sales of these shares may result.

Rule 12b-1 Plans. The amount of the Rule 12b-1 fees payable by any share class of a Fund under these Rule 12b-1 Plans is considered compensation and is not related directly to expenses incurred by the Distributor and no Plan obligates a Fund to reimburse the Distributor for such expenses. The fees set forth under any Rule 12b-1 Plan will be paid by each such share class of a Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to such Fund’s share class; any distribution or service expenses incurred by the Distributor on behalf of the Funds in excess of payments of the distribution fees specified above that the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of any such Fund.

The following tables reflect the payment of Rule 12b-1 fees and/or contingent deferred sales charges to the Predecessor Funds’ distributor, pursuant to Rule 12b-1 distribution plans similar to the Plans adopted by the Predecessor Funds for each respective class of shares and in effect during the periods shown.  The information reflects a Rule 12b-1 fee of 0.65% applicable to the Predecessor Funds’ Class K shares, which was reorganized into Class R shares upon the closing of the Reorganizations.  Class R shares of the Funds are subject to a Rule 12b-1 fee of 0.50%.  All such payments consisted of compensation to broker-dealers.

The following table shows amounts paid or payable by the Trust to RS Funds Distributor LLC (“RSFD”) in its capacity as principal underwriter and distributor of the Predecessor Funds’ shares under the Predecessor Funds’ 12b-1 Plan and RSFD Services Reimbursements during the periods indicated.

Predecessor Fund(1)	Payments Under the Predecessor Fund’s 12b-1 Plans(2)		RSFD Services Reimbursement
RS Focused Opportunity Fund
Period from 3/2/15 to 12/31/15	$	[•]	$	[•]

RS Focused Growth Opportunity Fund
Period from 3/2/15 to 12/31/15	$	[•]	$	[•]

RS Partners Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Value Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Large Cap Alpha Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Investors Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Global Natural Resources Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

81

RS Small Cap Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Select Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Mid Cap Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Technology Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Small Cap Equity Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS International Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Global Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Emerging Markets Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Emerging Markets Small Cap Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS China Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Investment Quality Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Low Duration Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS High Yield Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

82

RS Tax-Exempt Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS High Income Municipal Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Floating Rate Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Strategic Income Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

(1)  RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund did not commence operations until March 2, 2015.

(2)  After giving effect to any reimbursement or waiver to the Predecessor Funds by RSFD.

The following table shows amounts paid or payable by the Trust to GIS in its capacity as principal underwriter and distributor of the Predecessor Funds’ shares under the Predecessor Funds’ 12b-1 Plan and GIS Services Reimbursements during the periods indicated.(1)

Predecessor Fund(2)	Payments Under the Predecessor Fund’s 12b-1 Plans(3)		GIS Services Reimbursement
RS Partners Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Value Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Large Cap Alpha Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Investors Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Global Natural Resources Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Small Cap Growth Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Select Growth Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Mid Cap Growth Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

83

RS Growth Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Technology Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Small Cap Equity Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS International Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Global Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Emerging Markets Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Emerging Markets Small Cap Fund
Period from 2/1/14 to 5/31/14(4)	$	[•]	$	[•]

RS China Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Investment Quality Bond Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Low Duration Bond Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS High Yield Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Tax-Exempt Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS High Income Municipal Bond Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Floating Rate Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]

84

Year ended 12/31/13	$	[•]	$	[•]

RS Strategic Income Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

(1)  Prior to June 1, 2014, GIS served as the principal underwriter and distributor of the Predecessor Funds’ shares.

(2)  RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund did not commence operations until March 2, 2015.

(3)  After giving effect to any reimbursement or waiver to the Predecessor Funds by GIS.

(4)  RS Emerging Markets Small Cap Fund commenced operations on February 1, 2014.

The following table shows sales loads paid to RSFD during the periods shown.

Predecessor Fund(1)	Sales Load on Purchases(2)		Contingent Deferred Sales Loads
RS Focused Opportunity Fund
Period from 3/2/15 to 12/31/15	$	[•]	$	[•]

RS Focused Growth Opportunity Fund
Period from 3/2/15 to 12/31/15	$	[•]	$	[•]

RS Partners Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Value Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Large Cap Alpha Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Investors Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Global Natural Resources Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Small Cap Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Select Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Mid Cap Growth Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Growth Fund
Year ended 12/31/15	$	[•]	$	[•]

85

Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Technology Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Small Cap Equity Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS International Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Global Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Emerging Markets Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Emerging Markets Small Cap Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS China Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Investment Quality Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Low Duration Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS High Yield Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Tax-Exempt Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS High Income Municipal Bond Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Floating Rate Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

RS Strategic Income Fund
Year ended 12/31/15	$	[•]	$	[•]
Period from 6/1/14 to 12/31/14	$	[•]	$	[•]

86

(1)  RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund did not commence operations until March 2, 2015.

(2)  A portion of the sales loads paid to RSFD upon purchases of Class A shares was reallowed by RSFD to dealers.

The following table shows sales loads paid to GIS during the periods indicated.(1)

Predecessor Fund(2)	Sales Load on Purchases(3)		Contingent Deferred Sales Loads
RS Partners Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Value Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Large Cap Alpha Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Investors Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Global Natural Resources Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Small Cap Growth Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Select Growth Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Mid Cap Growth Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Growth Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Technology Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Small Cap Equity Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

87

RS International Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Global Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Emerging Markets Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Emerging Markets Small Cap Fund
Period from 2/1/14 to 5/31/14(4)	$	[•]	$	[•]

RS China Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Investment Quality Bond Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Low Duration Bond Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS High Yield Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Tax-Exempt Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS High Income Municipal Bond Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Floating Rate Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

RS Strategic Income Fund
Period from 1/1/14 to 5/31/14	$	[•]	$	[•]
Year ended 12/31/13	$	[•]	$	[•]

(1)  Prior to June 1, 2014, GIS served as the principal underwriter and distributor of the Predecessor Funds’ shares.

(2)  RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund did not commence operations until March 2, 2015.

(3)  A portion of the sales loads paid to GIS upon purchases of Predecessor Funds’ Class A shares was reallowed by GIS to dealers.

(4)  RS Emerging Markets Small Cap Fund commenced operations on February 1, 2014.

[No other commissions and compensation were paid by any of the Predecessor Funds to the Predecessor Funds’ distributor during the fiscal year ended December 31, 2015.]

88

The Funds have been informed by RSFD, the Predecessor Funds’ distributor, that for the year ended December 31, 2015, the following expenditures were made using the 12b-1 Plan fees received by the Predecessor Funds’ distributor with respect to the Predecessor Funds:

Predecessor Fund(1)	Advertising		Prospectus and marketing materials printing & mailing(2)		Compensation to underwriters		Compensation paid to firms		Compensation to sales personnel		Other expenses (facilities, professional expenses, and other)		Excess expenses incurred by RSFD and RS Investments(3)
RS Focused Opportunity Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Focused Growth Opportunity Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Partners Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Value Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Large Cap Alpha Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Investors Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Global Natural Resources Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Small Cap Growth Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Select Growth Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Mid Cap Growth Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Growth Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Technology Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Small Cap Equity Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS International Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Global Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Emerging Markets Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Emerging Markets Small Cap Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS China Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Investment Quality Bond Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Low Duration Bond Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS High Yield Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Tax-Exempt Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS High Income Municipal Bond Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Floating Rate Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]
RS Strategic Income Fund	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]	$	[•]

(1)	RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund did not commence operations until March 2, 2015.
(2)	Printing and mailing of prospectuses to other than current Predecessor Fund shareholders.
(3)	Amount by which expenses incurred by Predecessor Funds’ distributor and the Predecessor Funds’ adviser relating to distribution exceeded Rule 12b-1 fees and contingent deferred sales charges paid.

Custodian, Fund Accountant and Administrator.

State Street Bank and Trust Company, 200 Newport Avenue, Quincy, Massachusetts 02171, serves as the Funds’ custodian, fund accountant and administrator (the “Custodian”).  State Street Bank and Trust Company served as the Custodian of the Predecessor Funds.

The Custodian and subcustodians hold the securities in the Funds’ portfolios and other assets for safekeeping. The Transfer Agent and the Custodian do not participate in making investment decisions for the Funds.

Transfer Agent.

Boston Financial Data Services, at P.O. Box 219717, Kansas City, MO 64121, serves as the Funds’ transfer agent and dividend-paying agent (“Transfer Agent”).  Boston Financial Data Services served as the Transfer Agent of the Predecessor Funds.

89

Legal Counsel.

Morrison & Foerster LLP, 250 W. 55th Street, New York, New York 10019, is the counsel to the Trust.

Expenses.

Each Fund bears the following expenses relating to its operations, including: taxes, interest, brokerage fees and commissions, fees of the Trustees, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of each Fund’s existence, costs of shareholders’ reports and meetings, and any extraordinary expenses incurred in the Fund’s operation.

ADDITIONAL INFORMATION

Description of Shares.

The Trust is a Delaware statutory trust. The Trust’s Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $.001 per share. The Trust currently offers Class A, C, R and Y shares of the Funds.  A Fund may not offer all such share classes.

The Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the prospectus and this SAI, the Trust’s shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of each Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series that are available for distribution.

Shareholders of each Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote (“share-based voting”). Alternatively (except where the 1940 Act requires share-based voting), the Trustees in their discretion may determine that shareholders are entitled to one vote per dollar of NAV (with proportional voting for fractional dollar amounts). Shareholders of all series and classes will vote together as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only shareholders of such series or class shall be entitled to vote thereon. The shareholders of the Trust are the insurance company separate accounts using the Funds to fund contracts. The insurance company separate accounts pass voting rights attributable to shares held for the contracts to the contract owners, as described in the separate account prospectus.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having an NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

90

The Trust Instrument permits the Trustees to take certain actions without obtaining shareholder approval, if the Trustees determine that doing so would be in the best interests of shareholders. These actions include: (a) reorganizing a Fund with another investment company or another series of the Trust; (b) liquidating a Fund; (c) restructuring a Fund into a “master/feeder” structure, in which a Fund (the “feeder”) would invest all of its assets in a separate “master” fund; and (d) amending the Trust Instrument, unless shareholder consent is required by law.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares, as defined under the 1940 Act, of the series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund and any other series in the matter are identical, or that the matter does not affect any interest of other series of the Trust. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of the Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

Shareholder and Trustee Liability.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Principal Holders of Securities.

The names and addresses of the record holders and, to the best knowledge of the Trust, the beneficial owners of 5% or more of the outstanding shares of the Funds’ equity securities as of [•], 2016, and the percentage of the outstanding shares held by such holders are set forth in the following table. Since the economic benefit of investing in each Fund is passed through to the underlying investors of the record owners of 25% or more of the Fund’s shares, these record owners are not considered the beneficial owners of the Funds’ shares or control persons of the Funds.

Fund	Name and Address of Owner	Percent Owned of Record
[•]	[•]	[•]	%
[•]	[•]	[•]
[•]	[•]	[•]
[•]	[•]	[•]
[•]	[•]	[•]
[•]	[•]	[•]

91

Financial Statements.

The audited financial statements of the Trust, with respect to the Funds, for the fiscal year ended December 31, 2015 are incorporated by reference herein.

Miscellaneous.

As used in the prospectus and in this SAI, “assets belonging to a fund” (or “assets belonging to the Funds”) means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series, and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.

As used in the prospectus and in this SAI, a “vote of a majority of the outstanding shares” of a Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The prospectus and this SAI omit certain of the information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

Fund Benchmarks.

The following section provides additional information about the Funds’ benchmark indexes listed under the “Average Annual Total Returns” table in the Funds’ Prospectus. Index results listed in the “Average Annual Total Returns” table assume the reinvestment of dividends paid on the securities constituting the index, except as otherwise noted. You may not invest in the indexes.

Benchmark Index	Description
Barclays High Yield Municipal Bond Index	An unmanaged index that is generally considered to be representative of the high yield municipal bond market and is composed of non-rated bonds and bonds rated below investment grade.
Barclays Municipal Bond Index	An unmanaged index that is generally considered to be representative of investment-grade municipal issues having remaining maturities greater than one year and a national scope.
Barclays U.S. Aggregate Bond Index	An unmanaged index that is generally considered to be representative of U.S. bond market activity.
Barclays U.S. Corporate High-Yield Index	An unmanaged index that is generally considered to be representative of the investable universe of the U.S. dollar-denominated high-yield debt market.
Barclays U.S. Government 1-3 Year Bond Index	An unmanaged index that is generally considered to be representative of U.S. Government bonds with maturities between

92

one and three years.
MSCI All Country World Index (Gross)	A free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.
MSCI China Index (Gross)

A free float-adjusted market capitalization-weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges.

MSCI EAFE Index (Gross)	A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.
MSCI Emerging Markets Index (Gross)	A free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.
MSCI Emerging Markets Small Cap Index (Gross)	A free float-adjusted market capitalization index that is designed to measure equity performance of small-capitalization companies in emerging markets.
MSCI World Commodity Producers Index (Gross)

An equity-based index designed to reflect the performance related to commodity producers stocks. The MSCI World Commodity Producers Index is a free float-adjusted market capitalization-weighted index comprised of commodity producer companies based on the Global Industry Classification Standard (GICS®).

Russell Midcap® Growth Index

An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.)

Russell Midcap® Value Index

An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.)

Russell 1000® Growth Index

An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index

An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index

An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)

Russell 2000® Value Index

An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)

Russell 2500® Growth Index	An unmanaged market-capitalization-weighted index that measures

93

the performance of those companies in the Russell 2500® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)

Benchmark Index	Description
Russell 3000® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index

An unmanaged market-capitalization-weighted index generally considered to be representative of U.S. equity market activity. The index consists of 500 stocks representing leading industries of the U.S. economy.

S&P/LSTA U.S. Leveraged Loan Index	A market-weighted index that tracks the performance of institutional leveraged loans.
S&P North American Natural Resources Sector Index™

A modified market-capitalization weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

S&P North American Technology Sector Index™	A modified market-capitalization weighted index based on a universe of technology-related stocks.

Each Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in a Prospectus and this SAI.

94

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Description of Security Ratings

Set forth below are descriptions of the relevant ratings of each of the NRSROs. These NRSROs and the descriptions of the ratings are as of the date of this SAI and may subsequently change.

Moody’s

Global Long-Term Ratings. Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The following describes the global long-term ratings by Moody’s.

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Medium-Term Note Program Ratings. Moody’s assigns provisional ratings to medium-term note (MTN) programs and definitive ratings to the individual debt securities issued from them (referred to as drawdowns or notes). MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specified priority of claim (e.g. senior or subordinated). To capture the contingent nature of a program rating, Moody’s assigns provisional ratings to MTN programs. A provisional rating is denoted by a (P) in front of the rating.

The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer’s default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

Moody’s encourages market participants to contact Moody’s Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

SAI-A-1

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Global Short-Term Ratings. Ratings assigned on Moody’s global short-term rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. The following describes Moody’s global short-term ratings.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1. — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2. — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3. — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP. — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Speculative Grade Liquidity Ratings. Moody’s Speculative Grade Liquidity Ratings are opinions of an issuer’s relative ability to generate cash from internal resources and the availability of external sources of committed financing, in relation to its cash obligations over the coming 12 months. Speculative Grade Liquidity Ratings will consider the likelihood that committed sources of financing will remain available. Other forms of liquidity support will be evaluated and consideration will be given to the likelihood that these sources will be available during the coming 12 months. Speculative Grade Liquidity Ratings are assigned to speculative grade issuers that are by definition Not Prime issuers.

SGL-1 — Issuers rated SGL-1 possess very good liquidity. They are most likely to have the capacity to meet their obligations over the coming 12 months through internal resources without relying on external sources of committed financing.

SGL-2 — Issuers rated SGL-2 possess good liquidity. They are likely to meet their obligations over the coming 12 months through internal resources but may rely on external sources of committed financing. The issuer’s ability to access committed sources of financing is highly likely based on Moody’s evaluation of near-term covenant compliance.

SGL-3 — Issuers rated SGL-3 possess adequate liquidity. They are expected to rely on external sources of committed financing. Based on its evaluation of near-term covenant compliance, Moody’s believes there is only a modest cushion, and the issuer may require covenant relief in order to maintain orderly access to funding lines.

SGL-4 — Issuers rated SGL-4 possess weak liquidity. They rely on external sources of financing and the availability of that financing is, in Moody’s opinion, highly uncertain.

Short-Term Obligation Ratings. While the global short-term ‘prime’ rating scale is applied to U.S. municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or

SAI-A-2

proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG-1. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2. This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3. This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG. This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG-1. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG-2. This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG-3. This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG. This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

SAI-A-3

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

• Nature of and provisions of the obligation, and the promise imputed by Standard & Poor’s;

• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA — An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

SAI-A-4

D — An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-) — The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings. The following describes Standard & Poor’s short-term issue credit ratings.

A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Municipal Short-Term Note Ratings. The following describes Standard & Poor’s Municipal Short-Term Note Ratings.

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

SAI-A-5

• Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

Active Qualifiers

L — Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p — This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

pi — Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix. Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

prelim — Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

• Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

• Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

• Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

• Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

• Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the

SAI-A-6

                        transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

• A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t — This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Fitch

International Long-Term Ratings

Investment Grade

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC, CC, C — High levels of credit risk. “CCC” ratings indicates that default is a real possibility. ‘CC’ ratings indicates that default of some kind appears probable. ‘C’ ratings indicate that default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD — Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

SAI-A-7

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

International Short-Term Ratings. The following describes Fitch’s two highest short-term ratings:

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

Notes to Long- and Short-term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Issuer Default Ratings category, or to Long-Term Issuer Default Ratings categories below ‘B’.

NR — A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Withdrawn — The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WD’.

Rating Watch — Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating

SAI-A-8

implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (‘CCC’, ‘CC’ and ‘C’) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook — trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving”.

Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the ‘CCC’, ‘CC’ and ‘C’ categories. Defaulted ratings typically do not carry an Outlook.

SAI-A-9

APPENDIX B

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Park Avenue Institutional Advisers LLC

Introduction

In its capacity as investment sub-adviser to certain Funds which may from time to time hold equity securities, Park Avenue has a fiduciary duty to the shareholders of the Funds to evaluate each company in which the Funds invest, in order to satisfy itself that the company meets certain management, financial and corporate governance standards. Park Avenue believes that each investment should reflect a sound economic decision that benefits the shareholders of the Funds; thus, as a guiding principle, in voting proxies Park Avenue seeks to maximize the shareholders’ economic interests. Accordingly, these policies and procedures are designed to ensure that Park Avenue votes proxies in the best interests of shareholders of the Funds, regardless of any relationship between Park Avenue, or any affiliate of Park Avenue, with the company soliciting the proxy. With limited exceptions, Park Avenue intends to vote all proxies solicited by issuers.

Proxy Voting Service

Park Avenue has retained the services of a proxy voting service provider (the “Proxy Voting Service Provider”), an independent proxy voting service, to act as its agent in voting proxies. The Proxy Voting Service Provider performs independent research on the management, financial condition and corporate governance policies of numerous companies, and makes voting recommendations. The Proxy Voting Service Provider votes proxies on Park Avenue’s behalf at shareholder meetings and is responsible for retaining copies of each proxy statement and maintaining records of how each proposal was voted.

In making its voting determinations, the Proxy Voting Service Provider has developed policies that involve an analysis of various factors relevant to the issuer and/or the proxy matter presented. After conducting its own evaluation of the Proxy Voting Service Provider’s factors and policies, Park Avenue has instructed the Proxy Voting Service Provider to make a voting determination based upon the Proxy Voting Service Provider’s factors and policies. The policies and the factors the Proxy Voting Service Provider considers in its voting determinations are further detailed in the guidelines. Park Avenue has instructed the Proxy Voting Service Provider to vote “for,” “against,” or on a “case-by-case” basis, along with the Proxy Voting Service Provider’s recommendations. In cases where the Proxy Voting Service Provider may not vote a proxy, a proposal may be referred to Park Avenue for consideration.

Conflicts of Interest

Sometimes a conflict of interest may arise in connection with the proxy voting process. For example, Park Avenue may have a material conflict of interest due to a significant business relationship with the company or a business relationship with a third party that has a material interest in the outcome of the vote, or a Park Avenue employee may have a personal conflict of interest due to a personal or familial relationship with someone at the company soliciting the proxy. Central to these proxy voting policies is Park Avenue’s philosophy that proxies should be voted only in the best interests of the shareholders of the Funds. Accordingly, these proxy voting policies are applied uniformly to avoid material conflicts of interest.

Guardian has taken certain measures to prevent economic or political incentives on the part of fund management or other Guardian business units to influence the outcome of a vote. Park Avenue has created an information barrier between fund management and those other business units that may have inside or other information about a company, to prevent fund management from obtaining information that could have the potential to influence proxy voting decisions.

If an occasion arises in which the Proxy Voting Service Provider is unable to vote a proxy due to its own conflict of interest, the Proxy Voting Service Provider will ask Park Avenue to provide specific voting instructions. In such situations, Park Avenue shall vote the proxy in accordance with these policies and procedures. In all other cases, the Proxy Voting Service Provider votes proxies on behalf of Park Avenue and the Funds applying uniform policies.

If the Proxy Voting Service Provider is unable to vote a proxy due to a conflict and has referred it to Park Avenue for voting instructions, and there is a potential material conflict of interest between the issuer and Guardian or a Guardian affiliate or employee, the proxy proposal will be referred to Park Avenue’s Oversight Committee. The Oversight Committee will provide voting instructions on the proposal after consulting with the fund manager and taking into account all factors it deems relevant. If the Oversight Committee believes a material conflict exists that cannot be resolved by the committee, it will refer the proposal to the Board of Trustees for guidance.

B-1

SailingStone Capital Partners LLC

Proxy Voting

Proxies are assets of SailingStone’s Clients that must be voted with diligence, care, and loyalty. SailingStone will vote each proxy in accordance with its fiduciary duty to its Clients. SailingStone will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, SailingStone will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities.

These policies and procedures do not apply to any Client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; SailingStone takes no responsibility for the voting of any proxies on behalf of any such Client. For those Clients that have delegated such authority and discretion to SailingStone, these policies and procedures apply equally to registered investment companies and other institutional accounts.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires SailingStone to maintain certain books and records associated with its proxy voting policies and procedures. The CCO will ensure that SailingStone complies with all applicable recordkeeping requirements associated with proxy voting.

SailingStone has retained ISS Governance Services (“ISS”) to assist in the proxy voting process. The CCO manages SailingStone’s relationship with ISS. ISS prepares analyses of most matters submitted to a shareholder vote. ISS receives a daily electronic feed of all holdings in SailingStone’s voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to ISS. ISS monitors the accounts and their holdings to be sure that all proxies are received and voted. As a result of the firm’s decision to use ISS, there is generally no physical handling of proxies by SailingStone personnel. The CCO ensures that ISS votes all proxies and retains all required documentation associated with proxy voting.

SailingStone has adopted proxy voting guidelines (the “Guidelines”) that set forth how SailingStone plans to vote on specific matters presented for shareholder vote. The Guidelines are generally based on ISS ESG principles.

SailingStone reserves the right to override the Guidelines when it considers that such an override would be in the best interest of its Clients, taking into consideration all relevant facts and circumstances at the time of the vote.

In advance of the deadline for any particular vote, ISS posts information regarding that vote on its secure website. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, and any analysis or other information that ISS has prepared with respect to the vote. The CCO accesses the website on a regular basis to monitor the matters presented for shareholder votes and to track the voting of the proxies.

SailingStone will not neglect its proxy voting responsibilities, but the Firm may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, SailingStone may be unable to vote securities that have been lent by the custodian. Also, proxy voting in certain countries involves “share blocking,” which limits SailingStone’s ability to sell the affected security during a blocking period that can last for several weeks. SailingStone believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so SailingStone generally abstains from voting when share blocking is required.

B-2

Registration Statement

of

VICTORY PORTFOLIOS

on

Form N-1A

PART C. OTHER INFORMATION

Item 28.

Exhibits:

(a)(1)	Certificate of Trust dated December 6, 1995. (6)

(a)(1)(b)	Certificate of Amendment dated August 19, 2015 to the Certificate of Trust. (29)

(a)(2)(a)	Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000. (2)

(a)(2)(b)	Schedule A to the Trust Instrument, current as of October 7, 2013. (6)

(a)(2)(c)	Schedule A to the Trust Instrument, current as of December 19, 2013. (17)

(a)(2)(d)	Schedule A to the Trust Instrument, current as of May 22, 2014. (12)

(a)(2)(e)	Schedule A to the Trust Instrument, current as of February 18, 2015. (28)

(a)(2)(f)	Amendment to Delaware Trust Instrument dated as of August 19, 2015. (29)

(b)	Bylaws, Amended and Restated as of August 26, 2009. (4)

(c)

The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2)(a) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a)	Investment Advisory Agreement dated August 1, 2013 between Registrant and Victory Capital Management Inc. (“VCM” or the “Adviser”). (6)

(d)(1)(b)	Schedule A to the Advisory Agreement dated August 1, 2013, current as of August 1, 2013. (6)

(d)(1)(c)	Schedule A to the Advisory Agreement dated August 1, 2013, current as of August 15, 2013. (6)

(d)(1)(d)	Schedule A to Advisory Agreement dated August 1, 2013, current as of October 23, 2013. (7)

(d)(1)(e)	Schedule A to Advisory Agreement dated August 1, 2013, current as of February 19, 2014. (17)

(d)(1)(f)	Schedule A to Advisory Agreement dated August 1, 2013, current as of May 22, 2014. (11)

(d)(1)(g)	Schedule A to Advisory Agreement dated August 1, 2013, current as of February 18, 2015. (28)

(d)(2)(a)	Investment Advisory Agreement dated February [•], 2016 between Registrant and the Adviser. (to be filed by amendment)

(d)(2)(b)	Schedule A to Advisory Agreement dated February [•], 2016, current as of February [•], 2016. (to be filed by amendment)

(d)(3)(a)

Sub-Investment Advisory Agreement dated August 1, 2013 between Registrant, the Adviser and KPB Investment Advisors LLC regarding the Victory National Municipal Bond and Victory Ohio Municipal Bond Funds. (6)

(d)(3)(b)	Schedule A to Sub-Advisory Agreement dated August 1, 2013, current as of August 1, 2013. (6)

(d)(4)	Form of Sub-Investment Advisory Agreement between Registrant, the Adviser and World Asset Management, Inc. regarding the Victory S&P 500 Index Fund. (11)

(d)(5)

Form of Investment Sub-Advisory Agreement between the Adviser and Park Avenue Institutional Advisers, LLC regarding the Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund. (to be filed by amendment)

(d)(6)	Form of Investment Sub-Advisory Agreement between the Adviser and SailingStone Capital Partners LLC regarding the Victory Global Natural Resources Fund. (to be filed by amendment)

(e)(1)	Distribution Agreement dated August 1, 2013 between Registrant and Victory Capital Advisers, Inc. (6)

(e)(2)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of August 1, 2013. (6)

(e)(3)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of October 23, 2013. (7)

(e)(4)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of February 19, 2014. (17)

(e)(5)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of May 22, 2014. (11)

(e)(6)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of February 18, 2015. (28)

(e)(7)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of February [•], 2016 (to be filed by amendment)

(f)	None.

(g)(1)(a)	Mutual Fund Custody Agreement dated July 1, 2011 between Registrant and KeyBank National Association (“KeyBank”).(3)

(g)(1)(a)(i)	Attachment A to the Mutual Fund Custody Agreement, as of October 23, 2013. (7)

(g)(1)(a)(ii)	Schedule I to the Mutual Fund Custody Agreement, as of October 23, 2013. (7)

(g)(1)(a)(iii)	Attachment A to the Mutual Fund Custody Agreement, as of May 22, 2014. (11)

(g)(1)(a)(iv)	Schedule I to the Mutual Fund Custody Agreement, as of May 22, 2014. (11)

(g)(1)(a)(v)	Attachment A to the Mutual Fund Custody Agreement, as of February 18, 2015. (28)

(g)(1)(a)(vi)	Schedule I to the Mutual Fund Custody Agreement, as of February 18, 2015. (28)

(g)(1)(b)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008. (1)

(g)(1)(c)	Fund Appendix to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008, revised as of February 14, 2014. (17)

(g)(1)(d)	Amendment and Fund Appendix dated May 22, 2014 to the Global Custodial Services Agreement between the Registrant and Citibank, N.A dated as of August 5, 2008. (11)

(g)(1)(e)	Master Custodian Agreement between Registrant, Victory Variable Insurance Funds, and State Street Bank and Trust Company. (to be filed by amendment)

(h)(1)	Revised Form of Broker-Dealer Agreement. (5)

(h)(2)(a)	Administration and Fund Accounting Agreement dated July 1, 2006 between Registrant and VCM. (9)

(h)(2)(b)	Amendment dated July 1, 2009 to Administration and Fund Accounting Agreement dated July 1, 2006. (4)

(h)(2)(c)	Amendment No. 2 dated July 1, 2012 to Administration and Fund Accounting Agreement dated July 1, 2006. (5)

(h)(2)(d)	Schedule D to the Administration and Fund Accounting Agreement dated July 1, 2006, current as of October 23, 2013. (7)

(h)(2)(e)	Schedule D to the Administration and Fund Accounting Agreement dated July 1, 2006, current as of February 19, 2014. (17)

(h)(2)(f)	Schedule D to the Administration and Fund Accounting Agreement dated July 1, 2006, current as of May 22, 2014. (19)

(h)(2)(g)	Schedule D to the Administration and Fund Accounting Agreement dated July 1, 2006, current as of February 18, 2015. (28)

(h)(3)(a)	Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006 between VCM and BISYS.(9)

(h)(3)(b)	First Amendment dated October 1, 2006 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(10)

(h)(3)(c)	Amendment dated July 1, 2009 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(4)

(h)(3)(d)	Amendment dated July 1, 2010 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(5)

(h)(3)(e)	Amendment dated July 1, 2012 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(5)

(h)(3)(f)	Amendment dated October 24, 2012 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(20)

(h)(3)(g)	Amendment dated October 23, 2013 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(7)

(h)(3)(h)	Amendment dated February 19, 2014 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(17)

(h)(3)(i)	Amendment dated May 22, 2014 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(19)

(h)(3)(j)	Amendment dated February 18, 2015 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(28)

(h)(4)(a)	Transfer Agency Agreement dated April 1, 2002 between Registrant and BISYS.(18)

(h)(4)(b)	Schedule A to the Transfer Agency Agreement dated April 1, 2002, current as of December 2, 2009.(4)

(h)(4)(c)	Supplement dated June 3, 2002 to the Transfer Agency Agreement dated April 1, 2002.(18)

(h)(4)(d)	Amendment dated July 24, 2002 to the Transfer Agency Agreement dated April 1, 2002.(18)

(h)(4)(e)	Amendment dated May 18, 2004 to the Transfer Agency Agreement dated April 1, 2002.(12)

(h)(4)(f)	Amendment dated July 1, 2006 to the Transfer Agency Agreement dated April 1, 2002.(9)

(h)(4)(g)	Amendment dated July 1, 2009 to the Transfer Agency Agreement dated April 1, 2002.(4)

(h)(4)(h)	Amendment dated August 31, 2011 to the Transfer Agency Agreement dated April 1, 2002.(3)

(h)(4)(i)	Amendment dated July 1, 2012 to the Transfer Agency Agreement dated April 1, 2002. (21)

(h)(4)(j)	Amendment dated October 24, 2012 to the Transfer Agency Agreement dated April 1, 2002.(20)

(h)(4)(k)	Amendment dated October 23, 2013 to the Transfer Agency Agreement dated April 1, 2002.(7)

(h)(4)(l)	Amendment dated February 19, 2014 to the Transfer Agency Agreement dated April 1, 2002.(17)

(h)(4)(m)	Amendment dated April 1, 2015 to the Transfer Agency Agreement dated April 1, 2002.(28)

(h)(5)	Transfer Agency and Service Agreement between Boston Financial Data Services and Registrant.(to be filed by amendment)

(h)(6)(a)	Expense Limitation Agreement dated as of August 1, 2013. (6)

(h)(6)(b)	Amendment to Expense Limitation Agreement dated as of October 23, 2013.(7)

(h)(6)(c)	Amendment to Expense Limitation Agreement dated as of February 19, 2014.(17)

(h)(6)(d)	Amendment to Expense Limitation Agreement dated as of March 1, 2015.(28)

(h)(6)(e)	Form of Expense Limitation Agreement.(12)

(h)(7)(a)	Expense Limitation Agreement relating to Balanced Fund dated as of August 1, 2013.(6)

(h)(7)(b)	Amendment to Expense Limitation Agreement dated as of February 19, 2014.(17)

(h)(7)(c)	Amendment to Expense Limitation Agreement dated as of February [•], 2016.(to be filed by amendment)

(h)(8)(a)	Form of Fee Limitation Letter Agreement between Registrant and Adviser.(11)

(i)(1)(a)	Opinions of Morrison & Foerster LLP dated October 24, 2012 and Morris Nichols Arsht & Tunnell LLP dated October 24, 2012 relating to all then current Funds and Classes of Shares.(20)

(i)(1)(b)

Opinions of Morrison & Foerster LLP dated February 27, 2013 and Morris Nichols Arsht & Tunnell LLP dated February 27, 2013 relating to Class R Shares for Global, International and International Select Funds.(5)

(i)(1)(c)	Opinions of Morrison & Foerster LLP dated December 31, 2013 and Morris Nichols Arsht & Tunnell LLP dated December 31, 2013 relating to Select Fund.(8)

(i)(l)(d)	Opinions of Morrison & Foerster LLP dated March 28, 2014 and Morris Nichols Arsht & Tunnell LLP dated March 28, 2014 relating to Emerging Markets Small Cap Fund.(17)

(i)(l)(e)

Opinions of Morrison & Foerster LLP dated June 17, 2014 and Morris Nichols Arsht & Tunnell LLP dated June 17, 2014 relating to Integrity Micro-Cap Equity, Integrity Mid-Cap Value, Integrity Small/Mid Value, Integrity Small-Cap Value, Munder Emerging Markets Small-Cap, Munder Growth Opportunities, Munder Index 500, Munder International Fund-Core Equity, Munder International Small-Cap, Munder Mid-Cap Core Growth and Munder Total Return Bond.(19)

(i)(1)(f)	Opinions of Morrison & Foerster LLP dated February 13, 2015 and Morris Nichols Arsht & Tunnell LLP dated February 13, 2015 relating to Munder Small Cap Growth Fund.(26)

(i)(1)(g)

Opinions of Morrison & Foerster LLP dated February 24, 2015 and Morris Nichols Arsht & Tunnell LLP dated February 24, 2015 relating to Integrity Small/Mid-Cap Value Fund — Class R6, Munder Total Return Bond Fund — Class R6, Munder International Fund-Core Equity Class R6 and Fund for Income Class R6.(27)

(i)(1)(h)	Opinions of Morrison & Foerster LLP dated [•], 2016 and Morris Nichols Arsht & Tunnell LLP dated[•], 2016 relating to Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, Victory Global Natural Resources Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory RS Emerging Markets Fund, Victory RS Emerging Markets Small Cap Fund, Victory RS China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund. (to be filed by amendment)

(i)(2)	Consent of Morrison & Foerster LLP. (to be filed by amendment)

(i)(3)	Consent of PricewaterhouseCoopers LLP. (to be filed by amendment)

(k)	Not applicable.

(l)(1)	Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio.(13)

(l)(2)	Purchase Agreement dated October 15, 1989.(14)

(l)(3)	Purchase Agreement.(15)

(l)(4)	Purchase Agreement dated February 16, 2010 with respect to Global Equity Fund.(16)

(l)(5)	Purchase Agreement dated October 31, 2012 with respect to Dividend Growth Fund.(20)

(l)(6)	Purchase Agreement dated December 30, 2013 with respect to Select Fund.(8)

(l)(7)	Purchase Agreement dated March 28, 2014 with respect to Emerging Markets Small Cap Fund.(17)

(l)(8)	Purchase Agreement dated October 30, 2015 with respect to Munder Small Cap Growth Fund.(28)

(m)(1)(a)	Amended and Restated Distribution and Service Plan dated December 11, 1998 as amended and restated February 20, 2013 for Class R Shares.(6)

(m)(1)(b)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares revised as of February 20, 2013. (6)

(m)(1)(c)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares revised as of May 22, 2014. (11)

(m)(1)(d)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares revised as of February [•], 2016. (to be filed by amendment)

(m)(2)(a)	Distribution and Service Plan dated February 26, 2002 as amended February 5, 2003 for Class C Shares.(6)

(m)(2)(b)	Schedule I to Distribution and Service Plan for Class C Shares, as revised October 24, 2012.(20)

(m)(2)(c)	Schedule I to Distribution and Service Plan for Class C Shares, as revised February 19, 2014.(17)

(m)(2)(d)	Schedule I to Distribution and Service Plan for Class C Shares, as revised May 22, 2014.(11)

(m)(2)(e)	Schedule I to Distribution and Service Plan for Class C Shares, as revised February [•], 2016. (to be filed by amendment)

(m)(3)(a)	Distribution and Service Plan dated August 1, 2013 for Class A shares of Registrant.(6)

(m)(3)(b)	Schedule I to Distribution and Service Plan for Class A Shares, current as of August 1, 2013.(6)

(m)(3)(c)	Schedule I to Distribution and Service Plan for Class A Shares, as revised October 23, 2013.(7)

(m)(3)(d)	Schedule I to Distribution and Service Plan for Class A Shares, as revised February 19, 2014.(17)

(m)(3)(e)	Schedule I to Distribution and Service Plan for Class A Shares, as revised February 18, 2015. (11)

(m)(3)(f)	Schedule I to Distribution and Service Plan for Class A Shares, as revised February [•], 2016. (to be filed by amendment)

(n)(1)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 20, 2013.(5)

(n)(2)	Amended and Restated Rule 18f-3 Multi-Class Plan, second amended and restated February 20, 2013.(6)

(n)(3)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated October 23, 2013.(7)

(n)(4)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 19, 2014.(17)

(n)(5)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated May 22, 2014.(11)

(n)(6)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 18, 2015.(28)

(n)(7)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated October 21, 2015.(30)

(n)(8)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February [•], 2016. (to be filed by amendment)

(p)(1)	Code of Ethics of Registrant as revised November 30, 2011.(20)

(p)(2)	Code of Ethics of the Adviser and the Distributor dated November 1, 2014.(27)

(p)(3)	Code of Ethics of World Asset Management, Inc. (12)

(p)(4)	Code of Ethics of Park Avenue Institutional Advisers, LLC (to be filed by amendment)

(p)(5)	Code of Ethics of SailingStone Capital Partners LLC (to be filed by amendment)

Powers of Attorney of Leigh A. Wilson, Nigel D. T. Andrews, David Brooks Adcock, E. Lee Beard, David C. Brown, David L. Meyer and Sally M. Dungan.(3)

Power of Attorney of John L. Kelly.(26)

(1) Filed as an Exhibit to Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed electronically on November 14, 2008, accession number 0001104659-08071024.

(2) Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.

(3) Filed as an Exhibit to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed electronically on December 22, 2011, accession number 0001104659-11-070891.

(4) Filed as an Exhibit to Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A filed electronically on December 4, 2009, accession number 0001104659-09-068535.

(5) Filed as an Exhibit to Post-Effective Amendment No 103 to Registrant’s Registration Statement on Form N-1A filed electronically on February 27, 2013, accession number 0001104659-13-015010.

(6) Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A filed electronically on October 15, 2013, accession number 0001104659-13-075668.

(7) Filed as an Exhibit to Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed electronically on December 23, 2013, accession number 0001104659-13-092003.

(8) Filed as an Exhibit to Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A filed electronically on December 31, 2013, accession number 0001104659-13-093041.

(9) Filed as an Exhibit to Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed electronically on December 20, 2006, accession number 0001104659-06-082890.

(10) Filed as an Exhibit to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed electronically on June 29, 2007, accession number 0001104659-07-051406.

(11) Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666, filed electronically on June 11, 2014, accession number 0001104659-14-045290.

(12) Filed as an Exhibit to Post-Effective Amendment No. 120 to Registrant’s Registration Statement on Form N-1A filed electronically on October 10, 2014, accession number 0001104659-14-071313.

(13) Filed as Exhibit 13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on November 13, 1986.

(14) Filed as Exhibit 13(b) to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on December 1, 1989.

(15) Filed as Exhibit 13(c) to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on December 1, 1989.

(16) Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed electronically on February 16, 2010, accession number 0001104659-10-007421.

(17) Filed as an Exhibit to Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed electronically on March 28, 2014, accession number 0001104659-14-024014.

(18) Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed electronically on December 27, 2002, accession number 0000922423-02-001283.

(19) Filed as an Exhibit to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A filed electronically on June 17, 2014, accession number 0001104659-14-046546.

(20) Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed electronically on October 26, 2012, accession number 0001104659-12-071603.

(21) Filed as an Exhibit to Post-Effective Amendment No. 30 to Munder Series Trust’s Registration Statement on Form N-1A filed electronically on October 28, 2008, accession number 0001193125-08-218017.

(22) Reserved.

(23) Reserved.

(24) Reserved.

(25) Reserved.

(26) Filed as an Exhibit to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed electronically on February 20, 2015, accession number 0001104659-15-012670.

(27) Filed as an Exhibit to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A filed electronically on February 26, 2015, accession number 0001104659-15-014530.

(28) Filed as an Exhibit to Post-Effective Amendment No. 126 to Registrant’s Registration Statement on Form N-1A filed electronically on May 4, 2015, accession number 0001104659-15-033255.

(29) Filed as an Exhibit to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed electronically on October 28, 2015, accession number 0001104659-15-073617.

(30) Filed as an Exhibit to Post-Effective Amendment No. 133 to Registrant’s Registration Statement on Form N-1A filed electronically on December 22, 2015, accession number 0001104659-15-086283.

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, as amended, incorporated herein as Exhibits (a)(2)(a) and (f) hereto, provides for the indemnification of Registrant’s Trustees and officers, as follows:

Section 10.02 Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.”

Indemnification of the Fund’s principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Victory Capital Management Inc. (“VCM” or the “Adviser”) is, effective July 31, 2013, a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of VCM owning a substantial minority interest in VCH. VCM provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. VCM offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of September 30, 2015, VCM managed or advised assets totaling in excess $33.3 billion for individual an institutional clients. VCM’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in New York, Cincinnati, Tampa and Denver.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that prior to August 1, 2013, certain directors and officers of the Adviser also held positions with the former parent company of VCM, KeyCorp or its subsidiaries, located at 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of VCM and VCH are as follows:

David C. Brown	• Director, Chairman and Chief Executive Officer of VCM and VCH
Kelly S. Cliff	• Director, Director, President, Investment Franchises of VCM and VCH
Michael D. Policarpo, II	• Director, Chief Financial Officer and Treasurer of VCM and VCH
Gregory J. Ewald	• Director, Chief Legal Officer and Secretary of VCM and VCH

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriter

(a) Victory Capital Advisers, Inc. (“VCA”) acts as principal underwriter for the shares of Registrant, Victory Portfolios II, Victory Variable Insurance Funds and Victory Institutional Funds.

(b) VCA, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

Name	Positions and Offices with VCA	Position and Offices with Registrant
Michael D. Policarpo, II	President	President
Donald Inks	Financial Operations Principal, Treasurer	None
Peter Scharich	Chief Compliance Officer and AML Officer	None
Gregory J. Ewald	Chief Legal Officer and Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

(1) Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its functions as investment adviser and administrator).

(2) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as custodian and shareholder servicing agent for certain funds).

(3) Citibank N.A., 388 Greenwich St., New York, New York 10013 (records relating to its function as custodian for certain funds).

(4) Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as sub-administrator, sub-fund accountant for certain funds).

(5) SunGard Investor Services LLC., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent for certain funds).

(6) Victory Capital Advisers, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor).

(7) KPB Investment Advisors LLC, 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as sub-adviser to the National Municipal Bond and Ohio Municipal Bond Funds)

(8) World Asset Management, Inc., 255 E. Brown Street, Birmingham, Michigan 48009 (records relating to its function as sub-adviser to the Munder Index 500 Fund)

(9) State Street Bank and Trust Company, 200 Newport Avenue, Quincy, Massachusetts 02171 (records relating to its function as custodian to the Victory RS Focused Opportunity Fund, Victory RS Focused Growth Opportunity Fund, Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, Victory Global Natural Resources Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory RS Emerging Markets Fund, Victory RS Emerging Markets Small Cap Fund, Victory RS China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund (collectively, the “Victory RS Funds”))

(10) Boston Financial Data Services, P.O. Box 219717, Kansas City, Missouri 64121 (records relating to its function as transfer agent to the Victory RS Funds

(11) Park Avenue Institutional Advisers LLC, 7 Hanover Square, New York, New York 10004 (records relating to its function as sub-adviser to the Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund)

(12) SailingStone Capital Partners LLC, One California Street, 30th Floor, San Francisco, California 94111 (records relating to its function as sub-adviser to the Victory Global Natural Resources Fund)

Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant’s Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 9th day of February, 2016.

VICTORY PORTFOLIOS
(Registrant)

By:	/s/ Christopher K. Dyer
Christopher K. Dyer, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of February, 2016.

/s/ Christopher K. Dyer	President
Christopher K. Dyer

/s/ Christopher E. Sabato	Treasurer
Christopher E. Sabato

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D. T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Sally M. Dungan

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact